Schedule of Investments (unaudited)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
Class A, 0.90%, 11/15/26	$5,000	$4,716,333
Class A, 4.95%, 10/15/27	1,000	994,157
Series 2022-2, Class A, 3.39%, 05/15/27	3,000	2,900,806
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%,
09/15/26	3,510	3,384,858
Capital One Multi-Asset Execution Trust Series 2021-A1,
Class A1, 0.55%, 07/15/26	2,000	1,905,854
Discover Card Execution Note Trust
3.56%, 07/15/27	2,000	1,933,448
Series 2022-A1, Class A1, 1.96%, 02/15/27	2,300	2,180,975
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A3, 1.49%, 12/16/24
(Call 01/16/24)	108	107,520
GM Financial Consumer Automobile Receivables Trust
2023-14.66%, 02/16/28 (Call 10/16/26)	3,090	3,049,759
Santander Drive Auto Receivables Trust Series 2021-3,
Class C, 0.95%, 09/15/27 (Call 03/15/25)	1,208	1,185,307
Toyota Auto Receivables Owner Trust
2.93%, 09/15/26	5,000	4,841,406
Series 2021-B, Class A4, 0.53%, 10/15/26
(Call 06/15/25)	750	693,001
Verizon Master Trust Series 2021-1, Class A, 0.50%,
05/20/27 (Call 05/20/24)	2,870	2,751,061

Total Asset-Backed Securities — 0.7%
(Cost: $31,766,486)		30,644,485

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.5%
Benchmark Mortgage Trust
Series 2018-B21, Class A2, 1.74%, 12/17/53	1,000	891,343
Series 2023-B38, Class A2, 5.63%, 04/15/56	7,000	6,773,293
CD Mortgage Trust, Series 2016-CD2, Class A3, 3.25%,
11/10/49	946	881,360
COMM Mortgage Trust
Series 2014-CR20, Class A3, 3.33%, 11/10/47
(Call 01/10/29)	3,266	3,189,426
Series 2015-PC1, Class A5, 3.90%, 07/10/50
(Call 06/10/25)	4,000	3,839,357
Commission Mortgage Trust
Class-A4, 3.09%, 10/10/49	5,440	4,982,293
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,127	1,121,099
Series 2014-CR20, Class A4, 3.59%, 11/10/47
(Call 01/10/29)	4,200	4,058,762
Series 2015-CR25, Class A4, 3.76%, 08/10/48
(Call 08/10/25)	2,650	2,542,423
Series 2015-CR27, Class A4, 3.61%, 10/10/48	1,335	1,264,646
Series 2015-LC21, Class A4, 3.71%, 07/10/48
(Call 01/10/26)	1,560	1,488,864
GS Mortgage Securities Trust
Series 2014-GC20, Class AAB, 3.66%, 04/10/47	317	315,434
Series 2014-GC24, Class A4, 3.67%, 09/10/47
(Call 09/10/24)	1,840	1,795,041
Series 2014-GC24, Class A5, 3.93%, 09/10/47
(Call 09/10/24)	4,000	3,863,489
Series 2017-GS7, Class AAB, 3.20%, 08/10/50	3,201	3,028,145
JP Morgan Chase Commercial Mortgage Securities
Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	1,499	1,491,936
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47
(Call 01/15/29)	$225	$222,083
Series 2015-C27, Class AS, 3.02%, 02/15/48	611	594,216
Series 2015-C29, Class A4, 3.61%, 05/15/48	2,000	1,895,723
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 3.99%, 07/15/46
(Call 06/15/28)(a)	199	192,727
Series 2014-C17, Class A4, 3.44%, 08/15/47	1,511	1,481,799
Series 2014-C18, Class ASB, 3.62%, 10/15/47
(Call 07/15/26)	241	237,686
Series 2015-C22, Class A4, 3.31%, 04/15/48
(Call 04/15/25)	250	237,497
Series 2016-C31, Class A5, 3.10%, 11/15/49
(Call 11/15/26)	3,075	2,823,986
Morgan Stanley Capital I Trust, Series 2019-L3,
Class AS, 3.49%, 11/15/52 (Call 11/15/29)	970	820,841
SG Commercial Mortgage Securities Trust, Series
2016-C5, Class C5, 2.90%, 10/10/48	634	606,596
UBS Commercial Mortgage Trust, Series 2018-C14,
Class ASB, 4.39%, 12/15/51	3,890	3,732,008
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4, 2.93%, 07/15/48	1,000	918,202
Series 2016-NXS5, Class A6, 3.64%, 01/15/59	5,000	4,711,233
Series 2017-C39, Class A5, 3.42%, 09/15/50
(Call 08/15/27)	5,000	4,588,819
		64,590,327
Total Collaterized Mortgage Obligations — 1.5%
(Cost: $71,626,299)		64,590,327

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25
(Call 08/11/23)(b)(c)	160	159,520
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/31/23)(b)(c)	445	408,773
7.75%, 04/15/28 (Call 04/15/24)(b)	355	296,627
Lamar Media Corp., 3.75%, 02/15/28 (Call 08/16/23)	225	206,012
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	490	470,268
3.65%, 11/01/24 (Call 08/01/24)	495	484,001
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (Call 08/11/23)(b)	245	225,569
6.25%, 06/15/25 (Call 08/31/23)(b)	170	169,104
Summer BC Bidco B LLC, 5.50%, 10/31/26
(Call 08/31/23)(b)	160	136,882
Terrier Media Buyer Inc., 8.88%, 12/15/27
(Call 08/11/23)(b)	330	257,601
WPP Finance 2010, 3.75%, 09/19/24	471	458,801
		3,273,158
Aerospace & Defense — 0.6%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	225	211,313
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	100	107,260
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	346	337,807
3.85%, 12/15/25 (Call 09/15/25)(b)	465	448,051
Boeing Co. (The)
2.20%, 02/04/26 (Call 08/11/23)	2,025	1,868,791

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Aerospace & Defense (continued)
2.25%, 06/15/26 (Call 03/15/26)	$252	$230,399
2.60%, 10/30/25 (Call 07/30/25)	65	60,735
2.70%, 02/01/27 (Call 12/01/26)	545	499,732
2.75%, 02/01/26 (Call 01/01/26)	645	604,668
2.80%, 03/01/27 (Call 12/01/26)	80	73,306
2.85%, 10/30/24 (Call 07/30/24)	118	113,751
3.25%, 02/01/28 (Call 12/01/27)	535	492,350
4.88%, 05/01/25 (Call 04/01/25)	1,363	1,346,494
5.04%, 05/01/27 (Call 03/01/27)	1,140	1,130,698
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(b)	275	258,671
7.13%, 06/15/26 (Call 08/31/23)(b)	425	421,583
7.50%, 03/15/25 (Call 08/31/23)(b)	146	146,734
7.88%, 04/15/27 (Call 08/31/23)(b)	670	668,459
Embraer Netherlands Finance BV
5.40%, 02/01/27	200	196,458
6.95%, 01/17/28 (Call 10/17/27)(d)	400	406,340
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%,
08/15/26 (Call 08/11/23)(b)(c)	205	188,664
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	90	81,493
2.38%, 11/15/24 (Call 09/15/24)	205	197,308
3.25%, 04/01/25 (Call 03/01/25)	485	470,033
3.50%, 05/15/25 (Call 03/15/25)	434	422,256
3.50%, 04/01/27 (Call 02/01/27)	325	310,382
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	228	215,681
4.95%, 08/15/25 (Call 05/15/25)	230	224,193
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	314	311,111
5.90%, 02/01/27	250	252,083
6.75%, 01/15/28	70	72,665
6.88%, 05/01/25 (Call 04/01/25)	240	243,571
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	289	280,628
3.85%, 12/15/26 (Call 09/15/26)	130	124,315
4.40%, 06/15/28 (Call 03/15/28)	750	725,617
5.40%, 01/15/27	325	325,764
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	520	503,667
4.45%, 05/15/28 (Call 04/15/28)	100	99,031
4.95%, 10/15/25 (Call 09/15/25)	315	314,505
5.10%, 11/15/27 (Call 10/15/27)	565	573,102
Moog Inc., 4.25%, 12/15/27 (Call 08/31/23)(b)	225	208,469
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	506	488,042
3.20%, 02/01/27 (Call 11/01/26)	5	4,723
3.25%, 01/15/28 (Call 10/15/27)	705	658,681
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	355	336,071
5.75%, 10/15/27 (Call 07/15/27)(b)	355	349,519
RTX Corp.
2.65%, 11/01/26 (Call 08/01/26)	285	265,101
3.13%, 05/04/27 (Call 02/04/27)	480	449,443
3.50%, 03/15/27 (Call 12/15/26)	516	491,000
3.95%, 08/16/25 (Call 06/16/25)	810	790,479
5.00%, 02/27/26 (Call 01/27/26)	180	179,732
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	120	112,517
4.60%, 06/15/28 (Call 03/15/28)(c)	125	106,434
	Par
Security	(000)	Value

Aerospace & Defense (continued)
7.50%, 04/15/25 (Call 08/31/23)(b)	$425	$425,200
ST Engineering RHQ Ltd., 1.50%, 04/29/25
(Call 01/29/25)(d)	600	561,882
TransDigm Inc.
5.50%, 11/15/27 (Call 08/31/23)	940	890,124
6.25%, 03/15/26 (Call 08/31/23)(b)	1,530	1,522,824
6.38%, 06/15/26 (Call 08/31/23)	335	331,593
7.50%, 03/15/27 (Call 08/31/23)	190	189,778
TransDigm UK Holdings PLC, 6.88%, 05/15/26
(Call 08/31/23)	200	198,978
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/31/23)(c)	180	174,197
9.00%, 03/15/28 (Call 03/15/25)(b)	425	437,061
		24,731,517
Agriculture — 0.4%
Adecoagro SA, 6.00%, 09/21/27	200	191,016
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	428	404,306
4.40%, 02/14/26 (Call 12/14/25)	440	431,842
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28	200	185,672
Archer-Daniels-Midland Co., 2.50%, 08/11/26
(Call 05/11/26)	342	321,654
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	500	432,270
2.79%, 09/06/24 (Call 08/06/24)	601	580,963
3.22%, 08/15/24 (Call 06/15/24)	294	286,088
3.22%, 09/06/26 (Call 07/06/26)	462	432,030
3.56%, 08/15/27 (Call 05/15/27)	1,407	1,307,567
4.70%, 04/02/27 (Call 02/02/27)	312	303,763
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	637	576,982
3.95%, 06/15/25(b)	684	663,172
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	487	450,772
3.25%, 08/15/26 (Call 05/15/26)	45	42,509
3.75%, 09/25/27 (Call 06/25/27)	5	4,722
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(b)	295	265,538
3.50%, 04/22/25 (Call 08/31/23)(b)	380	369,295
3.63%, 04/22/27 (Call 03/22/27)(b)	335	320,977
4.50%, 06/24/26(b)	205	202,247
4.88%, 10/10/25 (Call 09/10/25)(b)	420	417,577
Darling Ingredients Inc., 5.25%, 04/15/27
(Call 08/11/23)(b)	195	189,419
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(b)	365	342,775
4.25%, 07/21/25 (Call 04/21/25)(b)	550	530,250
6.13%, 07/27/27 (Call 06/27/27)(b)	295	297,381
MHP Lux SA, 6.95%, 04/03/26(d)	200	114,904
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	347	310,492
1.50%, 05/01/25 (Call 04/01/25)	444	416,876
2.75%, 02/25/26 (Call 11/25/25)	275	259,740
3.25%, 11/10/24	502	488,100
3.38%, 08/11/25 (Call 05/11/25)	388	375,060
4.88%, 02/13/26	655	650,585
4.88%, 02/15/28 (Call 01/15/28)	949	939,501
5.00%, 11/17/25	327	326,317
5.13%, 11/15/24	195	194,370
5.13%, 11/17/27 (Call 10/17/27)	778	779,867

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Agriculture (continued)
Reynolds American Inc., 4.45%, 06/12/25
(Call 03/12/25)	$1,026	$1,004,916
Turning Point Brands Inc., 5.63%, 02/15/26
(Call 08/11/23)(b)	90	83,612
Vector Group Ltd., 10.50%, 11/01/26 (Call 08/31/23)(b)	215	215,316
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	300	269,103
4.90%, 04/21/27 (Call 03/21/27)(b)	210	202,885
		16,182,431
Airlines — 0.3%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	426	395,856
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)	23	21,079
Series 2020-1, Class C, 10.50%, 07/15/26(b)	110	119,138
Alaska Airlines Pass Through Trust, Series 2020-1,
4.80%, 02/15/29(b)(c)	100	97,151
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(b)	230	227,555
American Airlines Group Inc., 3.75%, 03/01/25(b)	210	200,405
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(b)	80	79,382
11.75%, 07/15/25(b)	885	975,597
American Airlines Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/26(b)	1,114	1,097,411
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	76	71,250
Series 2014-1, Class A, 3.70%, 04/01/28(c)	143	131,369
Series 2015-1, Class A, 3.38%, 11/01/28	201	180,860
Series 2015-2, Class AA, 3.60%, 03/22/29	13	12,422
Series 2016-1, Class A, 4.10%, 07/15/29	63	57,107
Continental Airlines Pass Through Trust, Series 2012-2,
Class A, 4.00%, 04/29/26	148	143,500
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	330	317,216
4.38%, 04/19/28 (Call 01/19/28)	150	142,515
7.00%, 05/01/25(b)	669	684,407
7.38%, 01/15/26 (Call 12/15/25)(c)	325	337,337
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(b)	584	572,497
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27(d)	400	361,336
Hawaiian Airlines Pass Through Certificates, Series
2013-1, Class A, 3.90%, 07/15/27(c)	69	62,629
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles
Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	425	401,344
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd., 6.50%, 06/20/27
(Call 08/31/23)(b)	714	713,978
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)	935	932,522
5.25%, 05/04/25 (Call 04/04/25)	797	793,756
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%,
09/20/25 (Call 09/20/23)(b)	448	452,525
U.S. Airways Pass Through Trust, Series 2013-1,
Class A, 3.95%, 05/15/27	0	—
United Airlines Holdings Inc., 4.88%, 01/15/25	150	146,792
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(b)	710	672,505
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	376	362,389
Series 2014-1, Class A, 4.00%, 10/11/27	289	274,333
Series 2014-2, Class A, 3.75%, 03/03/28	192	180,183
Series 2020-1, Class A, 5.88%, 04/15/29	529	525,587
Series 2020-1, Class B, 4.88%, 07/15/27	162	156,419
	Par
Security	(000)	Value

Airlines (continued)
Unity 1 Sukuk Ltd., 2.39%, 11/03/25(d)	$200	$186,700
VistaJet Malta Finance PLC/Vista Management
Holding Inc.
7.88%, 05/01/27 (Call 05/01/24)(b)	175	162,335
9.50%, 06/01/28(c)	175	167,344
		12,416,731
Apparel — 0.1%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(b)(c)	320	300,784
Michael Kors USA Inc., 4.25%, 11/01/24
(Call 09/01/24)(b)	243	235,693
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	200	186,394
2.40%, 03/27/25 (Call 02/27/25)	503	481,607
2.75%, 03/27/27 (Call 01/27/27)	248	232,805
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	250	242,522
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	93	90,069
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	20	18,817
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	225	206,377
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	378	356,212
2.80%, 04/23/27 (Call 02/23/27)	105	95,612
William Carter Co. (The), 5.63%, 03/15/27
(Call 08/31/23)(b)	180	176,017
		2,622,909
Auto Manufacturers — 1.3%
Allison Transmission Inc., 4.75%, 10/01/27
(Call 08/11/23)(b)	175	165,842
American Honda Finance Corp.
0.75%, 08/09/24	208	198,203
1.00%, 09/10/25	480	440,179
1.20%, 07/08/25	381	353,023
1.30%, 09/09/26	430	384,097
1.50%, 01/13/25	630	597,190
2.15%, 09/10/24	470	453,414
2.35%, 01/08/27	225	206,728
4.70%, 01/12/28	100	99,217
4.75%, 01/12/26	60	59,702
5.00%, 05/23/25	250	248,745
5.13%, 07/07/28	1,175	1,181,133
5.25%, 07/07/26	175	175,667
Series A, 4.60%, 04/17/25	305	302,377
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25
(Call 11/01/24)(b)	405	409,957
Benteler International, Series 144A, Class A, 10.50%,
05/15/28	200	203,924
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	132	125,710
1.25%, 08/12/26 (Call 07/12/26)(b)	360	322,585
2.80%, 04/11/26 (Call 01/11/26)(b)	65	61,490
3.30%, 04/06/27 (Call 01/06/27)(b)	125	118,143
3.45%, 04/01/27 (Call 03/01/27)(b)	335	318,823
3.75%, 04/12/28 (Call 01/12/28)(b)	20	18,991
3.90%, 04/09/25 (Call 03/09/25)(b)	774	756,616
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	215	197,041
Daimler Finance North America LLC
1.45%, 03/02/26(b)	255	232,557
2.13%, 03/10/25(b)	395	375,491
3.30%, 05/19/25(b)	310	299,333

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(b)	$300	$283,911
2.00%, 12/14/26(b)	500	449,425
3.50%, 04/07/25(b)	405	391,356
3.65%, 04/07/27(b)	345	328,671
5.13%, 01/19/28(b)	245	243,687
5.15%, 01/16/26(b)	275	274,197
5.20%, 01/17/25(b)	160	159,083
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(c)	530	516,792
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	445	417,250
2.70%, 08/10/26 (Call 07/10/26)	530	475,044
2.90%, 02/16/28 (Call 12/16/27)	275	236,478
3.38%, 11/13/25 (Call 10/13/25)	745	696,582
3.66%, 09/08/24	290	281,332
3.82%, 11/02/27 (Call 08/02/27)	225	202,032
4.06%, 11/01/24 (Call 10/01/24)	580	562,287
4.13%, 08/04/25	495	472,923
4.13%, 08/17/27 (Call 06/17/27)	445	407,246
4.27%, 01/09/27 (Call 11/09/26)	320	298,659
4.39%, 01/08/26	425	403,690
4.54%, 08/01/26 (Call 06/01/26)	280	264,466
4.69%, 06/09/25 (Call 04/09/25)	225	217,755
4.95%, 05/28/27 (Call 04/28/27)	530	503,161
5.13%, 06/16/25 (Call 05/16/25)	695	676,812
6.80%, 05/12/28 (Call 04/12/28)	560	565,096
6.95%, 03/06/26 (Call 02/06/26)	425	429,186
6.95%, 06/10/26 (Call 05/10/26)	200	201,604
7.35%, 11/04/27 (Call 10/04/27)	530	544,612
Geely Automobile Holdings Ltd., 4.00%, (Call 12/09/24),
(5-year CMT + 5.449%)(a)(d)(e)	200	191,578
Geely Finance Hong Kong Ltd., 3.00%, 03/05/25(d)	200	188,482
General Motors Co.
6.13%, 10/01/25 (Call 09/01/25)	691	698,601
6.80%, 10/01/27 (Call 08/01/27)	525	547,979
General Motors Financial Co. Inc.
1.20%, 10/15/24	390	369,814
1.25%, 01/08/26 (Call 12/08/25)	699	630,142
1.50%, 06/10/26 (Call 05/10/26)	565	503,630
2.35%, 02/26/27 (Call 01/26/27)	575	516,016
2.70%, 08/20/27 (Call 06/20/27)	164	146,939
2.75%, 06/20/25 (Call 05/20/25)	555	526,179
2.90%, 02/26/25 (Call 01/26/25)	641	613,232
3.50%, 11/07/24 (Call 09/07/24)	417	405,086
3.80%, 04/07/25	5	4,854
4.00%, 01/15/25 (Call 10/15/24)	490	477,608
4.00%, 10/06/26 (Call 07/06/26)	381	362,781
4.30%, 07/13/25 (Call 04/13/25)	190	185,222
4.35%, 04/09/25 (Call 02/09/25)	451	442,684
4.35%, 01/17/27 (Call 10/17/26)	80	77,048
5.00%, 04/09/27 (Call 03/09/27)	629	618,439
5.25%, 03/01/26 (Call 12/01/25)	405	400,622
5.40%, 04/06/26	520	516,615
5.80%, 06/23/28 (Call 05/23/28)	955	958,925
6.00%, 01/09/28 (Call 12/09/27)	500	507,590
6.05%, 10/10/25	625	629,656
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	355	339,760
2.53%, 03/10/27 (Call 02/10/27)	525	483,535
	Par
Security	(000)	Value

Auto Manufacturers (continued)
Hyundai Assan Otomotiv Sanayi ve Ticaret AS, 1.63%,
07/12/26(d)	$200	$176,684
Hyundai Capital America
1.00%, 09/17/24(b)	365	345,086
1.30%, 01/08/26 (Call 12/08/25)(b)	389	350,392
1.50%, 06/15/26 (Call 05/15/26)(b)	380	338,143
1.65%, 09/17/26 (Call 08/17/26)(b)	525	466,342
1.80%, 10/15/25 (Call 09/15/25)(b)	325	298,116
1.80%, 01/10/28 (Call 11/08/27)(b)	35	29,717
2.38%, 10/15/27 (Call 08/15/27)(b)	90	78,901
2.65%, 02/10/25 (Call 01/10/25)(b)	270	257,488
2.75%, 09/27/26(c)(d)	200	183,036
3.50%, 11/02/26 (Call 09/02/26)(b)	360	337,183
5.50%, 03/30/26(b)	300	298,731
5.60%, 03/30/28 (Call 02/29/28)(b)	290	288,611
5.65%, 06/26/26(b)	250	249,333
5.68%, 06/26/28 (Call 05/26/28)(b)	1,000	996,510
5.80%, 06/26/25(b)	125	125,060
5.88%, 04/07/25 (Call 03/07/25)(b)	281	281,318
Hyundai Capital Services Inc.
1.25%, 02/08/26(d)	200	178,778
2.13%, 04/24/25(d)	200	187,542
3.63%, 08/29/27(d)	200	186,156
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)(c)	175	156,623
5.88%, 01/15/28 (Call 01/15/24)(b)	250	232,915
7.75%, 10/15/25 (Call 08/31/23)(b)	285	287,642
JB Poindexter & Co. Inc., 7.13%, 04/15/26
(Call 08/31/23)(b)	225	222,017
Kia Corp.
1.75%, 10/16/26(d)	200	177,266
2.38%, 02/14/25(d)	200	189,962
2.75%, 02/14/27(d)	200	182,986
Mercedes-Benz Finance North America LLC
3.50%, 08/03/25(b)	135	130,808
3.75%, 02/22/28(b)	375	355,418
4.80%, 03/30/28(b)	700	691,579
5.10%, 08/03/28	500	499,410
5.20%, 08/03/26	325	324,626
5.25%, 11/29/27(b)	305	307,696
5.38%, 08/01/25	300	299,895
5.38%, 11/26/25(b)	379	380,129
Series 144A, 4.80%, 03/30/26(b)	445	441,360
Series 144A, 4.95%, 03/30/25(b)	300	298,128
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	230	216,616
1.85%, 09/16/26 (Call 08/16/26)(b)	427	371,507
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(b)	235	209,909
2.75%, 03/09/28 (Call 01/09/28)(b)	20	17,030
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	600	566,556
4.35%, 09/17/27 (Call 07/17/27)(b)	965	895,674
PACCAR Financial Corp.
0.50%, 08/09/24	185	175,824
0.90%, 11/08/24	175	165,335
1.10%, 05/11/26	160	144,454
1.80%, 02/06/25	206	195,393
2.00%, 02/04/27	180	162,767
2.85%, 04/07/25	30	28,817

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.55%, 08/11/25.	$195	$189,515
4.45%, 03/30/26	90	89,346
4.60%, 01/10/28	210	209,530
4.95%, 10/03/25	225	225,128
Stellantis Finance U.S. Inc., 1.71%, 01/29/27
(Call 12/29/26)(b)	445	391,364
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	697	634,981
5.12%, 07/13/28	150	152,244
5.28%, 07/13/26	120	121,060
Toyota Motor Credit Corp.
0.63%, 09/13/24	485	460,076
0.80%, 01/09/26	25	22,575
1.13%, 06/18/26	560	503,199
1.45%, 01/13/25	620	587,394
1.80%, 02/13/25	418	396,853
1.90%, 01/13/27	440	398,200
2.00%, 10/07/24	400	384,764
3.00%, 04/01/25	445	429,078
3.05%, 03/22/27	650	610,434
3.20%, 01/11/27	100	94,718
3.40%, 04/14/25	43	41,814
3.65%, 08/18/25	650	632,209
3.95%, 06/30/25	420	411,075
4.40%, 09/20/24	575	568,738
4.45%, 05/18/26	300	296,415
4.55%, 09/20/27	615	608,419
4.63%, 01/12/28	180	179,167
4.80%, 01/10/25	355	353,076
5.40%, 11/10/25	595	600,141
5.45%, 11/10/27	390	398,927
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	560	508,766
2.85%, 09/26/24(b)	220	212,788
3.20%, 09/26/26(b)	50	46,914
3.35%, 05/13/25(b)	425	408,812
3.95%, 06/06/25(b)	400	389,008
4.35%, 06/08/27 (Call 05/08/27)(b)	530	513,236
4.63%, 11/13/25(b)	200	196,140
		56,400,105
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/31/23)(b)	335	321,345
7.00%, 04/15/28 (Call 04/15/25)(b)	175	176,631
American Axle & Manufacturing Inc.
6.25%, 03/15/26 (Call 08/11/23)	65	63,428
6.50%, 04/01/27 (Call 08/31/23)(c)	200	194,942
6.88%, 07/01/28 (Call 08/11/23)	49	46,578
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	745	679,932
3.38%, 03/15/25 (Call 12/15/24)(c)	119	114,643
5.00%, 10/01/25(b)	185	182,018
Clarios Global LP, 6.75%, 05/15/25 (Call 08/31/23)(b)	167	167,239
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 09/01/23)(b)	350	349,821
6.75%, 05/15/28	275	276,716
8.50%, 05/15/27 (Call 09/01/23)(b)(c)	665	673,312
Cooper-Standard Automotive Inc., 5.63%, 05/15/27
(Call 01/31/25), (10.625% PIK)(b)(f)	135	81,500
	Par
Security	(000)	Value

Auto Parts & Equipment (continued)
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25
(Call 08/31/23)(b)	$88	$86,901
Dana Inc.
5.38%, 11/15/27 (Call 08/11/23)	159	152,397
5.63%, 06/15/28 (Call 08/11/23)(c)	125	118,930
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28
(Call 08/31/23)(b)	175	161,721
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	300	287,910
5.00%, 05/31/26 (Call 08/31/23)(c)	320	311,085
7.00%, 03/15/28(c)	20	20,125
9.50%, 05/31/25 (Call 08/16/23)	325	333,444
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 08/11/23), (5.50% PIK)(b)(f)	175	161,893
6.00%, 05/15/27 (Call 08/11/23), (6.75% PIK)(b)(f)	195	186,984
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	20	18,814
Magna International Inc., 4.15%, 10/01/25
(Call 07/01/25)	115	111,644
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)	150	144,495
ZF North America Capital Inc.
4.75%, 04/29/25(b)	380	368,737
6.88%, 04/14/28 (Call 03/14/28)(b)	200	203,162
		5,996,347
Banks — 10.6%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26),
(1-year CMT + 0.800%)(a)(b)	350	308,424
4.75%, 07/28/25(b)	645	530,220
4.80%, 04/18/26(b)	380	366,122
ABQ Finance Ltd.
1.88%, 09/08/25(d)	400	368,296
3.13%, 09/24/24(d)	200	193,344
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(d)	200	188,194
4.50%, 09/14/27(d)	200	195,074
Access Bank PLC, 6.13%, 09/21/26(d)	200	175,086
Agricultural Bank of China Ltd./Hong Kong
1.25%, 06/17/26(d)	200	179,380
2.00%, 03/01/25(d)	200	189,506
2.25%, 03/01/27(d)	200	183,318
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(d)	200	181,964
1.50%, 01/18/25(d)	200	188,926
Agricultural Bank Of China Ltd./Singapore, 1.25%,
03/02/26(d)	200	181,062
Ahli United Sukuk Ltd., 3.88%, (Call 06/17/26),
(5-year CMT + 3.011%)(a)(d)(e)	200	182,500
AIB Group PLC, 7.58%, 10/14/26 (Call 10/14/25),
(1-day SOFR + 3.456%)(a)(b)	310	317,809
Akbank TAS
5.13%, 03/31/25(d)	200	192,206
6.80%, 02/06/26(d)	200	195,022
6.80%, 06/22/31 (Call 06/22/26),
(5-year CMT + 6.015%)(a)(d)	200	186,436
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32
(Call 08/11/27), (5-year CMT + 2.700%)(a)(b)	235	232,154
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	200	178,030
2.17%, 02/18/25(b)	260	246,766
Aozora Bank Ltd., 1.05%, 09/09/24(d)	200	188,560

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
ASB Bank Ltd.
1.63%, 10/22/26(b)	$200	$177,138
5.28%, 06/17/32 (Call 06/17/27),
(5-year CMT + 2.250%)(a)(b)	380	365,005
5.35%, 06/15/26(b)	200	198,916
5.40%, 11/29/27(b)	215	215,512
AUB Sukuk Ltd., 2.62%, 09/09/26(d)	200	181,696
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25),
(5-year CMT + 1.288%)(a)(b)	730	675,024
4.40%, 05/19/26(b)	200	191,496
4.83%, 02/03/25(b)	285	282,384
5.38%, 07/03/25	435	435,365
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	505	459,515
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(a)	400	396,328
Banco Bradesco SA/Cayman Islands
3.20%, 01/27/25(d)	400	382,744
4.38%, 03/18/27(d)	200	190,386
Banco de Bogota SA, 6.25%, 05/12/26(d)	400	389,012
Banco de Credito del Peru, 2.70%, 01/11/25
(Call 12/11/24)(c)(d)	200	191,472
Banco de Credito del Peru SA
3.13%, 07/01/30 (Call 07/01/25),
(5-year CMT + 3.000%)(a)(d)	400	371,472
3.25%, 09/30/31 (Call 09/30/26),
(5-year CMT + 2.450%)(a)(d)	300	266,076
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(d)	200	184,218
Banco del Estado de Chile, 2.70%, 01/09/25
(Call 12/09/24)(d)	200	190,764
Banco do Brasil SA/Cayman
3.25%, 09/30/26(d)	200	184,140
4.63%, 01/15/25(d)	400	391,172
Banco General SA, 4.13%, 08/07/27(d)	200	189,182
Banco Inbursa SA Institucion De Banca Multiple Grupo
Financiero Inbursa, 4.38%, 04/11/27(d)	150	143,246
Banco Internacional del Peru SAA Interbank, 3.25%,
10/04/26 (Call 08/04/26)(d)	200	185,702
Banco Nacional de Comercio Exterior
SNC/Cayman Islands
2.72%, 08/11/31, (5-year CMT + 2.000%)(a)(d)	200	168,730
4.38%, 10/14/25(d)	400	389,248
Banco Santander Chile, 2.70%, 01/10/25
(Call 12/10/24)(c)(d)	350	335,031
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand, 5.38%,
04/17/25(d)	700	693,679
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(a)	1,090	955,919
1.85%, 03/25/26	870	784,114
2.71%, 06/27/24	590	572,695
2.75%, 05/28/25	725	685,821
3.50%, 03/24/25	600	577,626
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(a)	655	617,043
4.25%, 04/11/27	200	190,202
5.15%, 08/18/25	300	295,890
5.18%, 11/19/25	287	280,502
	Par
Security	(000)	Value

Banks (continued)
5.29%, 08/18/27	$950	$933,774
5.59%, 08/08/28	800	800,000
Banco Votorantim SA, 4.38%, 07/29/25(d)	200	192,362
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	325	311,253
Bangkok Bank PCL/Hong Kong, 4.30%, 06/15/27
(Call 05/15/27)(d)	200	194,476
Bank Leumi Le-Israel BM, 5.13%, 07/27/27
(Call 06/27/27)(b)	200	197,928
Bank Mandiri Persero Tbk PT
2.00%, 04/19/26(d)	200	181,874
4.75%, 05/13/25(d)	200	196,782
Bank Muscat SAOG, 4.75%, 03/17/26(d)	200	193,548
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(d)	200	185,414
4.30%, (Call 03/24/27), (5-year CMT + 3.466%)(a)(d)(e)	200	166,826
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24),
(1-day SOFR + 0.910%)(a)	590	557,444
1.20%, 10/24/26 (Call 10/24/25),
(1-day SOFR + 1.010%)(a)	1,330	1,204,887
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(a)	1,476	1,357,418
1.53%, 12/06/25 (Call 12/06/24),
(1-day SOFR + 0.650%)(a)	1,065	1,000,706
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(a)	2,700	2,419,659
2.02%, 02/13/26 (Call 02/13/25),
(3-mo. SOFR + 1.902%)(a)	927	875,060
2.46%, 10/22/25 (Call 10/22/24),
(3-mo. SOFR + 1.132%)(a)	1,090	1,047,882
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(a)	1,085	983,379
3.09%, 10/01/25 (Call 10/01/24),
(3-mo. SOFR + 1.352%)(a)	415	401,749
3.37%, 01/23/26 (Call 01/23/25),
(3-mo. SOFR + 1.072%)(a)	989	954,504
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(a)	1,420	1,366,736
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(a)	2,465	2,268,638
3.50%, 04/19/26	1,115	1,070,846
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(a)	160	151,864
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(a)	600	559,770
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(a)	1,230	1,154,847
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(a)	1,282	1,212,067
3.88%, 08/01/25	410	399,750
4.00%, 01/22/25	262	255,269
4.20%, 08/26/24	310	304,811
4.25%, 10/22/26	280	270,586
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(a)	1,500	1,425,225
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(a)	1,235	1,189,577
4.45%, 03/03/26	674	656,173
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(a)	960	948,931

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(a)	$1,155	$1,135,931
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(a)	1,040	1,029,257
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(a)	1,010	1,002,809
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(a)	1,095	1,126,240
6.22%, 09/15/26	321	328,502
Series L, 3.95%, 04/21/25	485	470,426
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1-day SOFR + 0.910%)(a)	1,361	1,227,445
Bank of China Ltd.
3.50%, 04/20/27(d)	200	191,152
5.00%, 11/13/24(d)	1,400	1,382,542
Bank of China Ltd./Hong Kong
1.25%, 06/24/25(d)	600	554,526
2.38%, 01/16/25(d)	400	382,664
Bank of China Ltd./London, 1.00%, 11/02/24(d)	200	188,804
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(d)	400	361,548
Bank of China/Johannesburg, 1.88%, 02/16/25(d)	200	189,426
Bank of Communications Co. Ltd., 3.80%,
(Call 11/18/25), (5-year CMT + 3.345%)(a)(d)(e)	1,300	1,250,899
Bank of Communications Co. Ltd./Hong Kong, 1.20%,
09/10/25(d)	400	366,332
Bank of Communications Hong Kong Ltd., 2.30%,
07/08/31 (Call 07/08/26), (5-year CMT + 1.400%)(a)(d)	400	363,112
Bank of East Asia Ltd. (The), 4.00%, 05/29/30
(Call 05/29/25), (5-year CMT + 3.750%)(a)(d)	500	465,415
Bank of Ireland Group PLC, 6.25%, 09/16/26
(Call 09/16/25), (1-year CMT + 2.650%)(a)(b)	970	966,886
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(a)	340	304,446
1.25%, 09/15/26	500	443,580
1.50%, 01/10/25	680	641,730
1.85%, 05/01/25	359	337,180
2.65%, 03/08/27	500	458,410
3.70%, 06/07/25	710	687,266
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(a)	475	421,287
5.20%, 12/12/24	550	547,228
5.20%, 02/01/28 (Call 01/01/28)	514	514,550
5.30%, 06/05/26	160	160,011
Series H, 4.70%, 09/14/27 (Call 08/14/27)	245	240,563
Bank of New York Mellon (The), 5.15%, 05/22/26	250	249,308
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	145	130,570
1.05%, 10/15/26 (Call 09/15/26)	620	546,555
1.60%, 04/24/25 (Call 03/24/25)	611	573,540
2.05%, 01/26/27 (Call 12/26/26)	750	678,037
2.45%, 08/17/26 (Call 05/17/26)	10	9,291
2.80%, 05/04/26 (Call 02/04/26)	170	159,895
3.25%, 09/11/24 (Call 08/11/24)	342	333,122
3.25%, 05/16/27 (Call 02/16/27)	10	9,382
3.35%, 04/25/25 (Call 03/25/25)	427	411,449
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(a)	200	188,358
3.95%, 11/18/25 (Call 10/18/25)	20	19,350
	Par
Security	(000)	Value

Banks (continued)
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(a)	$210	$201,986
4.41%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 1.345%)(a)	140	137,480
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.168%)(a)	480	468,763
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(a)	380	375,630
5.22%, 11/21/25 (Call 11/21/24),
(1-day SOFR + 0.800%)(a)	315	313,387
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(a)	450	459,247
Series G, 3.00%, 02/24/25 (Call 01/24/25)	271	261,266
Series J, 0.85%, 10/25/24 (Call 09/25/24)	458	432,590
Bank of New Zealand
2.29%, 01/27/27(b)	350	316,558
4.85%, 02/07/28(b)	280	274,546
Bank of Nova Scotia (The)
1.05%, 03/02/26	495	444,060
1.30%, 06/11/25	241	223,284
1.30%, 09/15/26	500	443,375
1.35%, 06/24/26	459	410,488
1.45%, 01/10/25	607	572,006
1.95%, 02/02/27	439	393,124
2.20%, 02/03/25	534	507,717
2.95%, 03/11/27	405	375,018
3.45%, 04/11/25	628	606,102
4.50%, 12/16/25	175	169,671
4.75%, 02/02/26	180	177,597
5.25%, 12/06/24	475	472,763
5.25%, 06/12/28	200	199,702
5.45%, 06/12/25	200	199,444
Bank of the Philippine Islands, 2.50%, 09/10/24(d)	200	192,442
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3-mo. SOFR + 2.090%)(a)(c)	170	131,658
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	190	179,721
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(b)	215	199,481
1.60%, 10/04/26(b)	390	344,639
2.38%, 11/21/24(b)	230	219,261
4.52%, 07/13/25(b)	375	365,842
4.75%, 07/13/27(b)	235	228,502
4.93%, 01/26/26(b)	550	539,808
5.79%, 07/13/28(b)	200	202,334
5.90%, 07/13/26(b)	200	200,896
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(a)	657	584,651
2.85%, 05/07/26 (Call 05/07/25),
(1-day SOFR + 2.714%)(a)	932	880,265
4.38%, 09/11/24	400	391,100
4.38%, 01/12/26	1,130	1,091,840
5.20%, 05/12/26	870	846,997
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(a)	680	669,766
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(a)	875	861,149
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(a)	845	840,074

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(a)	$740	$759,144
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(a)	1,570	1,651,185
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(d)	200	183,962
BDO Unibank Inc., 2.13%, 01/13/26(d)	200	184,608
BNG Bank NV
1.50%, 10/16/24(b)	720	686,484
2.38%, 03/16/26(b)	17	15,998
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26),
(1-day SOFR + 1.004%)(a)(b)	1,075	962,361
1.68%, 06/30/27 (Call 06/30/26),
(1-day SOFR + 0.912%)(a)(b)	655	583,369
1.90%, 09/30/28 (Call 09/30/27),
(1-day SOFR + 1.609%)(a)(b)	200	171,448
2.22%, 06/09/26 (Call 06/09/25),
(1-day SOFR + 2.074%)(a)(b)	860	804,195
2.59%, 01/20/28 (Call 01/20/27),
(1-day SOFR + 1.228%)(a)(b)	795	715,118
2.82%, 11/19/25 (Call 11/19/24),
(3-mo. SOFR + 1.373%)(a)(b)	960	919,286
3.38%, 01/09/25(b)	815	787,477
3.50%, 11/16/27(b)	595	551,184
4.38%, 03/01/33 (Call 03/01/28),
(5-year USD Swap + 1.483%)(a)(b)	490	445,111
4.63%, 03/13/27(b)	475	456,807
5.13%, 01/13/29 (Call 01/13/28),
(1-year CMT + 1.450%)(a)(b)	600	589,668
BOS Funding Ltd., 4.00%, 09/18/24(d)	200	194,004
Boubyan Sukuk Ltd.
2.59%, 02/18/25(d)	200	191,458
3.39%, 03/29/27(d)	200	190,834
Boubyan Tier 1 Sukuk Ltd., 3.95%, (Call 10/01/26),
(5-year USD Swap + 2.896%)(a)(d)(e)	200	182,736
BPCE SA
1.63%, 01/14/25(b)	455	427,413
1.65%, 10/06/26 (Call 10/06/25),
(1-day SOFR + 1.520%)(a)(b)	715	647,983
2.05%, 10/19/27 (Call 10/19/26),
(1-day SOFR + 1.087%)(a)(b)	650	574,814
2.38%, 01/14/25(b)	545	514,513
4.50%, 03/15/25(b)	515	497,047
4.88%, 04/01/26(b)	280	269,660
5.13%, 01/18/28(b)(c)	845	832,739
5.98%, 01/18/27 (Call 01/18/26),
(1-day SOFR + 2.10%)(a)(b)	550	547,844
BSF Finance, 5.50%, 11/23/27(d)	200	202,610
Burgan Bank SAK, 2.75%, 12/15/31 (Call 09/15/26),
(5-year CMT + 2.229%)(a)(d)	200	152,524
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24),
(3-mo. LIBOR US + 2.470%)(a)	115	105,340
CaixaBank SA, 6.20%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 2.700%)(a)(b)	280	281,036
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	60	54,469
1.00%, 10/18/24	565	534,066
1.25%, 06/22/26	459	409,483
2.25%, 01/28/25	448	426,747
3.45%, 04/07/27	50	46,958
	Par
Security	(000)	Value

Banks (continued)
3.95%, 08/04/25	$610	$592,847
5.00%, 04/28/28	240	236,573
5.14%, 04/28/25	240	238,706
5.61%, 07/17/26	100	100,336
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25),
(1-day SOFR + 0.911%)(a)	260	244,751
CBQ Finance Ltd.
2.00%, 09/15/25(d)	200	184,796
2.00%, 05/12/26(d)	200	181,130
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25),
(5-year CMT + 2.150%)(a)(d)	1,200	1,131,096
2.85%, 01/21/32 (Call 01/21/27),
(5-year CMT + 1.400%)(a)(d)	600	560,016
China Construction Bank Corp./Hong Kong
1.25%, 08/04/25(d)	400	368,340
1.46%, 04/22/26(d)	400	362,348
China Construction Bank Corp./London, 3.13%,
05/17/25(d)	200	192,090
China Development Bank
3.00%, 06/01/26(d)	600	567,654
3.38%, 01/24/27(d)	200	192,620
China Everbright Bank Co. Ltd./Luxembourg, 0.83%,
09/14/24(d)	200	189,576
China Merchants Bank Co. Ltd./Hong Kong, 1.20%,
09/10/25(d)	400	365,376
China Merchants Bank Co. Ltd./Luxembourg Branch,
1.25%, 09/01/26(d)	200	177,180
CIMB Bank Bhd
2.13%, 07/20/27(d)	200	179,192
6.32%, 10/09/24, (3-mo. LIBOR US + 0.780%)(a)(d)	200	200,162
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(a)	1,143	1,021,556
1.28%, 11/03/25 (Call 11/03/24),
(1-day SOFR + 0.528%)(a)	587	552,936
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(a)	1,180	1,051,215
2.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 0.694%)(a)	570	538,160
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(a)	1,050	969,024
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(a)	923	883,763
3.20%, 10/21/26 (Call 07/21/26)	1,295	1,214,891
3.29%, 03/17/26 (Call 03/17/25),
(1-day SOFR + 1.528%)(a)	785	753,992
3.40%, 05/01/26	305	290,159
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(a)	800	742,120
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(a)	1,025	957,883
3.70%, 01/12/26	895	860,372
3.88%, 03/26/25	355	344,442
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(a)	910	862,589
4.00%, 08/05/24	173	169,943
4.30%, 11/20/26	110	105,664
4.40%, 06/10/25	487	474,718
4.45%, 09/29/27	1,760	1,692,046

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.60%, 03/09/26	$700	$683,109
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(a)	640	624,467
5.50%, 09/13/25	703	699,119
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(a)	825	823,135
6.63%, 01/15/28	70	73,759
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	205	189,479
4.58%, 08/09/28 (Call 08/09/27),
(1-day SOFR + 2.000%)(a)	710	665,646
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/27/26)	322	294,166
4.30%, 12/03/25 (Call 11/03/25)	195	183,602
Commercial Bank of Dubai PSC, 6.00%,
(Call 04/21/26)(a)(d)(e)	200	197,118
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26),
(5-year CMT + 3.874%)(a)(d)(e)	200	181,500
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	515	459,617
2.30%, 03/14/25(b)	545	519,799
2.55%, 03/14/27(b)	675	618,988
2.63%, 09/06/26(b)	45	41,665
2.85%, 05/18/26(b)	430	404,471
4.50%, 12/09/25(b)	200	193,966
Commonwealth Bank of Australia/New York NY
5.08%, 01/10/25	520	518,029
5.32%, 03/13/26	490	491,847
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25),
(1-year CMT + 0.730%)(a)(b)	590	531,283
1.11%, 02/24/27 (Call 02/24/26),
(1-year CMT + 0.550%)(a)(b)	775	689,727
1.34%, 06/24/26 (Call 06/24/25),
(1-year CMT + 1.000%)(a)(b)	535	491,670
1.98%, 12/15/27 (Call 12/15/26),
(1-year CMT + 0.730%)(a)(b)	465	409,409
4.38%, 08/04/25	405	393,259
4.66%, 08/22/28 (Call 08/22/27),
(1-year CMT + 1.750%)(a)(b)	685	664,032
5.50%, 07/18/25	250	250,525
5.56%, 02/28/29 (Call 02/28/28),
(1-year CMT + 1.400%)(a)(b)	400	396,544
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	600	565,668
3.38%, 05/21/25	280	270,052
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(d)	200	196,100
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(d)	200	189,994
Credit Agricole Corporate & Investment Bank SA, 0.78%,
06/28/24 (Call 09/28/23)	90	85,763
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 0.891%)(a)(b)	690	616,770
2.02%, 01/11/27(b)	620	556,345
4.00%, 01/10/33 (Call 01/10/28),
(5-year USD Swap + 1.644%)(a)(b)	550	494,719
5.59%, 07/05/26(b)	250	250,138
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25),
(1-day SOFR + 1.676%)(a)(b)	855	794,705
	Par
Security	(000)	Value

Banks (continued)
2.38%, 01/22/25(b)	$250	$237,943
3.25%, 10/04/24(b)	810	786,526
Credit Suisse AG, 7.95%, 01/09/25	280	286,082
Credit Suisse AG/New York NY
1.25%, 08/07/26	642	559,105
2.95%, 04/09/25	680	644,286
3.70%, 02/21/25	535	514,247
5.00%, 07/09/27	600	578,862
7.50%, 02/15/28	1,010	1,069,762
Dah Sing Bank Ltd., 3.00%, 11/02/31 (Call 11/02/26),
(5-year CMT + 1.950%)(a)(d)	250	217,598
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24),
(1-year CMT + 0.550%)(a)(b)	240	225,845
1.55%, 09/10/27 (Call 09/10/26),
(1-year CMT + 0.730%)(a)(b)	390	341,176
1.62%, 09/11/26 (Call 09/11/25),
(1-year CMT + 1.350%)(a)(b)	200	181,036
3.24%, 12/20/25 (Call 12/20/24),
(3-mo. LIBOR US + 1.591%)(a)(b)	330	315,213
4.30%, 04/01/28 (Call 04/01/27),
(1-year CMT + 1.750%)(a)(b)	490	462,041
6.46%, 01/09/26 (Call 01/09/25),
(1-year CMT + 2.100%)(a)(b)	410	411,398
DBS Group Holdings Ltd.
1.82%, 03/10/31 (Call 03/10/26),
(5-year CMT + 1.100%)(a)(d)	200	180,274
3.30%, (Call 02/27/25), (5-year CMT + 1.915%)(a)(d)(e)	200	189,636
Deutsche Bank AG
4.10%, 01/13/26	130	125,223
4.50%, 04/01/25	600	577,764
6.12%, 07/14/26 (Call 07/14/25),
(1-day SOFR + 3.190%)(a)	510	507,552
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(a)	265	270,260
Deutsche Bank AG/New York NY
1.69%, 03/19/26	445	404,816
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(a)	895	811,130
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(a)	675	592,893
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(a)	545	479,780
3.96%, 11/26/25 (Call 11/26/24),
(1-day SOFR + 2.581%)(a)	680	655,071
4.10%, 01/13/26	187	177,125
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(a)	435	380,334
5.37%, 09/09/27	240	238,022
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(a)	330	336,230
Development Bank of Kazakhstan JSC, 5.75%,
05/12/25(d)	200	201,108
Dexia Credit Local SA
1.13%, 04/09/26(b)	200	180,772
1.63%, 10/16/24(b)	835	796,866
DIB Sukuk Ltd.
1.96%, 06/22/26(d)	400	365,180
2.74%, 02/16/27(d)	400	368,164
2.95%, 01/16/26(d)	600	566,622

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
5.49%, 11/30/27(d)	$200	$203,246
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(e)	400	399,700
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(d)(e)	200	188,890
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (Call 10/19/26)(a)(d)(e)	200	180,446
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	510	487,249
3.45%, 07/27/26 (Call 04/27/26)	250	230,495
DNB Bank ASA
1.54%, 05/25/27 (Call 05/25/26),
(1-year CMT + 0.720%)(a)(b)	545	482,456
5.90%, 10/09/26 (Call 10/09/25),
(1-day SOFR + 1.950%)(a)(b)	590	590,118
Doha Finance Ltd., 2.38%, 03/31/26(d)	200	183,188
EI Sukuk Co. Ltd.
1.83%, 09/23/25(d)	200	185,374
2.08%, 11/02/26(d)	200	182,406
Emirates Development Bank PJSC, 1.64%, 06/15/26(d)	400	360,948
Emirates NBD Bank PJSC
1.64%, 01/13/26(d)	400	365,736
2.63%, 02/18/25(d)	200	190,664
4.25%, (Call 02/27/27)(a)(d)(e)	200	178,424
6.13%, (Call 03/20/25)(a)(d)(e)	400	396,368
6.13%, (Call 04/09/26)(a)(d)(e)	200	199,024
Fab Sukuk Co. Ltd., 1.41%, 01/14/26(d)	400	366,176
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/25(b)	365	343,965
4.40%, 08/23/25(b)	290	281,764
4.55%, 08/23/27(b)	205	198,475
5.28%, 01/23/26 (Call 01/23/25),
(1-day SOFR + 1.094%)(a)(b)	240	237,022
5.70%, 03/14/28(b)	200	201,312
Fifth Third Bancorp, 6.34%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 2.340%)(a)	55	56,016
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(a)	580	502,425
2.38%, 01/28/25 (Call 12/28/24)	257	243,831
4.06%, 04/25/28 (Call 04/25/27),
(1-day SOFR + 1.355%)(a)	435	405,424
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(a)	582	591,452
Fifth Third Bank NA, 5.85%, 10/27/25 (Call 10/27/24),
(1-day SOFR + 1.230%)(a)	465	458,746
First Abu Dhabi Bank PJSC
4.50%, (Call 04/05/26), (5-year CMT + 4.138%)(a)(d)(e)	400	377,976
5.13%, 10/13/27(d)	200	201,914
First Citizens BancShares Inc./NC, 3.38%, 03/15/30
(Call 03/15/25), (3-mo. SOFR + 2.465%)(a)	15	13,766
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(c)	237	222,794
First-Citizens Bank & Trust Co., 2.97%, 09/27/25
(Call 09/27/24), (3-mo. SOFR + 1.715%)(a)	255	242,796
Freedom Mortgage Corp.
6.63%, 01/15/27(b)	200	175,244
7.63%, 05/01/26	225	206,429
8.13%, 11/15/24 (Call 08/31/23)(b)	180	179,156
8.25%, 04/15/25 (Call 08/31/23)(b)	213	210,506
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25),
(1-day SOFR + 0.609%)(a)	345	320,088
	Par
Security	(000)	Value

Banks (continued)
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(a)	$870	$781,834
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(a)	1,124	1,007,497
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(a)	1,116	985,383
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(a)	1,685	1,502,801
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(a)	1,253	1,134,917
3.27%, 09/29/25 (Call 09/29/24),
(3-mo. SOFR + 1.201%)(a)	912	884,649
3.50%, 01/23/25 (Call 10/23/24)	642	621,931
3.50%, 04/01/25 (Call 03/01/25)	661	637,369
3.50%, 11/16/26 (Call 11/16/25)	589	555,545
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(a)	1,350	1,268,338
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.510%)(a)	1,095	1,031,457
3.75%, 05/22/25 (Call 02/22/25)	976	944,983
3.75%, 02/25/26 (Call 11/25/25)	795	763,272
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.158%)(a)	1,000	931,400
3.85%, 01/26/27 (Call 01/26/26)	869	829,165
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.301%)(a)	1,000	948,250
4.25%, 10/21/25	827	801,363
4.39%, 06/15/27 (Call 06/15/26),
(1-day SOFR + 1.510%)(a)	370	360,102
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(a)	1,030	997,400
5.70%, 11/01/24	695	694,374
5.95%, 01/15/27	143	145,209
Gulf International Bank BSC, 2.38%, 09/23/25(d)	200	185,420
Hana Bank
1.25%, 12/16/26(d)	200	173,784
3.25%, 03/30/27(d)	200	187,746
4.25%, 10/14/24(d)	200	195,194
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(a)	736	654,937
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(a)	860	798,364
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(a)	855	796,586
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(a)	1,225	1,094,550
2.63%, 11/07/25 (Call 11/07/24),
(3-mo. SOFR + 1.402%)(a)	925	884,642
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(a)	805	768,389
3.90%, 05/25/26	395	377,604
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(a)	900	848,727
4.18%, 12/09/25 (Call 12/09/24),
(1-day SOFR + 1.510%)(a)	460	448,390
4.25%, 08/18/25	795	767,731
4.29%, 09/12/26 (Call 09/12/25),
(3-mo. SOFR + 1.609%)(a)	385	371,968
4.30%, 03/08/26	1,160	1,125,351

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.38%, 11/23/26	$510	$485,168
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(a)	800	770,928
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(a)	1,090	1,067,840
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(a)	1,400	1,418,382
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(a)	925	956,182
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(a)	705	744,889
HSBC USA Inc., 5.63%, 03/17/25	300	300,033
Huntington Bancshares Inc., 4.44%, 08/04/28
(Call 08/04/27), (1-day SOFR + 1.970%)(a)	250	236,600
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	267	258,050
4.00%, 05/15/25 (Call 04/15/25)	221	213,053
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27),
(1-day SOFR + 1.650%)(a)	275	261,302
5.70%, 11/18/25 (Call 11/18/24),
(1-day SOFR + 1.215%)(a)	290	285,285
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(c)(d)	400	384,936
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26), (5-year CMT + 2.368%)(a)(d)(e)	2,800	2,612,820
4.88%, 09/21/25(d)	600	589,560
Industrial & Commercial Bank of China Ltd./Dubai DIFC,
6.33%, 10/17/24, (1-day SOFR + 1.032%)(a)(d)	400	400,372
Industrial & Commercial Bank of China Ltd./Hong Kong
1.20%, 07/20/25(d)	400	368,472
1.63%, 10/28/26(d)	200	178,932
6.29%, 09/16/24, (3-mo. LIBOR US + 0.780%)(a)(d)	400	400,340
Industrial & Commercial Bank of China Ltd./Singapore,
1.20%, 09/09/25(d)	600	549,822
Industrial & Commercial Bank of China Macau Ltd.,
2.88%, 09/12/29 (Call 09/12/24),
(5-year CMT + 1.650%)(a)(d)	400	386,512
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25),
(1-year CMT + 1.100%)(a)(b)	380	348,065
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(a)	385	345,472
3.87%, 03/28/26 (Call 03/28/25),
(1-day SOFR + 1.640%)(a)	450	434,619
3.95%, 03/29/27	460	439,401
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(a)	460	434,327
4.63%, 01/06/26(b)	465	454,570
International Bank of Azerbaijan OJSC, 3.50%,
09/01/24(d)	330	314,533
Intesa Sanpaolo SpA
5.71%, 01/15/26(b)	530	511,620
7.00%, 11/21/25(b)	200	203,024
Series XR, 3.25%, 09/23/24(b)	305	294,179
Itau Unibanco Holding SA/Cayman Island, 3.25%,
01/24/25(d)	200	192,052
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24),
(1-day SOFR + 0.490%)(a)	715	676,776
	Par
Security	(000)	Value

Banks (continued)
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(a)	$720	$642,506
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(a)	1,180	1,065,457
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(a)	1,299	1,149,758
1.56%, 12/10/25 (Call 12/10/24),
(1-day SOFR + 0.605%)(a)	1,091	1,029,173
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(a)	1,368	1,231,706
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(a)	1,053	993,569
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(a)	1,454	1,368,897
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(a)	335	298,395
2.30%, 10/15/25 (Call 10/15/24),
(1-day SOFR + 1.160%)(a)	964	923,753
2.60%, 02/24/26 (Call 02/24/25),
(1-day SOFR + 0.915%)(a)	795	758,994
2.95%, 10/01/26 (Call 07/01/26)	935	876,226
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(a)	830	764,247
3.20%, 06/15/26 (Call 03/15/26)	420	399,151
3.30%, 04/01/26 (Call 01/01/26)	566	539,432
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.206%)(a)	980	910,155
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(a)	1,152	1,078,145
3.63%, 12/01/27 (Call 12/01/26)	1,000	944,500
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(a)	805	763,583
3.88%, 09/10/24	432	423,408
3.90%, 07/15/25 (Call 04/15/25)	363	354,270
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.506%)(a)	908	876,610
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(a)	1,341	1,310,653
4.13%, 12/15/26	330	318,618
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(a)	1,331	1,288,701
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(a)	1,735	1,712,601
5.30%, 07/24/29	1,865	1,869,066
5.55%, 12/15/25 (Call 12/15/24),
(1-day SOFR + 1.070%)(a)	1,000	997,610
7.63%, 10/15/26	380	406,034
7.75%, 07/15/25	25	26,051
8.00%, 04/29/27	150	165,746
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31
(Call 10/02/26), (5-year CMT + 1.700%)(a)(d)	400	356,880
KBC Group NV, 5.80%, 01/19/29 (Call 01/19/28),
(1-year CMT + 2.100%)(a)(b)	320	319,763
KeyBank NA/Cleveland OH
3.30%, 06/01/25	250	235,808
4.15%, 08/08/25	515	488,225
4.39%, 12/14/27	450	414,720
5.85%, 11/15/27 (Call 10/16/27)	500	489,930

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
KeyCorp
2.25%, 04/06/27	$170	$147,618
4.15%, 10/29/25	155	149,129
Kookmin Bank
1.38%, 05/06/26(d)	400	357,820
1.75%, 05/04/25(d)	200	187,072
2.13%, 02/15/25(d)	200	189,704
Korea Development Bank (The)
0.80%, 07/19/26	200	175,294
1.00%, 09/09/26	400	350,636
2.13%, 10/01/24	200	192,284
3.00%, 01/13/26	800	756,640
3.38%, 09/16/25	600	576,282
Kreditanstalt fuer Wiederaufbau
0.38%, 07/18/25	3,547	3,245,079
0.50%, 09/20/24	1,335	1,262,616
0.63%, 01/22/26	3,730	3,376,955
1.00%, 10/01/26	437	391,797
1.25%, 01/31/25	1,181	1,113,565
1.38%, 08/05/24	1,667	1,599,503
2.00%, 05/02/25	1,685	1,598,324
2.50%, 11/20/24	639	616,200
3.00%, 05/20/27	175	166,096
3.13%, 06/10/25	305	294,642
3.38%, 08/23/24	690	674,992
3.63%, 04/01/26	10	9,745
3.75%, 02/15/28	1,965	1,918,233
3.88%, 06/15/28	3,000	2,942,970
Landeskreditbank Baden-Wuerttemberg Foerderbank,
0.50%, 12/08/25(d)	15	13,553
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	157	142,090
1.75%, 07/27/26	25	23,000
1.75%, 01/14/27(d)	95	86,531
2.00%, 01/13/25	307	292,973
2.38%, 06/10/25	625	594,506
3.88%, 09/28/27	142	139,399
3.88%, 06/14/28	1,000	982,170
Series 37, 2.50%, 11/15/27	45	41,744
Series 40, 0.50%, 05/27/25	810	745,686
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(a)	570	506,587
2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(a)	645	610,073
3.51%, 03/18/26 (Call 03/18/25),
(1-year CMT + 1.600%)(a)	595	570,236
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(a)	295	269,061
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(a)	905	845,569
4.45%, 05/08/25	360	351,104
4.50%, 11/04/24	300	293,160
4.65%, 03/24/26	1,043	1,004,889
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(a)	1,000	997,610
5.99%,.	600	604,418
M&T Bank Corp., 4.55%, 08/16/28 (Call 08/16/27),
(1-day SOFR + 1.780%)(a)	490	464,192
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28	200	203,484
	Par
Security	(000)	Value

Banks (continued)
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	$520	$495,352
3.23%, 03/21/25(b)	410	394,326
3.90%, 01/15/26(b)	410	396,667
4.00%, 07/29/25(b)	220	212,861
5.21%, 06/15/26(b)	120	119,131
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24),
(1-day SOFR + 0.694%)(a)(b)	342	322,061
1.34%, 01/12/27 (Call 01/12/26),
(1-day SOFR + 1.069%)(a)(b)	510	456,481
1.63%, 09/23/27 (Call 09/23/26),
(1-day SOFR + 0.910%)(a)(b)	520	455,411
1.94%, 04/14/28 (Call 04/14/27),
(1-day SOFR + 0.995%)(a)(b)	330	286,605
4.10%, 06/21/28 (Call 06/21/27),
(1-day SOFR + 2.125%)(a)(b)	55	51,723
5.11%, 08/09/26 (Call 08/09/25),
(1-day SOFR + 2.208%)(a)(b)	350	345,247
Malayan Banking Bhd, 6.12%, 08/16/24,
(3-mo. LIBOR US + 0.800%)(a)(d)	400	400,588
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (Call 12/27/25)	480	463,411
4.70%, 01/27/28 (Call 12/27/27)	760	728,012
5.40%, 11/21/25 (Call 10/21/25)	465	456,867
MAR Sukuk Ltd., 2.21%, 09/02/25(d)	400	374,672
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(d)	200	183,704
Mitsubishi UFJ Financial Group Inc.
0.96%, 10/11/25 (Call 10/11/24),
(1-year CMT + 0.450%)(a)	600	563,184
1.41%, 07/17/25	925	852,295
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(a)	1,010	898,961
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(a)	620	547,993
2.19%, 02/25/25	1,080	1,022,674
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(a)	660	592,574
2.76%, 09/13/26	200	184,200
3.29%, 07/25/27	135	125,495
3.78%, 03/02/25	90	87,379
3.84%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.125%)(a)	310	299,581
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(a)	505	480,305
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(a)	590	579,374
5.06%, 09/12/25 (Call 09/12/24),
(1-year CMT + 1.550%)(a)	410	405,838
5.24%, 04/19/29	200	197,466
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(a)	390	388,030
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(a)	355	354,372
5.54%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.500%)(a)	200	199,168
5.72%, 02/20/26 (Call 02/20/25),
(1-year CMT + 1.080%)(a)	600	598,230

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(a)	$390	$344,284
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(a)	540	478,667
2.23%, 05/25/26 (Call 05/25/25),
(3-mo. SOFR + 1.092%)(a)	360	335,743
2.56%, 09/13/25 (Call 09/13/24),
(3-mo. SOFR + 1.362%)(a)	375	359,498
2.65%, 05/22/26 (Call 05/22/25),
(1-year CMT + 0.900%)(a)	425	399,623
2.84%, 09/13/26	200	183,736
3.17%, 09/11/27	25	22,927
3.48%, 04/12/26(b)	820	776,934
3.66%, 02/28/27	200	188,666
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(a)	1,095	1,088,583
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(a)	400	401,772
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(a)	1,173	1,049,471
1.16%, 10/21/25 (Call 10/21/24),
(1-day SOFR + 0.560%)(a)	310	291,422
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(a)	1,240	1,102,447
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(a)	1,445	1,296,671
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(a)	1,166	1,097,451
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(a)	1,110	1,004,272
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(a)	745	709,300
3.13%, 07/27/26	612	575,353
3.59%, 07/22/28 (Call 07/22/27),
(3-mo. LIBOR US + 1.340%)(a)	1,045	972,477
3.63%, 01/20/27	1,275	1,208,929
3.70%, 10/23/24	243	237,593
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(a)	1,175	1,099,400
3.88%, 01/27/26	1,045	1,008,644
3.95%, 04/23/27	1,044	993,888
4.00%, 07/23/25	832	810,659
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(a)	885	850,166
4.35%, 09/08/26	525	507,523
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(a)	860	843,798
5.00%, 11/24/25	855	845,099
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(a)	775	767,374
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(a)	1,127	1,114,547
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(a)	1,135	1,123,253
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(a)	125	125,253
6.14%, 10/16/26 (Call 10/16/25),
(1-day SOFR + 1.770%)(a)	210	212,505
	Par
Security	(000)	Value

Banks (continued)
6.25%, 08/09/26	$475	$486,248
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(a)	335	346,330
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(1-day SOFR + 0.745%)(a)	412	386,518
Morgan Stanley Bank NA
4.75%, 04/21/26	350	345,709
5.48%, 07/16/25	370	370,670
MUFG Bank Ltd., 3.25%, 09/08/24(b)	300	291,930
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29
(Call 11/20/24), (5-year CMT + 2.180%)(a)(d)	250	239,618
National Australia Bank Ltd.
1.39%, 01/12/25(b)	760	717,691
1.89%, 01/12/27(b)	515	463,577
3.45%, 12/04/23(b)	250	247,898
3.91%, 06/09/27	535	512,792
4.90%, 06/13/28	250	248,170
4.94%, 01/12/28	280	278,956
4.97%, 01/12/26	250	248,983
5.20%, 05/13/25	250	249,400
National Australia Bank Ltd./New York
2.50%, 07/12/26	460	428,858
5.13%, 11/22/24	250	249,028
National Bank of Canada
0.75%, 08/06/24	255	241,289
5.25%, 01/17/25	350	348,810
National Securities Clearing Corp.
1.50%, 04/23/25 (Call 03/23/25)(b)	630	590,436
5.00%, 05/30/28(b)	250	249,668
5.05%, 11/21/24(b)	250	248,750
5.10%, 11/21/27 (Call 10/21/27)(b)	270	271,477
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(a)	700	620,298
3.75%, 11/01/29 (Call 11/01/24),
(5-year CMT + 2.100%)(a)	380	360,552
4.80%, 04/05/26	205	199,746
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(a)	600	573,360
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(a)	330	324,364
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(a)	570	566,865
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(a)	800	825,304
NatWest Markets PLC
0.80%, 08/12/24(b)	460	436,356
1.60%, 09/29/26(b)	495	436,402
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.050%)(a)(d)	200	179,242
NBK Tier 1 Financing 2 Ltd., 4.50%,
(Call 08/27/25)(a)(d)(e)	400	368,524
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(a)(d)(e)	200	174,700
NCB Tier 1 Sukuk Ltd., 3.50%, (Call 07/26/26)(a)(d)(e)	400	371,252
Nederlandse Waterschapsbank NV
1.75%, 01/15/25(b)(c)	360	341,950
2.38%, 03/24/26(b)	335	315,121
NongHyup Bank
1.25%, 07/20/25(d)	400	367,916
4.25%, 07/06/27(d)	200	193,806

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Nordea Bank Abp
1.50%, 09/30/26(b)	$285	$250,712
3.60%, 06/06/25(b)	300	289,044
4.75%, 09/22/25(b)	685	672,369
5.38%, 09/22/27(b)	410	406,466
Norinchukin Bank (The)
1.28%, 09/22/26(b)	205	180,439
4.87%, 09/14/27(b)	230	227,079
Series 144A, 5.43%, 03/09/28(b)	225	227,410
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(a)	162	145,729
3.95%, 10/30/25	77	74,539
4.00%, 05/10/27 (Call 04/10/27)	550	532,229
NRW Bank
0.38%, 02/10/25(d)	600	557,052
0.63%, 05/19/25(d)	283	260,799
0.75%, 10/25/24(d)	100	94,379
0.88%, 03/09/26(d)	360	325,465
4.63%, 11/04/25(d)	10	9,924
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	275	250,000
0.50%, 09/16/24	205	193,879
0.50%, 02/02/26	230	207,012
1.50%, 02/12/25	807	762,405
2.88%, 05/23/25	185	177,702
4.13%, 01/20/26	5	4,923
4.63%, 11/03/25	40	39,775
OTP Bank Nyrt
7.50%, 05/25/27(a)	200	201,172
8.75%, 05/15/33 (Call 02/15/28),
(5-year CMT + 5.060%)(a)(d)	200	200,296
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25),
(5-year CMT + 1.580%)(a)(b)	635	582,828
4.60%, 06/15/32 (Call 06/15/27),
(5-year CMT + 1.575%)(a)(d)	200	193,590
Philippine National Bank, 3.28%, 09/27/24(d)	200	193,112
PNC Bank NA
3.88%, 04/10/25 (Call 03/10/25)	230	222,507
2.50%, 08/27/24 (Call 07/27/24)	300	289,779
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	520	460,959
2.20%, 11/01/24 (Call 10/02/24)	746	714,153
2.60%, 07/23/26 (Call 05/23/26)	305	283,315
3.15%, 05/19/27 (Call 04/19/27)	80	74,398
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(a)	1,044	1,026,043
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.630%)(a)	496	493,203
5.58%, 06/12/29	1,042	1,043,646
5.67%, 10/28/25 (Call 10/28/24),
(1-day SOFR + 1.090%)(a)	50	49,776
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(a)	292	292,374
QIB Sukuk Ltd.
1.95%, 10/27/25(d)	200	185,654
6.67%, 02/07/25, (3-mo. LIBOR US + 1.350%)(a)(d)	400	404,372
QNB Finance Ltd.
1.38%, 01/26/26(d)	400	362,012
	Par
Security	(000)	Value

Banks (continued)
1.63%, 09/22/25(d)	$200	$184,044
2.63%, 05/12/25(d)	400	378,596
2.75%, 02/12/27(d)	400	368,284
QNB Finansbank AS, 6.88%, 09/07/24(d)	200	200,126
Regions Financial Corp., 2.25%, 05/18/25
(Call 04/18/25)	332	312,850
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25),
(5-year CMT + 1.791%)(a)(d)	600	576,168
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27),
(5-year CMT + 2.170%)(a)(d)(e)	200	185,838
Rizal Commercial Banking Corp., 3.00%, 09/11/24(d)	200	192,556
Royal Bank of Canada
0.75%, 10/07/24	531	501,195
0.88%, 01/20/26	210	188,538
1.15%, 06/10/25	474	439,009
1.15%, 07/14/26	420	374,951
1.20%, 04/27/26	698	625,645
1.40%, 11/02/26	405	359,300
1.60%, 01/21/25	260	245,947
2.05%, 01/21/27	275	248,259
2.25%, 11/01/24	634	608,868
3.38%, 04/14/25	262	252,830
3.63%, 05/04/27	490	464,201
4.24%, 08/03/27	825	798,204
4.65%, 01/27/26	642	629,436
4.88%, 01/12/26	500	495,695
4.90%, 01/12/28	294	290,643
4.95%, 04/25/25	370	366,122
5.20%, 07/20/26	275	274,797
5.20%, 08/01/28	275	274,368
5.66%, 10/25/24	535	535,481
6.00%, 11/01/27	453	466,486
Samba Funding Ltd., 2.75%, 10/02/24(d)	400	385,044
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(a)	306	266,251
3.24%, 10/05/26 (Call 08/05/26)	290	265,779
3.45%, 06/02/25 (Call 05/02/25)	418	398,521
4.40%, 07/13/27 (Call 04/14/27)	460	437,971
4.50%, 07/17/25 (Call 04/17/25)	410	398,180
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(a)	180	178,803
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(a)	290	291,218
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(a)	110	109,775
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(a)	340	306,187
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(a)	462	404,643
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(a)	535	469,928
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(a)	210	190,033
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(a)	575	581,210
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(d)	200	175,448
3.88%, 03/24/26(d)	200	188,660

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
7.31%, 04/24/25, (3-mo. LIBOR US + 1.700%)(a)(d)	$400	$406,072
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(d)	200	180,884
2.88%, (Call 05/12/26), (5-year CMT + 2.064%)(a)(d)(e)	200	176,358
3.34%, 02/05/30 (Call 02/05/25),
(5-year CMT + 1.500%)(a)(c)(d)	200	191,060
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(d)	200	191,190
SIB Tier 1 Sukuk Co., 5.00%, (Call 07/02/25)(a)(d)(e)	200	193,594
Skandinaviska Enskilda Banken AB, 3.70%, 06/09/25(b)	380	367,050
SNB Sukuk Ltd., 2.34%, 01/19/27(d)	400	363,404
Societe Generale SA
1.38%, 07/08/25(b)	500	458,190
1.49%, 12/14/26 (Call 12/14/25),
(1-year CMT + 1.100%)(a)(b)	675	602,471
1.79%, 06/09/27 (Call 06/09/26),
(1-year CMT + 1.000%)(a)(b)	550	485,276
2.23%, 01/21/26 (Call 01/21/25),
(1-year CMT + 1.050%)(a)(b)	790	739,582
2.63%, 10/16/24(b)	625	598,069
2.80%, 01/19/28 (Call 01/19/27),
(1-year CMT + 1.300%)(a)(b)	545	485,720
4.00%, 01/12/27(b)	290	271,394
4.25%, 04/14/25(b)	775	745,976
4.25%, 08/19/26(b)	200	187,418
4.68%, 06/15/27(b)	200	193,614
4.75%, 11/24/25(b)	125	119,814
6.45%, 01/10/29 (Call 01/10/28),
(1-year CMT + 2.550%)(a)(b)	405	410,767
Standard Chartered PLC
1.46%, 01/14/27 (Call 01/14/26),
(1-year CMT + 1.000%)(a)(b)	645	577,617
1.82%, 11/23/25 (Call 11/23/24),
(1-year CMT + 0.950%)(a)(b)	680	640,485
2.61%, 01/12/28 (Call 01/12/27),
(1-year CMT + 1.180%)(a)(b)	730	651,050
2.82%, 01/30/26 (Call 01/30/25),
(3-mo. LIBOR US + 1.209%)(a)(b)	825	783,626
3.52%, 02/12/30 (Call 02/12/25),
(5-year CMT + 1.850%)(a)(d)	500	468,260
3.97%, 03/30/26 (Call 03/30/25),
(1-year CMT + 1.650%)(a)(b)	440	423,654
4.05%, 04/12/26(b)	200	192,854
6.17%, 01/09/27 (Call 01/09/26),
(1-year CMT + 2.050%)(a)(b)	610	614,471
6.19%, 07/06/27 (Call 07/06/26),
(1-year CMT + 1.850%)(a)(b)	800	807,248
6.30%, 01/09/29 (Call 01/09/28),
(1-year CMT + 2.450%)(a)(b)	725	734,954
7.77%, 11/16/28 (Call 11/16/27),
(1-year CMT + 3.450%)(a)(b)	200	213,054
7.78%, 11/16/25 (Call 11/16/24),
(1-year CMT + 3.100%)(a)(b)	370	379,128
State Bank of India/London, 1.80%, 07/13/26(d)	400	360,172
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1-day SOFR + 0.560%)(a)	275	246,494
1.75%, 02/06/26 (Call 02/06/25),
(1-day SOFR + 0.441%)(a)(c)	135	127,169
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(a)	245	222,002
	Par
Security	(000)	Value

Banks (continued)
2.35%, 11/01/25 (Call 11/01/24),
(1-day SOFR + 0.940%)(a)	$410	$393,010
2.65%, 05/19/26	230	216,474
2.90%, 03/30/26 (Call 03/30/25),
(1-day SOFR + 2.600%)(a)	160	153,053
3.30%, 12/16/24	291	282,680
3.55%, 08/18/25	454	441,751
4.86%, 01/26/26 (Call 01/26/25),
(1-day SOFR + 0.604%)(a)	275	271,730
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(a)	280	277,844
5.27%, 08/03/26	300	300,000
5.75%, 11/04/26 (Call 11/04/25),
(1-day SOFR + 1.353%)(a)	170	171,238
5.82%, 11/04/28 (Call 11/04/27),
(1-day SOFR + 1.715%)(a)	165	168,562
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	635	568,420
1.40%, 09/17/26	1,025	905,731
1.47%, 07/08/25	885	816,687
2.17%, 01/14/27	350	313,677
2.35%, 01/15/25	415	395,175
2.45%, 09/27/24	320	307,731
2.63%, 07/14/26	1,195	1,106,176
3.35%, 10/18/27	77	70,999
3.36%, 07/12/27	945	881,883
3.45%, 01/11/27	240	225,041
3.78%, 03/09/26	650	622,680
5.46%, 01/13/26	870	868,277
5.52%, 01/13/28	210	210,995
5.80%, 07/13/28	200	202,850
5.88%, 07/13/26	200	202,050
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(b)	225	212,445
1.05%, 09/12/25(b)	235	213,288
1.35%, 09/16/26(b)	300	264,192
1.55%, 03/25/26(b)	200	180,120
2.55%, 03/10/25(b)	240	228,079
2.80%, 03/10/27(b)	250	229,370
4.80%, 09/15/25(b)	230	225,577
4.95%, 09/15/27(b)	310	306,119
5.50%, 03/09/28(b)	300	302,598
5.65%, 03/09/26(b)	365	366,110
Svenska Handelsbanken AB
1.42%, 06/11/27 (Call 06/11/26),
(1-year CMT + 0.630%)(a)(b)	375	330,540
3.65%, 06/10/25(b)	355	342,831
3.95%, 06/10/27(b)	315	299,417
5.50%, 06/15/28(b)	750	741,540
Swedbank AB
1.54%, 11/16/26(b)	445	392,374
3.36%, 04/04/25(b)	355	341,606
5.34%, 09/20/27(b)	255	251,412
5.47%, 06/15/26(b)	200	198,742
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	320	308,202
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	445	422,198
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	250	231,625
Synovus Financial Corp., 5.20%, 08/11/25
(Call 07/11/25)(c)	155	148,913

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
TC Ziraat Bankasi AS
5.38%, 03/02/26(d)	$200	$183,950
9.50%, 08/01/26(d)	200	203,588
Texas Capital Bancshares Inc., 4.00%, 05/06/31
(Call 05/06/26), (5-year CMT + 3.150%)(a)	135	109,457
Toronto-Dominion Bank (The)
0.75%, 09/11/25	515	467,841
0.75%, 01/06/26	565	506,212
1.15%, 06/12/25	507	469,234
1.20%, 06/03/26	585	521,171
1.25%, 12/13/24	360	339,610
1.25%, 09/10/26	675	598,759
1.45%, 01/10/25	450	424,957
1.95%, 01/12/27	410	370,136
2.80%, 03/10/27	574	527,736
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(a)	10	9,309
3.77%, 06/06/25	510	494,909
4.11%, 06/08/27	715	686,793
4.29%, 09/13/24	620	610,731
4.69%, 09/15/27	805	790,011
5.52%, 07/17/28	300	303,111
5.53%, 07/17/26	300	301,395
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	535	498,320
2.15%, 12/06/24 (Call 11/05/24)	357	339,975
2.64%, 09/17/29 (Call 09/17/24),
(5-year CMT + 1.150%)(a)	300	278,046
3.63%, 09/16/25 (Call 08/16/25)	325	307,398
3.80%, 10/30/26 (Call 09/30/26)	30	27,677
4.05%, 11/03/25 (Call 09/03/25)	360	347,429
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	139	127,134
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(a)	750	669,015
2.50%, 08/01/24 (Call 07/01/24)	271	262,501
2.85%, 10/26/24 (Call 09/26/24)	588	566,897
3.70%, 06/05/25 (Call 05/05/25)	445	429,033
4.00%, 05/01/25 (Call 03/01/25)	421	408,989
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)	330	312,995
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(a)	692	670,195
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(a)	950	918,545
5.90%, 10/28/26 (Call 10/28/25),
(1-day SOFR + 1.626%)(a)	428	428,000
6.05%, 06/08/27	235	235,313
Turkiye Is Bankasi AS, 7.75%, 01/22/30 (Call 01/22/25),
(5-year CMT + 6.119%)(a)(d)	400	386,196
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(d)	200	190,988
6.50%, 01/08/26(d)	400	379,684
U.S. Bancorp
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(a)	1,340	1,285,047
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(a)	180	180,842
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	369	345,126
	Par
Security	(000)	Value

Banks (continued)
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(a)	$520	$465,369
3.10%, 04/27/26 (Call 03/27/26)(c)	418	394,826
3.60%, 09/11/24 (Call 08/11/24)	588	574,852
3.95%, 11/17/25 (Call 10/17/25)	385	373,100
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(a)	740	712,117
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(a)	275	276,007
Series V, 2.38%, 07/22/26 (Call 06/22/26)	105	97,257
Series X, 3.15%, 04/27/27 (Call 03/27/27)	10	9,292
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	535	507,587
2.80%, 01/27/25 (Call 12/27/24)	565	541,637
UBS AG/London, 1.25%, 06/01/26(b)	710	629,415
UBS Group AG
1.31%, 02/02/27 (Call 02/02/26),
(1-day SOFR + 0.980%)(a)(b)	870	771,786
1.36%, 01/30/27 (Call 01/30/26),
(1-year CMT + 1.080%)(a)(b)	355	315,059
1.49%, 08/10/27 (Call 08/10/26),
(1-year CMT + 0.850%)(a)(b)	555	485,919
2.19%, 06/05/26 (Call 06/05/25),
(1-day SOFR + 2.044%)(a)(b)	625	579,244
2.59%, 09/11/25 (Call 09/11/24),
(1-day SOFR + 1.560%)(a)(b)	815	782,848
3.75%, 03/26/25	700	677,761
3.87%, 01/12/29 (Call 01/12/28),
(3-mo. LIBOR US + 1.410%)(a)(b)	740	677,633
4.13%, 09/24/25(b)	505	485,785
4.13%, 04/15/26(b)	595	569,778
4.25%, 03/23/28 (Call 03/23/27)(b)	490	459,439
4.28%, 01/09/28 (Call 01/09/27)(b)	1,160	1,088,579
4.49%, 08/05/25 (Call 08/05/24),
(1-year CMT + 1.600%)(a)(b)	865	848,816
4.49%, 05/12/26 (Call 05/12/25),
(1-year CMT + 1.550%)(a)(b)	380	369,071
4.55%, 04/17/26	905	877,298
4.70%, 08/05/27 (Call 08/05/26),
(1-year CMT + 2.050%)(a)(b)	635	616,217
4.75%, 05/12/28 (Call 05/12/27),
(1-year CMT + 1.750%)(a)(b)	530	507,634
5.71%, 01/12/27 (Call 01/12/26),
(1-year CMT + 1.550%)(a)(b)	600	597,840
6.37%, 07/15/26 (Call 07/15/25),
(1-day SOFR + 3.340%)(a)(b)	625	625,987
6.44%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 3.700%)(a)(b)	520	527,769
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26),
(1-year CMT + 1.200%)(a)(b)	460	406,493
2.57%, 09/22/26 (Call 09/22/25),
(1-year CMT + 2.300%)(a)(b)	415	379,953
5.86%, 06/19/32 (Call 06/19/27),
(5-year USD ICE Swap + 3.703%)(a)(b)	355	327,264
Union Bank of the Philippines, 2.13%, 10/22/25(d)	200	184,378
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	200	180,026
1.75%, 03/16/31 (Call 03/16/26),
(5-year CMT + 1.520%)(a)(d)	200	178,878

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.00%, 10/14/31 (Call 10/14/26),
(5-year CMT + 1.230%)(a)(b)	$200	$176,598
Valley National Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (3-mo. SOFR + 2.360%)(a)	215	176,994
Wachovia Corp., 7.57%, 08/01/26(g)	175	182,964
Warba Sukuk Ltd., 2.98%, 09/24/24(d)	200	193,224
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25),
(3-mo. SOFR + 1.012%)(a)	1,289	1,218,427
2.19%, 04/30/26 (Call 04/30/25),
(1-day SOFR + 2.000%)(a)	1,255	1,180,980
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(a)	400	357,832
3.00%, 02/19/25	754	725,936
3.00%, 04/22/26	1,520	1,431,384
3.00%, 10/23/26	1,500	1,399,275
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(a)	1,055	987,712
3.30%, 09/09/24	525	512,909
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(a)	1,780	1,663,054
3.55%, 09/29/25	895	860,927
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(a)	1,370	1,279,196
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(a)	1,165	1,127,522
4.10%, 06/03/26	1,092	1,048,473
4.30%, 07/22/27	1,000	963,030
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(a)	957	936,128
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(a)	1,310	1,277,446
5.57%, 07/25/29 (Call 07/25/28),
(1-day SOFR + 1.740%)(a)	780	783,736
Western Alliance Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (3-mo. SOFR + 2.250%)(a)	45	37,055
Westpac Banking Corp.
1.02%, 11/18/24	455	430,116
1.15%, 06/03/26	715	640,147
2.35%, 02/19/25	80	76,402
2.70%, 08/19/26	130	121,073
2.85%, 05/13/26	700	659,547
2.89%, 02/04/30 (Call 02/04/25),
(5-year CMT + 1.350%)(a)	582	547,266
3.35%, 03/08/27	565	533,846
3.40%, 01/25/28	410	388,081
4.04%, 08/26/27	110	107,076
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(a)	585	545,741
5.46%, 11/18/27	587	597,783
Westpac New Zealand Ltd., 4.90%, 02/15/28(b)	700	686,329
Woori Bank
0.75%, 02/01/26(d)	200	177,724
2.00%, 01/20/27(d)	200	180,686
4.25%, (Call 10/04/24), (5-year CMT + 2.664%)(a)(d)(e)	200	192,612
4.88%, 01/26/28(d)	200	198,174
	Par
Security	(000)	Value

Banks (continued)
Yapi ve Kredi Bankasi AS
7.88%, 01/22/31 (Call 01/22/26),
(5-year CMT + 7.415%)(a)(d)	$200	$191,208
8.25%, 10/15/24(d)	200	201,898
		444,213,695
Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	1,560	1,509,565
4.00%, 04/13/28 (Call 01/13/28)	1,515	1,461,839
Bacardi Ltd., 4.45%, 05/15/25(d)	362	352,610
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	38	36,878
Coca-Cola Co. (The)
1.45%, 06/01/27	410	366,729
1.75%, 09/06/24	705	679,578
2.90%, 05/25/27	60	56,609
3.38%, 03/25/27	320	308,451
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	147	142,092
Coca-Cola European Partners PLC, 1.50%, 01/15/27
(Call 12/15/26)(b)	200	177,620
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	345	327,098
3.60%, 02/15/28 (Call 11/15/27)	455	427,081
3.70%, 12/06/26 (Call 09/06/26)	20	19,141
4.35%, 05/09/27 (Call 04/09/27)	349	341,050
4.40%, 11/15/25 (Call 09/15/25)	325	319,078
4.75%, 11/15/24	421	416,706
5.00%, 02/02/26 (Call 02/02/24)	320	316,630
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	435	402,131
2.13%, 10/24/24 (Call 09/24/24)	405	388,942
5.20%, 10/24/25	330	330,627
5.30%, 10/24/27 (Call 09/24/27)	605	615,152
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	535	508,897
JDE Peet’s NV
0.80%, 09/24/24 (Call 08/31/23)(b)	150	140,901
1.38%, 01/15/27 (Call 12/15/26)(b)	365	318,393
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	145	133,831
3.40%, 11/15/25 (Call 08/15/25)	10	9,607
3.43%, 06/15/27 (Call 03/15/27)	15	14,178
4.42%, 05/25/25 (Call 03/25/25)	211	207,310
4.60%, 05/25/28 (Call 02/25/28)	1,000	980,880
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)	886	833,992
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	820	784,461
2.38%, 10/06/26 (Call 07/06/26)	70	65,753
2.63%, 03/19/27 (Call 01/19/27)	5	4,680
2.75%, 04/30/25 (Call 01/30/25)	366	351,693
2.85%, 02/24/26 (Call 11/24/25)	487	465,221
3.00%, 10/15/27 (Call 07/15/27)	155	146,662
3.50%, 07/17/25 (Call 04/17/25)	92	89,411
4.45%, 05/15/28 (Call 04/15/28)	260	260,720
4.55%, 02/13/26 (Call 01/13/26)	280	279,054
Suntory Holdings Ltd., 2.25%, 10/16/24
(Call 09/16/24)(b)	355	338,798
		14,930,049

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Biotechnology — 0.2%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	$334	$316,191
2.20%, 02/21/27 (Call 12/21/26)	665	603,747
2.60%, 08/19/26 (Call 05/19/26)	502	466,709
3.13%, 05/01/25 (Call 02/01/25)	334	320,994
3.20%, 11/02/27 (Call 08/02/27)	75	70,064
5.15%, 03/02/28 (Call 02/02/28)	1,605	1,606,252
5.25%, 03/02/25	830	827,801
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	195	189,563
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	1,041	1,010,134
Bio-Rad Laboratories Inc., 3.30%, 03/15/27
(Call 02/15/27)	200	187,958
CSL Finance PLC, 3.85%, 04/27/27 (Call 03/27/27)(b)	190	181,826
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	40	34,637
2.95%, 03/01/27 (Call 12/01/26)	305	286,072
3.50%, 02/01/25 (Call 11/01/24)	688	670,174
3.65%, 03/01/26 (Call 12/01/25)	1,298	1,251,311
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	515	468,078
1.75%, 09/02/27 (Call 07/02/27)	182	158,158
		8,649,669
Building Materials — 0.2%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	223	211,888
2.49%, 02/15/27 (Call 12/15/26)	445	406,098
Cemex SAB De CV, 5.13%, (Call 06/08/26),
(5-year CMT + 4.534%)(a)(d)(e)	400	369,976
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(b)	605	587,219
Eco Material Technologies Inc., 7.88%, 01/31/27
(Call 01/31/24)(b)	190	182,831
Fortune Brands Home & Security Inc., 4.00%, 06/15/25
(Call 03/15/25)	65	62,964
Griffon Corp., 5.75%, 03/01/28 (Call 08/31/23)	345	324,569
Holcim Finance U.S. LLC, 3.50%, 09/22/26
(Call 06/22/26)(b)	50	46,755
Huaxin Cement International Finance Co. Ltd., 2.25%,
11/19/25(d)	200	178,908
James Hardie International Finance DAC, 5.00%,
01/15/28 (Call 08/31/23)(b)	20	19,061
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 08/31/23)(b)	150	147,432
4.88%, 12/15/27 (Call 08/31/23)(b)(c)	150	134,977
6.25%, 05/15/25 (Call 08/03/23)(b)	110	111,709
Johnson Controls International PLC, 3.90%, 02/14/26
(Call 11/14/25)	390	374,887
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	320	293,786
1.70%, 08/01/27 (Call 06/01/27)	520	454,490
Martin Marietta Materials Inc., 3.50%, 12/15/27
(Call 09/15/27)	480	449,789
Masonite International Corp., 5.38%, 02/01/28
(Call 08/31/23)(b)	205	195,033
New Enterprise Stone & Lime Co. Inc., 9.75%, 07/15/28
(Call 08/31/23)(b)	75	74,018
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	220	207,819
4.20%, 12/01/24 (Call 09/01/24)	322	315,460
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 08/31/23)(b)	355	330,125
	Par
Security	(000)	Value

Building Materials (continued)
5.00%, 02/15/27 (Call 08/31/23)(b)	$295	$282,138
Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 03/15/27 (Call 08/11/23)(b)	130	129,656
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	90	86,141
3.55%, 11/01/24 (Call 08/01/24)	408	397,429
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	50	48,143
4.50%, 04/01/25 (Call 01/01/25)	26	25,557
5.80%, 03/01/26 (Call 03/01/24)	10	10,019
West China Cement Ltd., 4.95%, 07/08/26
(Call 07/08/24)(d)	200	153,532
West Fraser Timber Co. Ltd., 4.35%, 10/15/24
(Call 07/15/24)(b)	70	68,325
		6,680,734
Chemicals — 0.5%
Cerdia Finanz GmbH, 10.50%, 02/15/27
(Call 02/15/24)(b)	205	204,213
Air Products and Chemicals Inc., 1.50%, 10/15/25
(Call 09/15/25)	501	465,184
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	200	194,598
Avient Corp., 5.75%, 05/15/25 (Call 08/31/23)(b)	260	256,893
Axalta Coating Systems LLC/Axalta Coating Systems
Dutch Holding B BV, 4.75%, 06/15/27
(Call 09/01/23)(b)	220	209,785
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(d)	600	549,036
8.50%, 01/23/81 (Call 10/24/25),
(5-year CMT + 8.220%)(a)(d)	200	201,752
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	135	118,211
6.05%, 03/15/25	670	669,390
6.17%, 07/15/27 (Call 06/15/27)	807	813,085
CF Industries Inc., 4.50%, 12/01/26(b)	100	96,849
Cheever Escrow Issuer LLC, 7.13%, 10/01/27
(Call 10/01/24)(b)	110	100,643
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	190	180,650
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(b)	264	250,298
5.13%, 04/01/25 (Call 03/01/25)(b)	175	174,008
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(d)	400	367,484
4.13%, 07/19/27(d)	400	378,428
4.88%, 03/14/25(d)	600	588,498
Consolidated Energy Finance SA, 6.50%, 05/15/26
(Call 08/11/23)(b)	100	94,948
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%,
06/15/28 (Call 06/15/24)(b)	84	76,028
DuPont de Nemours Inc., 4.49%, 11/15/25
(Call 09/15/25)	925	908,193
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	465	452,078
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)	520	467,490
2.70%, 11/01/26 (Call 08/01/26)	5	4,708
5.25%, 01/15/28 (Call 12/15/27)	415	422,495
EIDP Inc., 1.70%, 07/15/25 (Call 06/15/25)	420	391,314
Equate Petrochemical BV, 4.25%, 11/03/26(d)	400	383,640
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	5	4,632

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
5.15%, 05/18/26	$180	$177,986
Formosa Group Cayman Ltd., 3.38%, 04/22/25(d)	400	384,252
GPD Companies Inc., 10.13%, 04/01/26
(Call 08/31/23)(b)	180	167,762
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	110	103,774
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(b)	120	92,782
INEOS Finance PLC, 6.75%, 05/15/28 (Call 02/15/25)(b)	200	190,666
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26
(Call 08/31/23)(b)	230	210,372
Innophos Holdings Inc., 9.38%, 02/15/28
(Call 08/31/23)(b)	20	19,909
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	498	448,334
1.83%, 10/15/27 (Call 08/15/27)(b)	515	437,554
Iris Holdings Inc., 8.75%, 02/15/26 (Call 08/31/23),
(9.50% PIK)(b)(f)	65	61,051
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26 (Call 08/31/23),
(10.00% PIK)(b)(f)	75	52,546
LG Chem Ltd.
1.38%, 07/07/26(d)	200	177,506
3.25%, 10/15/24(d)	200	193,952
Linde Inc., 4.80%, 12/05/24	100	99,691
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	80	76,894
3.20%, 01/30/26 (Call 10/30/25)	260	250,370
4.70%, 12/05/25 (Call 11/05/25)	305	304,649
LYB Finance Co. BV, 8.10%, 03/15/27(b)	116	125,351
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	260	245,859
LYB International Finance III LLC, 1.25%, 10/01/25
(Call 09/01/25)	410	373,694
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 08/31/23)(b)	125	109,018
MEGlobal Canada ULC, 5.00%, 05/18/25(d)	600	588,162
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	110	107,173
5.13%, 10/15/27 (Call 04/15/27)	270	254,880
Minerals Technologies Inc., 5.00%, 07/01/28
(Call 08/11/23)(b)	125	115,619
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	15	14,409
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	91	87,032
4.00%, 12/15/26 (Call 09/15/26)	30	28,865
4.90%, 03/27/28 (Call 02/27/28)	115	113,320
5.90%, 11/07/24	150	150,352
5.95%, 11/07/25	470	475,095
OCI NV, 4.63%, 10/15/25 (Call 08/31/23)(b)	164	158,962
OCP SA, 4.50%, 10/22/25(d)	200	194,226
Olin Corp., 5.13%, 09/15/27 (Call 08/31/23)	190	181,600
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(d)	200	177,394
4.00%, 10/04/27 (Call 07/04/27)(d)	200	186,166
Polar U.S. Borrower LLC/Schenectady International
Group Inc., 6.75%, 05/15/26 (Call 08/31/23)(b)(c)	110	64,539
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	535	481,393
2.40%, 08/15/24 (Call 07/15/24)	315	304,384
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25
(Call 08/31/23)(b)	200	198,940
Rayonier AM Products Inc., 7.63%, 01/15/26
(Call 01/15/24)(b)	172	153,512
	Par
Security	(000)	Value

Chemicals (continued)
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	$65	$61,175
Sasol Financing USA LLC, 4.38%, 09/18/26
(Call 08/18/26)	200	181,124
SCIH Salt Holdings Inc., 4.88%, 05/01/28
(Call 05/01/24)(b)	390	350,489
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26
(Call 11/01/23)(b)	325	299,299
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)	200	192,502
3.45%, 06/01/27 (Call 03/01/27)	680	643,926
3.95%, 01/15/26 (Call 10/15/25)	50	48,474
4.05%, 08/08/24	280	275,229
4.25%, 08/08/25	150	147,075
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(b)	150	134,592
Syngenta Finance NV, 4.89%, 04/24/25
(Call 02/24/25)(b)	270	263,903
TPC Group Inc., 13.00%, 12/16/27(b)	20	20,054
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc., 5.38%, 09/01/25 (Call 08/31/23)(b)	190	173,928
Unigel Luxembourg SA, 8.75%, 10/01/26
(Call 08/30/23)(d)	200	66,266
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	420	397,089
WR Grace Holdings LLC, 4.88%, 06/15/27
(Call 08/31/23)(b)	300	283,479
		20,903,130
Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 08/31/23)(d)	300	288,987
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., 7.50%, 05/01/25
(Call 08/31/23)(b)	145	144,768
China Shenhua Overseas Capital Co. Ltd., 3.88%,
01/20/25(d)	400	389,252
Coronado Finance Pty Ltd., 10.75%, 05/15/26
(Call 09/01/23)(b)(c)	90	93,473
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25
(Call 08/31/23)(d)	250	249,108
Yankuang Group Cayman Ltd., 2.90%, 11/30/24(d)	400	380,212
		1,545,800
Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27 (Call 06/30/27)(d)	200	170,946
4.20%, 08/04/27 (Call 02/04/27)(d)	200	171,436
Adtalem Global Education Inc., 5.50%, 03/01/28
(Call 03/01/24)(b)	175	163,177
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%,
10/15/26 (Call 10/15/23)(b)	220	207,869
Albion Financing 2Sarl, 8.75%, 04/15/27
(Call 10/15/23)(b)	165	153,501
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.63%, 07/15/26 (Call 08/31/23)(b)	690	659,716
9.75%, 07/15/27 (Call 08/31/23)(b)	375	344,051
Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28
(Call 06/01/24)(b)	425	361,150
Alta Equipment Group Inc., 5.63%, 04/15/26
(Call 08/31/23)(b)	130	121,637
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 08/31/23)(b)	175	164,467
Aptim Corp., 7.75%, 06/15/25 (Call 08/16/23)(b)(c)	195	158,527

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
APX Group Inc., 6.75%, 02/15/27 (Call 08/31/23)(b)	$235	$230,079
ASGN Inc., 4.63%, 05/15/28 (Call 08/31/23)(b)	200	184,444
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	255	225,305
4.38%, 08/15/27 (Call 08/16/23)(b)	755	713,362
Atento Luxco 1 SA, 8.00%, 02/10/26(d)	250	3,563
Automatic Data Processing Inc., 3.38%, 09/15/25
(Call 06/15/25)	397	384,352
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)(c)	200	181,470
5.75%, 07/15/27 (Call 08/31/23)(b)	295	281,748
Bidvest Group UK PLC (The), 3.63%, 09/23/26
(Call 09/23/23)(d)	200	180,256
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)	355	324,655
Brink’s Co. (The)
4.63%, 10/15/27 (Call 08/31/23)(b)	225	211,520
5.50%, 07/15/25 (Call 08/31/23)(b)	155	153,428
China Merchants Finance Co. Ltd., 4.75%, 08/03/25(d)	200	196,196
Cimpress PLC, 7.00%, 06/15/26 (Call 08/16/23)	235	221,657
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	150	145,221
3.70%, 04/01/27 (Call 01/01/27)	205	197,679
CMHI Finance BVI Co. Ltd., 4.00%, 06/01/27
(Call 05/01/27)(d)	200	192,710
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)	90	79,186
8.25%, 04/15/26 (Call 04/15/24)	245	246,845
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(b)	275	225,838
CPI CG Inc., 8.63%, 03/15/26 (Call 08/31/23)(b)	99	95,370
DP World Salaam, 6.00%, (Call 10/01/25),
(5-year CMT + 5.750%)(a)(d)(e)	600	596,964
Element Fleet Management Corp.
3.85%, 06/15/25 (Call 05/15/25)(b)	61	58,334
6.27%, 06/26/26 (Call 05/26/26)(b)	175	175,868
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	442	423,135
2.60%, 12/15/25 (Call 11/15/25)	157	146,823
5.10%, 12/15/27 (Call 11/15/27)	410	406,966
5.10%, 06/01/28	180	177,287
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	225	210,571
3.80%, 11/01/25 (Call 08/01/25)(b)	360	346,813
3.85%, 11/15/24 (Call 08/15/24)(b)	525	513,397
4.60%, 05/01/28 (Call 04/01/28)(b)	240	234,360
Garda World Security Corp.
4.63%, 02/15/27 (Call 08/31/23)(b)	200	184,714
7.75%, 02/15/28 (Call 02/15/25)(b)	160	159,067
9.50%, 11/01/27 (Call 08/31/23)(b)	220	215,294
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC, 7.13%, 07/31/26 (Call 08/31/23)(d)	400	387,944
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	435	389,103
1.50%, 11/15/24 (Call 10/15/24)	19	17,938
2.15%, 01/15/27 (Call 12/15/26)	290	259,164
2.65%, 02/15/25 (Call 01/15/25)	600	572,286
4.80%, 04/01/26 (Call 01/01/26)	315	309,607
4.95%, 08/15/27 (Call 07/15/27)	274	268,728
Graham Holdings Co., 5.75%, 06/01/26
(Call 08/11/23)(b)	130	127,776
	Par
Security	(000)	Value

Commercial Services (continued)
Grand Canyon University
4.13%, 10/01/24.	$195	$185,147
4.38%, 10/01/26	85	80,022
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	205	180,160
Herc Holdings Inc., 5.50%, 07/15/27 (Call 08/31/23)(b)	425	408,281
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(b)	200	180,782
HPHT Finance 21 II Ltd., 1.50%, 09/17/26
(Call 08/17/26)(d)	200	176,408
HPHT Finance 21 Ltd., 2.00%, 03/19/26
(Call 02/19/26)(d)	600	547,092
Korn Ferry, 4.63%, 12/15/27 (Call 08/31/23)(b)	150	141,792
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer Inc., 5.00%, 02/01/26
(Call 08/31/23)(b)	170	159,401
Matthews International Corp., 5.25%, 12/01/25
(Call 08/31/23)(b)	106	102,607
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%,
11/15/24 (Call 11/15/23)(d)	200	195,468
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)	156	151,889
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	563	527,846
2.40%, 10/01/24 (Call 09/01/24)	615	592,965
2.65%, 10/01/26 (Call 08/01/26)	10	9,309
3.90%, 06/01/27 (Call 05/01/27)(c)	335	325,141
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(d)	400	392,180
4.88%, 10/01/24(d)	200	197,862
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 08/16/23)(b)	224	222,999
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	355	313,206
5.75%, 04/15/26(b)	480	470,698
6.25%, 01/15/28 (Call 08/31/23)(b)(c)	460	433,725
PSA Treasury Pte Ltd., 2.50%, 04/12/26
(Call 10/12/25)(d)	200	186,052
Quanta Services Inc., 0.95%, 10/01/24 (Call 08/31/23)	321	303,278
S&P Global Inc., 2.45%, 03/01/27 (Call 02/01/27)	495	457,024
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 08/31/23)(b)	325	293,283
11.25%, 12/15/27 (Call 06/15/25)(b)(c)	195	172,678
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 08/31/23)	205	194,539
7.50%, 04/01/27(c)	55	56,802
Shanghai Port Group BVI Development Co. Ltd., 2.40%,
09/11/24(d)	400	385,868
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.,
4.63%, 11/01/26 (Call 08/31/23)(b)	205	193,475
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(b)	350	316,750
Sotheby’s, 7.38%, 10/15/27 (Call 08/11/23)(b)	290	256,760
Triton Container International Ltd., 2.05%, 04/15/26
(Call 03/15/26)(b)	242	213,756
United Rentals North America Inc.
3.88%, 11/15/27 (Call 08/11/23)	265	246,108
4.88%, 01/15/28 (Call 08/11/23)	590	562,465
5.50%, 05/15/27 (Call 08/31/23)	205	201,589
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	235	229,094
Verscend Escrow Corp., 9.75%, 08/15/26
(Call 08/31/23)(b)	390	390,367

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26
(Call 08/31/23)(b)	$310	$290,665
Yale University, Series 2020, 0.87%, 04/15/25
(Call 03/15/25)	676	629,640
Zhejiang Seaport International Co. Ltd., 1.98%,
03/17/26(d)	400	364,764
		25,473,437
Computers — 0.6%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(Call 05/01/24)(b)	150	129,201
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,159	1,062,409
0.70%, 02/08/26 (Call 01/08/26)	1,182	1,067,760
1.13%, 05/11/25 (Call 04/11/25)	403	377,148
1.20%, 02/08/28 (Call 12/08/27)	960	833,203
1.80%, 09/11/24 (Call 08/11/24)	591	570,658
2.05%, 09/11/26 (Call 07/11/26)	575	531,478
2.45%, 08/04/26 (Call 05/04/26)	980	918,603
2.50%, 02/09/25	566	545,233
2.75%, 01/13/25 (Call 11/13/24)	831	804,707
2.90%, 09/12/27 (Call 06/12/27)	275	258,500
3.00%, 06/20/27 (Call 03/20/27)	270	255,979
3.00%, 11/13/27 (Call 08/13/27)	350	329,683
3.20%, 05/13/25	719	697,135
3.20%, 05/11/27 (Call 02/11/27)	315	300,860
3.25%, 02/23/26 (Call 11/23/25)	402	387,411
3.35%, 02/09/27 (Call 11/09/26)	1,085	1,041,318
4.00%, 05/10/28	300	294,759
CA Magnum Holdings, 5.38%, 10/31/26
(Call 10/31/23)(d)	400	366,004
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)	10	8,846
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	850	840,650
5.25%, 02/01/28 (Call 01/01/28)	622	623,468
5.85%, 07/15/25 (Call 06/15/25)	607	609,932
6.02%, 06/15/26 (Call 03/15/26)	856	867,744
6.10%, 07/15/27 (Call 05/15/27)	60	61,834
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	285	250,563
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	365	326,321
Genpact Luxembourg Sarl, 3.38%, 12/01/24
(Call 11/01/24)	220	212,315
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	97	88,446
4.90%, 10/15/25 (Call 07/15/25)	1,162	1,148,556
5.25%, 07/01/28	100	99,458
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	591	556,681
3.00%, 06/17/27 (Call 04/17/27)	45	41,663
4.75%, 01/15/28 (Call 12/15/27)	450	442,570
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	40	35,496
2.20%, 02/09/27 (Call 01/09/27)	508	462,356
3.30%, 05/15/26	1,095	1,044,816
3.30%, 01/27/27	120	113,748
3.45%, 02/19/26	830	797,738
4.15%, 07/27/27 (Call 06/27/27)	605	589,088
4.50%, 02/06/26	270	266,312
4.50%, 02/06/28 (Call 01/06/28)	300	294,513
6.22%, 08/01/27	5	5,241
7.00%, 10/30/25	197	204,931
	Par
Security	(000)	Value

Computers (continued)
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)	$250	$217,825
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	296	284,166
Lenovo Group Ltd., 5.88%, 04/24/25(d)	600	597,810
NCR Corp., 5.75%, 09/01/27 (Call 08/11/23)(b)	205	206,447
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	364	340,245
2.38%, 06/22/27 (Call 04/22/27)	48	43,672
3.30%, 09/29/24 (Call 07/29/24)	265	256,960
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 08/31/23)(b)	200	189,036
8.25%, 02/01/28 (Call 08/31/23)(b)	200	194,028
Science Applications International Corp., 4.88%,
04/01/28 (Call 08/31/23)(b)	150	141,212
Seagate HDD Cayman
4.75%, 01/01/25	188	184,729
4.88%, 06/01/27 (Call 03/01/27)	200	193,056
Tempo Acquisition LLC/Tempo Acquisition Finance
Corp., 5.75%, 06/01/25 (Call 08/11/23)(b)	105	105,777
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	180	146,677
Vericast Corp.
11.00%, 09/15/26 (Call 09/15/23)(b)	436	457,265
12.50%, 12/15/27 (Call 08/11/23)(b)	20	22,561
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	842	804,430
Wipro IT Services LLC, 1.50%, 06/23/26
(Call 05/23/26)(d)	400	357,868
		25,509,099
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25	165	159,270
3.10%, 08/15/27 (Call 07/15/27)	140	133,561
4.60%, 03/01/28 (Call 02/01/28)	80	80,595
4.80%, 03/02/26	90	90,338
Conopco Inc., Series E, 7.25%, 12/15/26	55	58,741
Coty Inc.
5.00%, 04/15/26 (Call 08/31/23)(b)	320	308,528
6.50%, 04/15/26 (Call 08/31/23)(b)(c)	185	183,923
Edgewell Personal Care Co., 5.50%, 06/01/28
(Call 08/31/23)(b)	275	261,706
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	486	466,429
4.38%, 05/15/28 (Call 04/15/28)	85	83,603
GSK Consumer Healthcare Capital U.S. LLC, 3.38%,
03/24/27 (Call 02/24/27)	800	753,432
GSK Consumer Healthcare Capital UK PLC, 3.13%,
03/24/25	680	653,283
Kenvue Inc.
5.05%, 03/22/28 (Call 02/22/28)(b)	500	504,480
5.35%, 03/22/26 (Call 02/22/26)(b)	340	342,438
5.50%, 03/22/25(b)	445	447,118
Oriflame Investment Holding PLC, 5.13%, 05/04/26
(Call 08/31/23)(b)	230	79,941
Procter & Gamble Co. (The)
0.55%, 10/29/25	524	475,865
1.00%, 04/23/26	227	206,155
1.90%, 02/01/27	250	229,737
2.45%, 11/03/26	45	42,152
2.70%, 02/02/26	235	223,948
2.80%, 03/25/27	180	169,213
2.85%, 08/11/27	60	56,228
3.95%, 01/26/28	600	590,826

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Cosmetics & Personal Care (continued)
4.10%, 01/26/26	$500	$493,330
Unilever Capital Corp.
2.00%, 07/28/26	230	212,989
2.90%, 05/05/27 (Call 02/05/27)	200	187,542
3.10%, 07/30/25	450	434,119
3.38%, 03/22/25 (Call 01/22/25)	112	108,817
		8,038,307
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc., 4.00%,
01/15/28 (Call 08/31/23)(b)	245	224,540
BCPE Empire Holdings Inc., 7.63%, 05/01/27
(Call 08/31/23)(b)(c)	240	228,994
G-III Apparel Group Ltd., 7.88%, 08/15/25
(Call 08/31/23)(b)(c)	160	157,699
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)(b)	180	178,942
Marubeni Corp., 1.32%, 09/18/25 (Call 08/18/25)(d)	500	453,945
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(b)	400	354,660
5.00%, 07/05/28 (Call 06/05/28)(b)	400	400,488
OPENLANE Inc., 5.13%, 06/01/25 (Call 08/31/23)(b)(c)	76	74,033
Ritchie Bros Holdings Inc., 6.75%, 03/15/28
(Call 03/15/25)(b)	225	228,044
Sumitomo Corp., 1.55%, 07/06/26(d)	400	359,000
Toyota Tsusho Corp., 2.60%, 09/19/24(d)	400	385,680
Univar Solutions USA Inc., 5.13%, 12/01/27
(Call 08/01/23)(b)	175	179,258
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 08/31/23)(b)(h)	320	17,978
9.00%, 11/15/26 (Call 08/31/23)(b)(h)	463	47,226
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	440	417,555
		3,708,042
Diversified Financial Services — 2.0%
Advisor Group Holdings Inc., 10.75%, 08/01/27
(Call 08/31/23)(b)(c)	120	122,978
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	677	639,751
1.75%, 01/30/26 (Call 12/30/25)	485	438,159
2.45%, 10/29/26 (Call 09/29/26)	1,310	1,178,057
2.88%, 08/14/24 (Call 07/14/24)	380	367,221
3.65%, 07/21/27 (Call 04/21/27)	870	803,436
4.45%, 10/01/25 (Call 08/01/25)	195	189,047
5.75%, 06/06/28 (Call 05/06/28)	210	209,200
6.50%, 07/15/25 (Call 06/15/25)	630	635,002
Series 3NC1, 1.75%, 10/29/24 (Call 08/31/23)	552	522,358
Affiliated Managers Group Inc., 3.50%, 08/01/25	264	251,178
AG Issuer LLC, 6.25%, 03/01/28 (Call 08/31/23)(b)	200	193,102
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27
(Call 09/30/24)(b)	175	180,490
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	15	14,216
1.88%, 08/15/26 (Call 07/15/26)	447	400,530
2.20%, 01/15/27 (Call 12/15/26)	482	432,306
2.30%, 02/01/25 (Call 01/01/25)	390	368,991
2.88%, 01/15/26 (Call 12/15/25)	569	532,140
3.25%, 03/01/25 (Call 01/01/25)	342	327,708
3.38%, 07/01/25 (Call 06/01/25)	422	402,677
3.63%, 04/01/27 (Call 01/01/27)	20	18,674
3.75%, 06/01/26 (Call 04/01/26)	245	233,710
	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.25%, 09/15/24 (Call 06/15/24)	$318	$311,936
5.30%, 02/01/28 (Call 01/01/28)	450	444,955
5.85%, 12/15/27 (Call 11/15/27)	435	438,410
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	340	294,712
4.25%, 06/15/26 (Call 04/15/26)	130	123,429
5.25%, 08/11/25 (Call 07/11/25)(b)	430	418,334
6.50%, 07/18/28 (Call 06/18/28)(b)	100	100,131
Ally Financial Inc.
4.63%, 03/30/25	133	128,788
4.75%, 06/09/27 (Call 05/09/27)	175	165,069
5.13%, 09/30/24	282	277,155
5.75%, 11/20/25 (Call 10/21/25)(c)	375	363,683
5.80%, 05/01/25 (Call 04/01/25)	269	265,218
6.99%, 06/13/29 (Call 06/13/28),
(1-day SOFR + 3.260%)(a)	740	745,350
7.10%, 11/15/27 (Call 10/15/27)(c)	360	366,491
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	558	499,962
2.25%, 03/04/25 (Call 02/01/25)	612	581,553
2.55%, 03/04/27 (Call 02/01/27)	750	685,575
3.00%, 10/30/24 (Call 09/29/24)	309	299,659
3.13%, 05/20/26 (Call 04/20/26)	430	409,076
3.30%, 05/03/27 (Call 04/03/27)	565	529,309
3.63%, 12/05/24 (Call 11/04/24)	196	190,684
3.95%, 08/01/25 (Call 07/01/25)	870	844,822
4.20%, 11/06/25 (Call 10/06/25)	359	350,517
4.90%, 02/13/26 (Call 01/13/26)	500	496,520
4.99%, 05/01/26	870	860,482
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(a)	350	349,570
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(a)	125	124,953
5.85%, 11/05/27 (Call 10/05/27)	215	221,052
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	145	135,463
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	149	143,092
3.70%, 10/15/24	179	174,951
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27 (Call 06/01/27)	20	17,248
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	250	208,348
3.95%, 07/15/26 (Call 06/15/26)(b)	250	219,820
Apollo Management Holdings LP, 4.95%, 01/14/50
(Call 12/17/24), (5-year CMT + 3.266%)(a)(b)	222	189,073
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25),
(5-year CMT + 2.974%)(a)(d)	400	376,548
Ares Finance Co. III LLC, 4.13%, 06/30/51
(Call 06/30/26), (5-year CMT + 3.237%)(a)(b)	259	194,416
ASG Finance Designated Activity Co., 7.88%, 12/03/24
(Call 08/31/23)(b)(c)	200	194,530
Avation Capital SA, 8.25%, 10/31/26 (Call 08/31/23),
(9.00% PIK)(b)(c)(f)	46	39,840
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	282	253,143
1.95%, 09/20/26 (Call 08/20/26)(b)	347	304,503
3.50%, 11/01/27 (Call 07/01/27)(b)	10	9,015
4.13%, 08/01/25 (Call 06/01/25)(b)	350	332,357
4.88%, 10/01/25 (Call 07/01/25)(b)	105	101,055

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
6.25%, 04/15/28 (Call 03/15/28)(b)	$495	$495,346
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	305	273,442
2.53%, 11/18/27 (Call 10/18/27)(b)	864	739,066
2.88%, 02/15/25 (Call 01/15/25)(b)	525	493,384
3.25%, 02/15/27 (Call 12/15/26)(b)	272	244,248
4.25%, 04/15/26 (Call 03/15/26)(b)	397	373,180
4.38%, 05/01/26 (Call 03/01/26)(b)	285	268,521
5.50%, 01/15/26 (Call 12/15/25)(b)	287	278,625
6.38%, 05/04/28 (Call 04/04/28)(b)	65	64,606
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(d)	200	182,540
4.50%, 01/10/25 (Call 12/10/24)(c)(d)	400	387,736
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	185	177,376
Blackstone Holdings Finance Co. LLC
3.15%, 10/02/27 (Call 07/02/27)(b)(c)	107	97,759
5.90%, 11/03/27 (Call 10/03/27)(b)	15	15,260
Blue Bright Ltd., 2.38%, 02/09/26(d)	400	366,652
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(d)	600	546,396
2.63%, 01/17/25 (Call 12/17/24)(d)	200	190,790
3.25%, 04/29/25 (Call 03/29/25)(b)	400	382,272
3.50%, 10/10/24 (Call 09/10/24)(d)	200	194,100
3.50%, 09/18/27 (Call 06/18/27)(d)	200	187,406
BOCOM International Blossom Ltd., 1.75%, 06/28/26(d)	200	178,442
Brightsphere Investment Group Inc., 4.80%, 07/27/26	100	95,598
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	405	379,505
Burford Capital Global Finance LLC, 6.25%, 04/15/28
(Call 04/15/24)(b)	150	138,947
Cantor Fitzgerald LP, 4.50%, 04/14/27 (Call 01/14/27)(b)	222	209,124
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(a)	747	652,310
2.64%, 03/03/26 (Call 03/03/25),
(1-day SOFR + 1.290%)(a)	573	539,858
3.20%, 02/05/25 (Call 01/05/25)	322	308,563
3.30%, 10/30/24 (Call 09/30/24)	559	539,865
3.65%, 05/11/27 (Call 04/11/27)	230	214,891
3.75%, 07/28/26 (Call 06/28/26)	460	433,495
3.75%, 03/09/27 (Call 02/09/27)	30	28,087
3.80%, 01/31/28 (Call 12/31/27)	600	557,238
4.20%, 10/29/25 (Call 09/29/25)	460	442,874
4.25%, 04/30/25 (Call 03/31/25)	290	281,468
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(a)	742	714,168
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(a)	568	555,970
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(a)	355	346,725
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(a)	175	175,697
Castlelake Aviation Finance DAC, 5.00%, 04/15/27
(Call 04/15/24)(b)	180	166,064
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)	5	4,798
CCBL Cayman 1 Corp. Ltd.
1.60%, 09/15/26 (Call 08/15/26)(d)	200	177,578
1.80%, 07/22/26(d)	400	358,684
1.99%, 07/21/25(d)	200	186,294
CDBL Funding 1, 4.25%, 12/02/24(d)	400	391,220
	Par
Security	(000)	Value

Diversified Financial Services (continued)
CDBL Funding 2, 2.00%, 03/04/26(d)	$600	$549,090
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	688	611,529
1.15%, 05/13/26 (Call 04/13/26)	554	492,872
2.00%, 03/20/28 (Call 01/20/28)	10	8,681
2.45%, 03/03/27 (Call 02/03/27)	455	411,315
3.00%, 03/10/25 (Call 12/10/24)	228	218,305
3.20%, 03/02/27 (Call 12/02/26)	65	60,514
3.20%, 01/25/28 (Call 10/25/27)	10	9,158
3.30%, 04/01/27 (Call 01/01/27)	225	210,872
3.45%, 02/13/26 (Call 11/13/25)	320	303,530
3.63%, 04/01/25 (Call 01/01/25)	60	58,179
3.85%, 05/21/25 (Call 03/21/25)	254	246,151
4.20%, 03/24/25 (Call 02/24/25)	390	381,482
5.64%, 05/19/29 (Call 05/19/28),
(1-day SOFR + 2.210%)(a)	750	756,592
China Cinda 2020 I Management Ltd.
1.88%, 01/20/26 (Call 10/20/25)(d)	400	361,248
2.50%, 03/18/25 (Call 02/18/25)(d)	200	188,216
3.00%, 03/18/27 (Call 12/18/26)(d)	200	182,146
China Cinda 2020 I Mngmn Co., 3.25%, 01/28/27
(Call 10/28/26)(d)	400	368,720
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(d)	800	772,896
China Cinda Finance 2017 I Ltd., 4.40%, 03/09/27(d)	400	382,680
China Development Bank Financial Leasing Co. Ltd.,
2.88%, 09/28/30 (Call 09/28/25),
(5-year CMT + 2.750%)(a)(d)	400	371,604
China Great Wall International Holdings VI Ltd., 4.25%,
04/28/25 (Call 03/28/25)(d)	600	568,554
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%,
01/26/26(d)	400	367,424
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	60	58,523
CITIC Securities Finance MTN Co. Ltd., 2.00%,
06/03/25(d)	400	373,776
Clifford Capital Pte Ltd.
1.12%, 03/23/26 (Call 02/23/26)(d)	200	180,424
1.73%, 09/10/24(d)	200	192,084
CMB International Leasing Management Ltd.
1.88%, 08/12/25(d)	400	370,120
2.00%, 02/04/26(d)	600	547,302
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	443	428,168
CMS International Gemstone Ltd., 1.30%, 09/16/24(d)	200	189,522
Coastal Emerald Ltd., 4.30%, (Call 08/01/24),
(5-year CMT + 7.445%)(a)(d)(e)	600	584,454
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 08/11/23)(b)	175	171,519
6.63%, 03/15/26 (Call 08/11/23)(c)	170	166,573
CSI MTN Ltd., 3.38%, 04/21/25 (Call 03/21/25)(d)	200	191,376
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(d)	200	189,416
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	545	521,783
3.95%, 11/06/24 (Call 08/06/24)	336	326,767
4.10%, 02/09/27 (Call 11/09/26)	90	83,833
4.50%, 01/30/26 (Call 11/30/25)(c)	192	185,090
Dongxing Voyage Co. Ltd., 3.25%, 08/15/24(d)	200	193,416
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	270	252,550
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	310	306,730
Enova International Inc.
8.50%, 09/01/24 (Call 08/31/23)(b)(c)	73	72,522
8.50%, 09/15/25 (Call 08/31/23)(b)(c)	150	147,909

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Far East Horizon Ltd., 3.38%, 02/18/25(d)	$200	$186,382
Finance of America Funding LLC, 7.88%, 11/15/25
(Call 08/31/23)(b)	130	109,339
Franklin Resources Inc., 2.85%, 03/30/25	86	82,331
GFH Sukuk Ltd., 7.50%, 01/28/25(d)	400	396,628
GGAM Finance Ltd.
8.00%, 06/15/28 (Call 12/15/27)(b)	175	178,257
7.75%, 05/15/26 (Call 11/15/25)(b)	165	166,493
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24
(Call 08/31/23), (7.25% PIK)(b)(f)	690	650,606
goeasy Ltd.
4.38%, 05/01/26 (Call 08/11/23)(b)	130	119,029
5.38%, 12/01/24 (Call 08/31/23)(b)	195	190,096
Guotai Junan Holdings Ltd., 2.00%, 04/21/26(d)	200	182,062
Guotai Junan International Holdings Ltd., 2.00%,
03/03/26(d)	200	182,500
Haitong International Finance Holdings 2015 Ltd.,
2.11%, 03/12/25(d)	400	375,764
Haitong International Securities Group Ltd., 3.13%,
05/18/25(d)	200	187,062
Home Point Capital Inc., 5.00%, 02/01/26
(Call 08/31/23)(b)	200	186,724
Horse Gallop Finance Ltd., 1.70%, 07/28/25(d)	400	368,672
ICBCIL Finance Co. Ltd.
1.63%, 11/02/24(d)	200	189,712
1.75%, 08/25/25(d)	600	553,722
1.75%, 08/02/26(d)	200	179,484
2.25%, 11/02/26(d)	200	180,810
2.70%, 01/27/27(d)	400	368,648
3.63%, 05/19/26(d)	200	190,324
6.43%, 11/20/24, (3-mo. LIBOR US + 1.050%)(a)(d)	200	200,260
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	400	400,144
Intercontinental Exchange Inc.
3.65%, 05/23/25	710	693,414
3.75%, 12/01/25 (Call 09/01/25)	645	626,353
4.00%, 09/15/27 (Call 08/15/27)	1,030	998,482
Intercorp Financial Services Inc., 4.13%, 10/19/27
(Call 07/19/27)(d)	200	179,500
Inventive Global Investments Ltd.
1.60%, 09/01/26(d)	200	177,368
1.65%, 09/03/25(d)	600	549,876
Invesco Finance PLC, 3.75%, 01/15/26	224	216,189
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25
(Call 05/01/25)	64	62,687
Jefferies Financial Group Inc.
4.85%, 01/15/27	195	190,706
5.88%, 07/21/28	225	224,435
6.45%, 06/08/27	102	104,572
Jefferson Capital Holdings LLC, 6.00%, 08/15/26
(Call 08/31/23)(b)	110	93,070
JIC Zhixin Ltd., 1.50%, 08/27/25(d)	400	366,776
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25 (Call 10/17/25)(d)	600	541,194
2.88%, 09/24/24(d)	600	576,546
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26(d)	200	177,738
KB Securities Co. Ltd., 2.13%, 11/01/26(d)	200	176,138
Korea Investment & Securities Co. Ltd., 2.13%,
07/19/26(d)	200	175,034
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(d)	200	173,570
	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.50%, 02/23/27(d)	$200	$170,086
Lazard Group LLC, 3.75%, 02/13/25	134	129,297
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(b)	175	114,746
6.50%, 11/01/25 (Call 08/31/23)(b)	180	149,544
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	530	507,501
Legg Mason Inc., 4.75%, 03/15/26	212	209,149
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(b)	110	98,143
LPL Holdings Inc., 4.63%, 11/15/27 (Call 08/31/23)(b)	175	164,990
LSEGA Financing PLC, 1.38%, 04/06/26
(Call 03/06/26)(b)	560	500,500
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	497	473,974
2.95%, 11/21/26 (Call 08/21/26)	55	52,036
3.30%, 03/26/27 (Call 01/26/27)	270	258,206
3.50%, 02/26/28 (Call 11/26/27)	10	9,560
4.88%, 03/09/28 (Call 02/09/28)	560	566,093
Midcap Financial Issuer Trust, 6.50%, 05/01/28
(Call 05/01/24)(b)	355	313,444
Mirae Asset Securities Co. Ltd., 2.63%, 07/30/25(d)	200	184,676
Mitsubishi HC Capital Inc., 5.08%, 09/15/27
(Call 08/15/27)(b)	50	49,238
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	190	183,513
5.35%, 06/28/28	275	275,495
5.65%, 06/28/25	55	55,116
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27
(Call 08/31/23)(b)	235	224,700
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	175	152,922
5.00%, 03/15/27 (Call 09/15/26)	265	239,833
5.88%, 10/25/24	175	173,376
6.75%, 06/25/25	205	202,763
6.75%, 06/15/26	170	165,776
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(b)	260	246,353
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(d)	200	176,296
Nomura Holdings Inc.
1.65%, 07/14/26	470	416,129
1.85%, 07/16/25	575	530,460
2.33%, 01/22/27	405	359,745
2.65%, 01/16/25	585	555,534
5.10%, 07/03/25	355	348,241
5.39%, 07/06/27	235	231,193
5.71%, 01/09/26	270	268,078
5.84%, 01/18/28	230	230,692
6.07%, 07/12/28	200	201,810
Nuveen Finance LLC, 4.13%, 11/01/24(b)	525	511,093
Ocean Laurel Co. Ltd., 2.38%, 10/20/25(d)	200	182,816
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	265	229,710
6.63%, 01/15/28 (Call 07/15/27)	290	275,254
6.88%, 03/15/25	445	443,247
7.13%, 03/15/26	570	564,471
Ontario Teachers’ Finance Trust, 1.63%, 09/12/24(b)	350	334,912
ORIX Corp.
3.25%, 12/04/24	321	309,251
5.00%, 09/13/27	265	262,732
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.,
6.38%, 02/01/27 (Call 02/01/24)(b)	160	150,302

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
PennyMac Financial Services Inc., 5.38%, 10/15/25
(Call 08/31/23)(b)	$255	$243,721
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 08/31/23)(b)	125	113,140
Pingan Real Estate Capital Ltd., 3.45%, 07/29/26(d)	200	157,182
Pioneer Reward Ltd., 2.00%, 04/09/26(d)	800	730,528
Power Finance Corp. Ltd., 3.25%, 09/16/24(d)	200	193,874
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/02/24(d)	400	409,272
PRA Group Inc.
7.38%, 09/01/25 (Call 08/31/23)(b)(c)	110	105,918
8.38%, 02/01/28 (Call 02/01/25)(b)	140	128,330
Provident Funding Associates LP/PFG Finance Corp.,
6.38%, 06/15/25 (Call 08/31/23)(b)	115	101,860
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	185	180,303
4.88%, 03/15/27 (Call 09/15/26)	346	330,395
6.63%, 03/15/25 (Call 09/15/24)	320	319,344
REC Ltd.
2.25%, 09/01/26(d)	200	179,832
2.75%, 01/13/27(d)	200	180,978
3.50%, 12/12/24(d)	400	386,472
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.,
2.88%, 10/15/26 (Call 10/15/23)(b)	410	365,318
Sarana Multi Infrastruktur Persero PT, 2.05%,
05/11/26(d)	200	176,236
Shenwan Hongyuan International Finance Ltd., 1.80%,
07/14/26(d)	200	179,782
Shinhan Card Co. Ltd.
1.38%, 10/19/25(d)	200	181,316
2.50%, 01/27/27(d)	200	180,700
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	175	153,925
4.20%, 10/29/25 (Call 09/29/25)	205	193,651
State Elite Global Ltd., 6.35%, 10/24/24,
(1-day SOFR + 1.032%)(a)(d)	200	200,322
StoneX Group Inc., 8.63%, 06/15/25 (Call 08/31/23)(b)	145	146,879
Sumitomo Mitsui Finance & Leasing Co. Ltd., 2.51%,
01/22/25 (Call 12/22/24)(d)	200	189,596
SURA Asset Management SA, 4.38%, 04/11/27(d)	150	141,893
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	130	119,028
3.95%, 12/01/27 (Call 09/01/27)	40	35,703
4.25%, 08/15/24 (Call 05/15/24)	479	467,921
4.50%, 07/23/25 (Call 04/23/25)	368	352,183
4.88%, 06/13/25 (Call 05/13/25)	270	260,998
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 08/31/23)(b)	320	307,718
5.75%, 06/15/27 (Call 06/15/24)(b)	175	163,702
USAA Capital Corp., 3.38%, 05/01/25(b)	220	212,502
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	101	87,706
1.90%, 04/15/27 (Call 02/15/27)	785	713,871
2.75%, 09/15/27 (Call 06/15/27)	15	13,947
3.15%, 12/14/25 (Call 09/14/25)	1,372	1,316,022
Voya Financial Inc.
3.65%, 06/15/26	115	108,480
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(a)	260	210,452
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	290	258,834
	Par
Security	(000)	Value

Diversified Financial Services (continued)
2.85%, 01/10/25 (Call 12/10/24)	$354	$337,982
World Acceptance Corp., 7.00%, 11/01/26
(Call 11/01/23)(b)(c)	105	92,634
Xingsheng BVI Co. Ltd., 1.38%, 08/25/24
(Call 07/25/24)(d)	200	190,268
XP Inc., 3.25%, 07/01/26(d)	200	178,944
		85,774,866
Electric — 1.9%
Abu Dhabi National Energy Co. PJSC
4.38%, 04/23/25(d)	300	295,260
4.38%, 06/22/26(d)	400	392,528
Adani Green Energy Ltd., 4.38%, 09/08/24(d)	200	186,914
Adani Transmission Ltd., 4.00%, 08/03/26(d)	200	176,272
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	377	340,672
3.30%, 07/15/25 (Call 06/15/25)(b)	445	422,915
5.45%, 06/01/28 (Call 05/01/28)	260	257,631
Alabama Power Co., 3.75%, 09/01/27 (Call 08/01/27)	730	699,121
Algonquin Power & Utilities Corp., 4.75%, 01/18/82
(Call 01/18/27), (5-year CMT + 3.249%)(a)	280	225,918
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)	345	309,410
2.50%, 09/15/24 (Call 08/15/24)	414	399,361
3.65%, 02/15/26 (Call 11/15/25)	95	90,775
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	92	89,219
American Electric Power Co. Inc.
3.88%, 02/15/62 (Call 11/15/26),
(5-year CMT + 2.675%)(a)	324	263,013
5.75%, 11/01/27 (Call 10/01/27)	500	512,725
Series N, 1.00%, 11/01/25 (Call 10/01/25)	115	104,396
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	97	93,173
Series X, 3.30%, 06/01/27 (Call 03/01/27)	5	4,657
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	25	22,869
3.15%, 05/15/25 (Call 02/15/25)	132	126,840
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	169	162,813
3.20%, 04/15/25 (Call 03/15/25)	494	471,775
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	35	34,071
4.05%, 04/15/25 (Call 03/15/25)	904	885,224
Black Hills Corp.
1.04%, 08/23/24 (Call 08/16/23)	40	38,010
3.15%, 01/15/27 (Call 07/15/26)	100	93,066
3.95%, 01/15/26 (Call 07/15/25)	20	19,212
5.95%, 03/15/28 (Call 02/15/28)	210	214,616
Calpine Corp.
4.50%, 02/15/28 (Call 08/31/23)(b)	445	408,799
5.13%, 03/15/28 (Call 08/31/23)(b)	495	448,881
5.25%, 06/01/26 (Call 08/31/23)(b)	145	140,744
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(d)	200	188,110
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24
(Call 12/05/23)(d)	200	201,098
CenterPoint Energy Houston Electric LLC, Series Z,
2.40%, 09/01/26 (Call 06/01/26)	155	142,780
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	305	273,945
2.50%, 09/01/24 (Call 08/01/24)	159	153,160
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(d)	300	286,728

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
CGNPC International Ltd., 3.75%, 12/11/27(d)	$400	$381,336
China Clean Energy Development Ltd., 4.00%,
11/05/25(d)	400	385,192
China Huadian Overseas Development 2018 Ltd.,
3.38%, (Call 06/23/25), (5-year CMT + 6.065%)(a)(d)(e)	200	190,982
China Huaneng Group Hong Kong Treasury
Management Holding Ltd.
1.60%, 01/20/26(d)	200	182,848
2.60%, 12/10/24(d)	200	192,094
3.08%, (Call 12/09/25), (5-year CMT + 5.651%)(a)(d)(e)	200	188,246
Chugoku Electric Power Co. Inc. (The), 2.40%,
08/27/24(d)	500	480,635
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26
(Call 08/31/23)(d)	200	190,372
Clearway Energy Operating LLC, 4.75%, 03/15/28
(Call 08/11/23)(b)	300	278,112
Cleco Corporate Holdings LLC, 3.74%, 05/01/26
(Call 02/01/26)	25	23,516
Cleveland Electric Illuminating Co. (The), 3.50%,
04/01/28 (Call 01/01/28)(b)	700	645,526
CLP Power HK Finance Ltd., 3.55%, (Call 02/06/25),
(5-year CMT + 2.041%)(a)(d)(e)	200	191,658
CLP Power Hong Kong Financing Ltd., 3.38%,
10/26/27(d)	200	187,686
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	80	74,969
3.45%, 08/15/27 (Call 05/15/27)	260	243,235
Comision Federal de Electricidad, 4.75%, 02/23/27(d)	400	384,388
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)	32	28,872
Series A, 3.20%, 03/15/27 (Call 12/15/26)	165	155,390
Consolidated Edison Co. of New York Inc., Series B,
3.13%, 11/15/27 (Call 08/15/27)	5	4,654
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	541	518,013
5.60%, 03/01/28 (Call 02/01/28)	210	212,407
Consumers Energy Co., 4.65%, 03/01/28
(Call 01/01/28)	215	214,007
Dominion Energy Inc.
3.07%, 08/15/24(g)	127	123,313
3.90%, 10/01/25 (Call 07/01/25)	265	256,618
5.75%, 10/01/54 (Call 10/01/24),
(3-mo. LIBOR US + 3.057%)(a)	10	9,676
Series A, 1.45%, 04/15/26 (Call 03/15/26)	400	362,280
Series A, 3.30%, 03/15/25 (Call 02/15/25)	305	294,252
Series D, 2.85%, 08/15/26 (Call 05/15/26)	145	134,744
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	175	167,708
Drax Finco PLC, 6.63%, 11/01/25 (Call 08/11/23)(b)	205	202,083
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)	10	9,714
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	40	37,036
4.22%, 11/01/24(g)	337	331,022
4.88%, 06/01/28 (Call 05/01/28)	485	479,534
Series C, 2.53%, 10/01/24(g)	385	370,597
Series F, 1.05%, 06/01/25 (Call 05/01/25)	411	378,679
Duke Energy Carolinas LLC, 2.95%, 12/01/26
(Call 09/01/26)	5	4,721
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	341	311,231
2.65%, 09/01/26 (Call 06/01/26)	95	88,078
	Par
Security	(000)	Value

Electric (continued)
3.25%, 01/15/82 (Call 01/15/27),
(5-year CMT + 2.321%)(a)	$169	$126,028
4.30%, 03/15/28 (Call 02/15/28)	620	597,637
5.00%, 12/08/25	230	228,544
5.00%, 12/08/27 (Call 11/08/27)	555	553,762
Duke Energy Florida LLC, 3.20%, 01/15/27
(Call 10/15/26)	425	402,904
Duke Energy Progress LLC, 3.25%, 08/15/25
(Call 05/15/25)	265	255,325
Duquesne Light Holdings Inc., 3.62%, 08/01/27
(Call 05/01/27)(b)	5	4,533
Edison International
3.55%, 11/15/24 (Call 10/15/24)	336	326,484
4.70%, 08/15/25	210	205,577
4.95%, 04/15/25 (Call 03/15/25)	258	254,156
8.13%, 06/15/53 (Call 03/15/28),
(5-year CMT + 3.864%)(a)	175	179,795
EDP Finance BV, 6.30%, 10/11/27(b)	355	366,655
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	1,400	1,354,962
5.70%, 05/23/28 (Call 04/23/28)(b)	200	201,424
Emera U.S. Finance LP, 3.55%, 06/15/26
(Call 03/15/26)	225	214,117
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	369	353,262
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	1,000	963,350
Enel Finance America LLC, 7.10%, 10/14/27
(Call 09/14/27)(b)	500	526,530
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	575	511,106
2.65%, 09/10/24(b)	705	680,903
3.50%, 04/06/28(b)	1,000	917,820
4.25%, 06/15/25(b)	385	374,413
4.63%, 06/15/27 (Call 05/15/27)(b)	480	465,840
6.80%, 10/14/25(b)	280	286,140
Engie Energia Chile SA, 4.50%, 01/29/25(d)	200	193,392
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	328	297,673
2.95%, 09/01/26 (Call 06/01/26)	250	231,578
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 08/11/23)	25	23,737
2.40%, 10/01/26 (Call 07/01/26)	205	188,358
3.12%, 09/01/27 (Call 06/01/27)	160	148,387
5.59%, 10/01/24	45	45,002
Eskom Holdings SOC Ltd.
4.31%, 07/23/27(d)	200	179,634
7.13%, 02/11/25(d)	400	397,120
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	623	599,513
Evergy Kansas Central Inc., 2.55%, 07/01/26
(Call 04/01/26)	35	32,562
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	100	96,286
Evergy Missouri West Inc., 5.15%, 12/15/27
(Call 11/15/27)(b)	280	276,926
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	290	267,502
4.60%, 07/01/27 (Call 06/01/27)	525	514,269
4.75%, 05/15/26	120	118,314
5.45%, 03/01/28 (Call 02/01/28)	440	446,508
Series H, 3.15%, 01/15/25 (Call 10/15/24)	129	124,351
Series L, 2.90%, 10/01/24 (Call 08/01/24)	352	340,300
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	245	223,717

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series U, 1.40%, 08/15/26 (Call 07/15/26)	$135	$119,935
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	365	335,917
3.40%, 04/15/26 (Call 01/15/26)	631	601,942
3.95%, 06/15/25 (Call 03/15/25)	438	425,723
5.15%, 03/15/28 (Call 02/15/28)	165	165,307
Fells Point Funding Trust, 3.05%, 01/31/27
(Call 12/31/26)(b)	137	126,318
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	111	104,616
Series A, 1.60%, 01/15/26 (Call 12/15/25)	110	99,923
Series B, 4.15%, 07/15/27 (Call 04/15/27)	532	503,506
FirstEnergy Transmission LLC, 4.35%, 01/15/25
(Call 10/15/24)(b)	185	180,658
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	410	395,474
3.13%, 12/01/25 (Call 06/01/25)	60	57,603
4.40%, 05/15/28 (Call 03/15/28)	150	147,494
4.45%, 05/15/26 (Call 04/15/26)	95	94,124
5.05%, 04/01/28 (Call 03/01/28)	165	166,544
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	367	340,301
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	20	18,653
4.65%, 05/16/28	500	491,325
Series A, 2.20%, 09/15/24 (Call 08/15/24)	288	277,335
Hengjian International Investment Ltd., 1.88%,
06/23/25(d)	200	185,578
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(d)	400	374,332
Iberdrola International BV, 5.81%, 03/15/25	20	20,082
Interstate Power & Light Co., 3.25%, 12/01/24
(Call 09/01/24)	485	470,115
IPALCO Enterprises Inc., 3.70%, 09/01/24
(Call 07/01/24)	241	234,864
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(b)	600	591,738
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	50	47,298
4.95%, 09/22/27 (Call 08/22/27)(b)	625	617,687
JERA Co. Inc., 3.67%, 04/14/27 (Call 03/14/27)(d)	200	186,784
Jersey Central Power & Light Co., 4.30%, 01/15/26
(Call 10/15/25)(b)	100	96,835
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(d)	200	186,990
4.88%, 05/24/26 (Call 02/24/26)(d)	200	192,898
Kansai Electric Power Co. Inc. (The), 2.55%, 09/17/24(d)	200	192,182
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(d)	200	187,082
3.60%, 05/06/25	200	193,262
Korea Electric Power Corp., 1.13%, 06/15/25(d)	400	369,324
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(d)	200	175,876
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(d)	200	178,018
Lamar Funding Ltd., 3.96%, 05/07/25(d)	514	492,911
Light Servicos de Eletricidade SA/Light Energia SA,
4.38%, 06/18/26 (Call 06/18/24)(d)	400	179,752
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25
(Call 07/01/25)	15	14,434
Mazoon Assets Co. SAOC, 5.20%, 11/08/27(d)	200	197,174
Metropolitan Edison Co., 5.20%, 04/01/28
(Call 03/01/28)(b)	45	44,730
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	10	9,346
	Par
Security	(000)	Value

Electric (continued)
3.50%, 10/15/24 (Call 07/15/24)	$312	$304,930
Mid-Atlantic Interstate Transmission LLC, 4.10%,
05/15/28 (Call 02/15/28)(b)	10	9,476
Monongahela Power Co., 3.55%, 05/15/27
(Call 02/15/27)(b)	110	103,538
MVM Energetika Zrt, 7.50%, 06/09/28	200	204,810
National Central Cooling Co. PJSC, 2.50%, 10/21/27(d)	200	178,224
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	295	263,541
1.88%, 02/07/25	390	370,071
2.85%, 01/27/25 (Call 10/27/24)	100	96,425
3.05%, 04/25/27 (Call 01/25/27)	30	27,927
3.25%, 11/01/25 (Call 08/01/25)	5	4,782
3.45%, 06/15/25	325	313,671
4.45%, 03/13/26 (Call 02/13/26)	140	138,594
4.80%, 03/15/28 (Call 02/15/28)	355	352,075
5.05%, 09/15/28	150	150,126
5.45%, 10/30/25	480	481,205
Series D, 1.00%, 10/18/24	345	326,594
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	658	590,410
3.55%, 05/01/27 (Call 02/01/27)	570	539,414
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(a)	50	42,397
4.26%, 09/01/24	410	403,850
4.45%, 06/20/25	737	725,097
4.63%, 07/15/27 (Call 06/15/27)	895	879,194
4.90%, 02/28/28 (Call 01/28/28)	1,155	1,144,686
6.05%, 03/01/25	10	10,079
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	190	176,983
4.50%, 09/15/27 (Call 06/15/27)(b)	230	215,190
Niagara Mohawk Power Corp., 3.51%, 10/01/24
(Call 07/01/24)(b)	206	199,231
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	305	275,366
2.45%, 12/02/27 (Call 10/02/27)(b)	220	186,784
3.75%, 06/15/24 (Call 05/15/24)(b)	320	311,754
5.75%, 01/15/28 (Call 08/16/23)	300	285,693
6.63%, 01/15/27 (Call 08/16/23)	160	158,763
NTPC Ltd.
4.25%, 02/26/26(d)	200	193,892
4.38%, 11/26/24(d)	200	195,982
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	563	511,080
2.95%, 04/01/25 (Call 01/01/25)	99	94,956
Pacific Gas and Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	322	296,765
3.00%, 06/15/28 (Call 04/15/28)	750	651,862
3.15%, 01/01/26	792	738,714
3.30%, 03/15/27 (Call 12/15/26)	30	27,376
3.30%, 12/01/27 (Call 09/01/27)	25	22,243
3.40%, 08/15/24 (Call 05/15/24)	215	209,113
3.45%, 07/01/25	459	436,114
3.50%, 06/15/25 (Call 03/15/25)	356	338,574
4.95%, 06/08/25	320	312,410
5.45%, 06/15/27 (Call 05/15/27)	105	102,803
Palomino Funding Trust I, 7.23%, 05/17/28
(Call 04/17/28)(b)	250	252,570
Pampa Energia SA, 7.50%, 01/24/27 (Call 08/30/23)(d)	300	287,139

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(d)	$600	$574,854
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara, 5.45%, 05/21/28(d)	200	200,596
PG&E Corp., 5.00%, 07/01/28 (Call 08/11/23)(c)	325	300,664
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	350	321,328
PPL Capital Funding Inc., 3.10%, 05/15/26
(Call 02/15/26)	127	120,043
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	77	69,830
2.25%, 09/15/26 (Call 06/15/26)	15	13,905
3.00%, 05/15/25 (Call 02/15/25)	5	4,800
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	245	222,970
5.85%, 11/15/27 (Call 10/15/27)	95	97,349
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	287	275,554
Rochester Gas and Electric Corp., 3.10%, 06/01/27
(Call 03/01/27)(b)	150	138,813
San Diego Gas & Electric Co., 2.50%, 05/15/26
(Call 02/15/26)	5	4,674
Saudi Electricity Global Sukuk Co. 5, 1.74%, 09/17/25(d)	250	232,148
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	10	9,274
3.30%, 04/01/25 (Call 03/01/25)	247	238,441
3.40%, 02/01/28 (Call 11/01/27)	5	4,645
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(a)	454	372,407
5.40%, 08/01/26	175	175,007
Sierra Pacific Power Co., 2.60%, 05/01/26
(Call 02/01/26)	15	13,992
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26), (5-year CMT + 6.554%)(a)(d)(e)	400	305,520
7.00%, (Call 10/21/25), (5-year CMT + 9.199%)(a)(d)(e)	400	346,512
Southern California Edison Co.
4.90%, 06/01/26 (Call 05/01/26)	115	113,978
5.30%, 03/01/28 (Call 02/01/28)	1,045	1,052,858
5.85%, 11/01/27 (Call 10/01/27)	220	226,862
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	255	230,461
Series C, 4.20%, 06/01/25	302	296,177
Series D, 4.70%, 06/01/27 (Call 05/01/27)	450	443,898
Series E, 3.70%, 08/01/25 (Call 06/01/25)	209	202,408
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	750	709,410
4.85%, 06/15/28 (Call 04/15/28)	240	237,130
5.15%, 10/06/25	290	288,605
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26),
(5-year CMT + 2.915%)(a)	409	354,145
Series B, 4.00%, 01/15/51 (Call 10/15/25),
(5-year CMT + 3.733%)(a)	431	403,269
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	330	296,990
4.15%, 12/01/25 (Call 09/01/25)	320	312,794
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	60	55,606
Series N, 1.65%, 03/15/26 (Call 02/15/26)	417	379,241
SP PowerAssets Ltd.
3.00%, 09/26/27(b)(c)	200	186,528
3.25%, 11/24/25(b)	200	191,124
SPIC MTN Co. Ltd., 1.63%, 07/27/25(d)	600	555,018
	Par
Security	(000)	Value

Electric (continued)
State Grid Europe Development 2014 PLC, 3.13%,
04/07/25 (Call 03/07/25)(d)	$200	$192,422
State Grid Europe Development PLC, 3.25%, 04/07/27
(Call 03/07/27)(d)	400	379,280
State Grid Overseas Investment 2016 Ltd.
1.00%, 08/05/25 (Call 07/05/25)(d)	200	183,054
3.50%, 05/04/27(d)	400	382,572
State Grid Overseas Investment BVI Ltd.
1.13%, 09/08/26 (Call 08/08/26)(d)	200	176,606
2.88%, 05/18/26(d)	600	561,912
System Energy Resources Inc., 6.00%, 04/15/28
(Call 03/15/28)	725	711,819
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(d)	200	199,106
Terraform Global Operating LP, 6.13%, 03/01/26
(Call 08/31/23)(b)	125	122,251
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25(d)	600	550,266
2.30%, 10/16/24 (Call 09/16/24)(d)	200	192,364
3.15%, 06/02/26(d)	400	377,992
TNB Global Ventures Capital Bhd, 3.24%, 10/19/26(d)	200	187,076
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25
(Call 03/01/25)(b)	300	289,527
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(d)	200	195,202
Tucson Electric Power Co., 3.05%, 03/15/25
(Call 12/15/24)	125	120,104
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	45	41,936
Virginia Electric & Power Co.
Series A, 3.10%, 05/15/25 (Call 02/15/25)	192	184,186
Series A, 3.15%, 01/15/26 (Call 10/15/25)	445	424,276
Series A, 3.50%, 03/15/27 (Call 12/15/26)	250	237,440
Series B, 2.95%, 11/15/26 (Call 08/15/26)	40	37,318
Series B, 3.75%, 05/15/27 (Call 04/15/27)	545	523,832
Vistra Operations Co. LLC
3.70%, 01/30/27 (Call 11/30/26)(b)	332	306,316
5.00%, 07/31/27 (Call 08/11/23)(b)	460	432,796
5.13%, 05/13/25(b)	140	136,951
5.50%, 09/01/26 (Call 08/11/23)(b)	355	343,644
5.63%, 02/15/27 (Call 08/11/23)(b)	460	444,792
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	3	2,588
4.75%, 01/09/26 (Call 12/09/25)	465	458,620
4.75%, 01/15/28 (Call 12/15/27)	385	379,675
5.00%, 09/27/25 (Call 08/27/25)	250	248,628
5.15%, 10/01/27 (Call 09/01/27)	405	404,964
Wisconsin Electric Power Co., 2.05%, 12/15/24
(Call 11/15/24)	219	209,152
Wisconsin Public Service Corp., 5.35%, 11/10/25
(Call 10/10/25)	270	270,975
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	420	372,422
3.30%, 06/01/25 (Call 12/01/24)	373	358,718
3.35%, 12/01/26 (Call 06/01/26)	25	23,557
Zhejiang Energy International Ltd., 1.74%, 07/20/26(d)	200	178,764
		78,845,915
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	70	61,989
3.15%, 06/01/25 (Call 03/01/25)	168	162,041
Energizer Holdings Inc.
4.75%, 06/15/28 (Call 08/31/23)(b)	100	89,734

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electrical Components & Equipment (continued)
6.50%, 12/31/27 (Call 08/31/24)(b)	$125	$122,003
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	105	97,419
Molex Electronic Technologies LLC, 3.90%, 04/15/25
(Call 01/15/25)(b)	209	199,892
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 08/31/23)(b)	530	536,015
7.25%, 06/15/28 (Call 08/31/23)(b)	250	255,257
		1,524,350
Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24
(Call 08/01/24)	305	295,081
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	298	282,206
4.75%, 03/30/26	25	24,783
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	460	447,617
4.00%, 04/01/25 (Call 01/01/25)	73	71,010
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	227	219,672
6.25%, 03/15/28 (Call 02/15/28)	160	161,526
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	290	276,640
4.75%, 06/15/25 (Call 03/15/25)	142	139,061
6.00%, 01/15/28 (Call 12/15/27)	130	131,979
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	200	188,622
Foxconn Far East Ltd., 1.63%, 10/28/25(d)	600	546,462
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	465	411,595
1.35%, 06/01/25 (Call 05/01/25)	601	564,261
2.30%, 08/15/24 (Call 07/15/24)	430	416,606
2.50%, 11/01/26 (Call 08/01/26)	80	74,782
4.85%, 11/01/24	100	99,615
4.95%, 02/15/28 (Call 01/15/28)	511	518,251
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	65	60,323
3.35%, 03/01/26 (Call 12/01/25)	60	57,073
3.50%, 02/15/28 (Call 11/15/27)	5	4,689
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	185	166,618
3.95%, 01/12/28 (Call 10/12/27)	5	4,694
4.25%, 05/15/27 (Call 04/15/27)	217	207,537
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	176	173,351
4.60%, 04/06/27 (Call 01/06/27)	5	4,927
Legrand France SA, 8.50%, 02/15/25	343	358,830
Likewize Corp., 9.75%, 10/15/25 (Call 08/11/23)(b)	160	154,814
Sensata Technologies BV
5.00%, 10/01/25(b)	250	243,665
5.63%, 11/01/24(b)	160	159,088
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/11/23)	379	360,145
1.75%, 08/09/26 (Call 07/09/26)	260	227,903
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	335	329,657
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	105	98,191
3.70%, 02/15/26 (Call 11/15/25)	85	82,147
4.50%, 02/13/26	200	196,994
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	270	241,707
		8,002,122
	Par
Security	(000)	Value

Energy - Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt
Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(d)	$200	$191,682
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27
(Call 02/02/24)(d)	200	177,262
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(d)	200	176,366
1.88%, 09/17/25 (Call 08/17/25)(d)	400	370,048
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27
(Call 02/09/24)(b)	186	173,041
Enviva Partners LP/Enviva Partners Finance Corp.,
6.50%, 01/15/26 (Call 08/31/23)(b)	255	216,362
Greenko Dutch BV, 3.85%, 03/29/26 (Call 08/30/23)(d)	376	341,758
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(d)	200	194,048
5.95%, 07/29/26 (Call 08/30/23)(d)	200	189,838
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25
(Call 04/06/24)(d)	200	193,378
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25
(Call 08/30/23)(d)	250	182,955
SK Battery America Inc., 2.13%, 01/26/26(d)	200	177,530
Sunnova Energy Corp., 5.88%, 09/01/26
(Call 09/01/23)(b)(c)	170	153,512
TerraForm Power Operating LLC, 5.00%, 01/31/28
(Call 07/31/27)(b)	255	236,918
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(d)	300	282,315
		3,257,013
Engineering & Construction — 0.2%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	355	342,639
Artera Services LLC, 9.03%, 12/04/25 (Call 08/31/23)(b)	350	332,339
BCEG Hongkong Co. Ltd., 2.22%, 07/02/26
(Call 06/02/26)(d)	400	360,564
Brundage-Bone Concrete Pumping Holdings Inc.,
6.00%, 02/01/26 (Call 08/31/23)(b)	155	148,775
CCCI Treasure Ltd.
3.43%, (Call 11/21/24), (5-year CMT + 4.998%)(a)(d)(e)	600	576,444
3.65%, (Call 11/21/26), (5-year CMT + 5.117%)(a)(d)(e)	200	186,758
China Railway Xunjie Co. Ltd.
3.25%, 07/28/26(d)	400	375,808
4.00%, 07/06/27(d)	200	193,112
China State Construction Finance Cayman I Ltd., 3.40%,
(Call 06/08/26), (5-year CMT + 5.581%)(a)(d)(e)	200	186,852
China State Construction Finance Cayman III Ltd.,
4.00%, (Call 12/03/24), (5-year CMT + 5.410%)(a)(d)(e)	200	194,252
Chongqing International Logistics Hub Park Construction
Co. Ltd., 4.30%, 09/26/24(d)	200	183,030
Chouzhou International Investment Ltd., 4.00%,
02/18/25(d)	400	386,384
CRCC Hean Ltd., 1.88%, 05/20/26 (Call 04/20/26)(d)	200	181,644
Delhi International Airport Ltd., 6.13%, 10/31/26(d)	200	196,218
Dianjian Haiyu Ltd., 3.45%, (Call 09/29/25),
(5-year CMT + 6.189%)(a)(d)(e)	200	189,982
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	156	151,903
Henan Water Conservancy Investment Group Co. Ltd.,
2.80%, 09/18/25(d)	400	371,440
Hongkong International Qingdao Co. Ltd., 4.00%,
10/08/24(d)	200	193,750
HTA Group Ltd./Mauritius, 7.00%, 12/18/25
(Call 08/10/23)(d)	400	381,908
IHS Holding Ltd., 5.63%, 11/29/26 (Call 11/29/23)(d)	400	349,112
INNOVATE Corp., 8.50%, 02/01/26 (Call 08/11/23)(b)	130	99,366

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Engineering & Construction (continued)
Lendlease U.S. Capital Inc., 4.50%, 05/26/26(d)	$250	$234,118
Mexico City Airport Trust, 4.25%, 10/31/26(d)	200	191,184
Powerchina Roadbridge Group British Virgin Islands
Ltd., 3.08%, (Call 04/01/26),
(5-year CMT + 5.256%)(a)(d)(e)	200	186,582
Sepco Virgin Ltd., 3.55%, (Call 10/25/24),
(5-year CMT + 4.946%)(a)(d)(e)	200	194,054
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	23	22,109
3.63%, 04/28/26 (Call 01/28/26)(b)	350	333,007
Tutor Perini Corp., 6.88%, 05/01/25 (Call 08/16/23)(b)(c)	180	154,204
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(d)	400	385,256
Xingcheng Bvi Ltd., 2.38%, 10/08/26(d)	200	176,912
Yongda Investment Ltd., 2.25%, 06/16/25(d)	400	374,060
Zhengzhou Urban Construction Investment Group Co.
Ltd., 5.20%, 08/30/25(d)	200	195,008
		8,028,774
Entertainment — 0.3%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	189	167,928
AMC Entertainment Holdings Inc., 10.00%, 06/15/26
(Call 08/11/23)(b)(c)(f)	490	337,982
Banijay Entertainment SASU, 5.38%, 03/01/25
(Call 08/31/23)(b)	200	196,354
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 08/11/23)(b)	1,200	1,192,308
8.13%, 07/01/27 (Call 08/31/23)(b)(c)	570	585,247
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%,
07/01/25 (Call 08/11/23)(b)	390	393,670
CCM Merger Inc., 6.38%, 05/01/26 (Call 08/31/23)(b)	100	97,402
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 08/31/23)	185	174,659
5.50%, 05/01/25 (Call 08/31/23)(b)	355	351,070
Churchill Downs Inc.
4.75%, 01/15/28 (Call 08/31/23)(b)	275	254,084
5.50%, 04/01/27 (Call 08/31/23)(b)	235	227,233
Cinemark USA Inc.
5.88%, 03/15/26 (Call 08/31/23)(b)	140	132,542
8.75%, 05/01/25 (Call 08/31/23)(b)(c)	52	52,756
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(b)	100	80,692
Golden Entertainment Inc., 7.63%, 04/15/26
(Call 08/31/23)(b)	146	146,037
International Game Technology PLC
4.13%, 04/15/26 (Call 08/31/23)(b)	295	280,197
6.25%, 01/15/27 (Call 07/15/26)(b)	310	309,659
6.50%, 02/15/25 (Call 08/15/24)(b)	191	191,309
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	200	180,080
4.75%, 10/15/27 (Call 08/31/23)(b)	335	311,135
4.88%, 11/01/24 (Call 08/31/23)(b)	230	226,842
5.63%, 03/15/26 (Call 08/31/23)(b)	115	112,183
6.50%, 05/15/27 (Call 08/31/23)(b)	425	427,371
Merlin Entertainments Ltd., 5.75%, 06/15/26
(Call 03/17/26)(b)	180	175,138
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 08/16/23)(b)	220	217,912
8.00%, 02/01/26 (Call 08/31/23)(b)	419	383,267
Motion Bondco DAC, 6.63%, 11/15/27
(Call 08/31/23)(b)(c)	145	133,896
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(b)	120	119,672
	Par
Security	(000)	Value

Entertainment (continued)
Penn Entertainment Inc., 5.63%, 01/15/27
(Call 08/31/23)(b)	$150	$141,584
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%,
11/01/26 (Call 08/11/23)(b)	145	135,939
Scientific Games International Inc.
7.00%, 05/15/28 (Call 08/31/23)(b)	250	249,023
8.63%, 07/01/25 (Call 08/16/23)(b)	210	214,475
SeaWorld Parks & Entertainment Inc., 8.75%, 05/01/25
(Call 08/31/23)(b)(c)	85	86,546
Six Flags Entertainment Corp., 5.50%, 04/15/27
(Call 08/31/23)(b)	200	189,368
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 08/31/23)(b)	142	142,667
Speedway Motorsports LLC/Speedway Funding II Inc.,
4.88%, 11/01/27 (Call 08/31/23)(b)	150	140,244
Universal Entertainment Corp., 8.75%, 12/11/24
(Call 12/11/23)(b)(g)	275	277,117
Vail Resorts Inc., 6.25%, 05/15/25 (Call 08/31/23)(b)	230	230,520
Warnermedia Holdings Inc.
3.64%, 03/15/25	652	630,530
3.76%, 03/15/27 (Call 02/15/27)	1,539	1,440,689
3.79%, 03/15/25 (Call 08/11/23)	232	224,374
		11,561,701
Environmental Control — 0.1%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 08/31/23)(b)	225	215,831
Enviri Corp., 5.75%, 07/31/27 (Call 08/31/23)(b)	160	138,227
FS Luxembourg Sarl, 10.00%, 12/15/25(d)	200	205,804
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/31/23)(b)	290	277,156
4.25%, 06/01/25 (Call 08/31/23)(b)	205	198,639
5.13%, 12/15/26 (Call 08/31/23)(b)	180	175,176
Madison IAQ LLC, 4.13%, 06/30/28 (Call 06/30/24)(b)	200	178,056
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	310	280,628
2.90%, 07/01/26 (Call 04/01/26)	15	14,130
3.20%, 03/15/25 (Call 12/15/24)	282	272,170
3.95%, 05/15/28 (Call 02/15/28)	20	19,237
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	75	79,763
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	445	403,513
3.13%, 03/01/25 (Call 12/01/24)	390	377,387
3.15%, 11/15/27 (Call 08/15/27)	45	42,245
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 08/31/23)(b)	190	179,797
		3,057,759
Food — 0.6%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 08/31/23)(b)	260	241,849
4.63%, 01/15/27 (Call 08/31/23)(b)	455	431,267
5.88%, 02/15/28 (Call 08/31/23)(b)	275	268,999
6.50%, 02/15/28 (Call 02/15/25)(b)	215	214,205
7.50%, 03/15/26 (Call 08/31/23)(b)	251	255,317
Alsea SAB de CV, 7.75%, 12/14/26(d)	200	200,814
Aragvi Finance International SR, 8.45%, 04/29/26
(Call 04/29/24)(d)	250	170,313
B&G Foods Inc.
5.25%, 04/01/25 (Call 08/31/23)	320	304,384
5.25%, 09/15/27 (Call 08/31/23)	200	172,338

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
Blossom Joy Ltd., 3.10%, (Call 07/21/25),
(5-year CMT + 5.799%)(a)(d)(e)	$400	$378,080
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	207	199,823
3.95%, 03/15/25 (Call 01/15/25)	437	426,442
4.15%, 03/15/28 (Call 12/15/27)	510	490,600
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(d)	400	380,084
5.15%, 02/12/25 (Call 11/12/24)(d)	200	196,318
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25
(Call 05/17/25)(d)	400	371,724
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26
(Call 06/14/26)(d)	200	171,568
Chobani LLC/Chobani Finance Corp. Inc., 7.50%,
04/15/25 (Call 08/31/23)(b)	225	225,158
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	690	586,769
4.60%, 11/01/25 (Call 09/01/25)	509	498,840
5.30%, 10/01/26	175	174,223
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	800	752,888
FAGE International SA/FAGE USA Dairy Industry Inc.,
5.63%, 08/15/26 (Call 08/31/23)(b)	40	37,912
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	105	99,174
4.00%, 04/17/25 (Call 02/17/25)	580	565,790
5.24%, 11/18/25 (Call 11/18/23)	15	14,928
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	122	113,168
2.05%, 11/15/24 (Call 10/15/24)	400	384,760
2.30%, 08/15/26 (Call 05/15/26)	25	23,381
3.20%, 08/21/25 (Call 05/21/25)	30	28,957
4.25%, 05/04/28	25	24,737
H-Food Holdings LLC/Hearthside Finance Co. Inc.,
8.50%, 06/01/26 (Call 08/11/23)(b)	120	46,358
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(b)	385	342,596
5.13%, 02/01/28 (Call 01/01/28)(b)	690	669,645
JM Smucker Co. (The), 3.50%, 03/15/25	580	561,591
KeHE Distributors LLC/KeHE Finance Corp., 8.63%,
10/15/26 (Call 08/31/23)(b)	55	55,015
Kellogg Co.
3.25%, 04/01/26	240	229,222
3.40%, 11/15/27 (Call 08/15/27)	125	117,520
4.30%, 05/15/28 (Call 02/15/28)	500	486,935
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	888	839,391
3.88%, 05/15/27 (Call 02/15/27)	517	495,627
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	335	311,486
3.50%, 02/01/26 (Call 11/01/25)	440	421,142
3.70%, 08/01/27 (Call 05/01/27)	10	9,551
Lamb Weston Holdings Inc., 4.88%, 05/15/28
(Call 11/15/27)(b)	200	189,740
Land O’Lakes Capital Trust I, 7.45%, 03/15/28(b)	20	18,876
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	140	124,323
2.70%, 04/01/25 (Call 03/01/25)(b)	464	444,303
4.55%, 04/20/28 (Call 03/20/28)(b)	500	491,455
	Par
Security	(000)	Value

Food (continued)
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	$425	$380,515
3.15%, 08/15/24 (Call 06/15/24)	334	325,363
3.40%, 08/15/27 (Call 05/15/27)	139	130,602
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(b)	250	236,025
1.25%, 09/24/26 (Call 08/24/26)(b)	215	189,585
2.25%, 09/19/24 (Call 08/19/24)(b)	290	278,612
4.25%, 09/15/25(b)	300	293,673
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	386	361,111
2.63%, 03/17/27 (Call 02/17/27)	347	319,854
NBM U.S. Holdings Inc., 7.00%, 05/14/26
(Call 08/30/23)(d)	400	391,932
Nestle Holdings Inc.
0.63%, 01/15/26 (Call 12/15/25)(b)	285	256,574
1.00%, 09/15/27 (Call 07/15/27)(b)	435	374,074
1.15%, 01/14/27 (Call 12/14/26)(b)	320	282,774
3.50%, 09/24/25 (Call 07/24/25)(b)	305	294,944
4.00%, 09/12/25(b)	500	490,860
4.13%, 10/01/27 (Call 09/01/27)(b)	390	380,843
5.25%, 03/13/26(b)	520	524,196
Series 144A, 5.00%, 03/14/28 (Call 02/14/28)(b)	760	767,121
Performance Food Group Inc.
5.50%, 10/15/27 (Call 08/31/23)(b)	375	363,019
6.88%, 05/01/25 (Call 08/31/23)(b)	100	100,198
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 08/31/23)(b)	67	66,195
Post Holdings Inc.
5.63%, 01/15/28 (Call 08/16/23)(b)	335	324,009
5.75%, 03/01/27 (Call 08/16/23)(b)	180	176,308
Sigma Alimentos SA de CV, 4.13%, 05/02/26
(Call 02/02/26)(d)	400	381,356
Sigma Holdco BV, 7.88%, 05/15/26 (Call 08/11/23)(b)	170	147,858
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(b)	267	248,176
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	107	100,281
3.30%, 07/15/26 (Call 04/15/26)	517	492,334
3.75%, 10/01/25 (Call 07/01/25)	85	82,407
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	265	250,242
3.95%, 08/15/24 (Call 05/15/24)	146	143,384
4.00%, 03/01/26 (Call 01/01/26)	542	525,068
U.S. Foods Inc., 6.25%, 04/15/25 (Call 08/11/23)(b)	379	379,762
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(d)	200	189,286
Walmart Inc., 3.90%, 09/09/25	220	215,752
Yili Holding Investment Co., 1.63%, 11/19/25
(Call 10/19/25)(d)	200	182,036
		24,905,915
Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/31/23)(b)	240	236,844
5.00%, 02/01/28 (Call 08/31/23)(b)	410	387,462
6.38%, 05/01/25 (Call 08/31/23)(b)	530	530,848
TKC Holdings Inc., 6.88%, 05/15/28 (Call 05/15/24)(b)	150	132,716
		1,287,870
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27
(Call 08/02/27)	215	199,359

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Forest Products & Paper (continued)
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	$252	$245,032
5.50%, 01/17/27	358	359,067
Georgia-Pacific LLC
0.95%, 05/15/26 (Call 04/15/26)(b)	45	39,913
1.75%, 09/30/25 (Call 08/30/25)(b)	454	419,446
2.10%, 04/30/27 (Call 02/28/27)(b)	160	145,581
3.60%, 03/01/25 (Call 12/01/24)(b)	517	500,606
Inversiones CMPC SA
4.38%, 04/04/27(d)	200	191,942
4.75%, 09/15/24 (Call 06/15/24)(d)	200	197,344
Mercer International Inc., 5.50%, 01/15/26
(Call 08/31/23)	96	93,237
Suzano Austria GmbH, 5.75%, 07/14/26(d)	200	200,226
		2,591,753
Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.,
9.38%, 06/01/28 (Call 06/01/25)(b)	140	142,929
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	240	232,625
5.75%, 05/20/27 (Call 02/20/27)	205	187,235
5.88%, 08/20/26 (Call 05/20/26)	275	259,023
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	725	706,215
4.25%, 07/15/27 (Call 04/15/27)(b)	70	66,945
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	5	4,689
Beijing Gas Singapore Capital Corp., 1.88%, 01/18/25(d)	200	189,014
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(b)	10	9,128
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	265	248,835
4.63%, 08/05/27 (Call 07/05/27)(b)	240	230,549
CenterPoint Energy Resources Corp., 5.25%, 03/01/28
(Call 02/01/28)	350	351,635
East Ohio Gas Co. (The), 1.30%, 06/15/25
(Call 05/15/25)(b)	468	431,374
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	264	255,351
Series A, 2.50%, 11/15/24 (Call 10/15/24)	410	393,108
ENN Clean Energy International Investment Ltd., 3.38%,
05/12/26 (Call 05/12/24)(d)	400	369,232
ENN Energy Holdings Ltd., 4.63%, 05/17/27
(Call 04/17/27)(d)	400	388,512
KeySpan Gas East Corp., 2.74%, 08/15/26
(Call 05/15/26)(b)	340	309,560
Korea Gas Corp.
1.13%, 07/13/26(d)	400	354,496
3.50%, 07/21/25(d)	200	192,796
3.50%, 07/02/26(d)	400	380,044
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	335	329,218
5.50%, 01/15/26 (Call 12/15/25)	145	143,058
5.50%, 10/01/26	120	118,903
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	847	776,030
3.49%, 05/15/27 (Call 02/15/27)	5	4,722
5.25%, 03/30/28 (Call 02/29/28)	95	95,184
SGSP Australia Assets Pty Ltd., 3.25%, 07/29/26(d)	200	187,338
Shaoxing City Investment Group Ltd., 2.50%, 08/19/26
(Call 05/19/26)(d)	400	358,520
	Par
Security	(000)	Value

Gas (continued)
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	$935	$875,534
3.15%, 09/15/24 (Call 06/15/24)	140	136,136
3.20%, 06/15/25 (Call 03/15/25)	65	62,572
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	157	147,470
Southern Co. Gas Capital Corp., 3.25%, 06/15/26
(Call 03/15/26)	325	307,973
Southwest Gas Corp., 5.45%, 03/23/28 (Call 02/23/28)	65	64,786
Talent Yield International Ltd., 2.00%, 05/06/26
(Call 04/26/26)(d)	200	181,664
		9,492,403
Hand & Machine Tools — 0.0%
Regal Rexnord Corp.
6.05%, 02/15/26(b)	100	100,063
6.05%, 04/15/28 (Call 03/15/28)(b)	575	571,165
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 08/11/23)	125	118,775
3.40%, 03/01/26 (Call 01/01/26)	170	161,576
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(a)	245	186,778
6.00%, 03/06/28 (Call 02/06/28)	255	261,643
Werner FinCo LP/Werner FinCo Inc.
11.50%, 06/15/28(c)	75	75,305
14.50%, 10/15/28(b)	113	99,440
		1,574,745
Health Care - Products — 0.2%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	5	4,322
2.95%, 03/15/25 (Call 12/15/24)	788	763,013
3.75%, 11/30/26 (Call 08/30/26)	180	175,748
3.88%, 09/15/25 (Call 06/15/25)	10	9,784
Alcon Finance Corp., 2.75%, 09/23/26 (Call 07/23/26)(b)	230	212,163
Avantor Funding Inc., 4.63%, 07/15/28 (Call 08/31/23)(b)	500	464,040
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	812	725,238
2.60%, 08/15/26 (Call 05/15/26)	10	9,238
Boston Scientific Corp., 1.90%, 06/01/25 (Call 05/01/25)	434	408,142
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	20	19,297
DH Europe Finance II Sarl, 2.20%, 11/15/24
(Call 10/15/24)	564	541,795
GE HealthCare Technologies Inc.
5.55%, 11/15/24	440	439,520
5.60%, 11/15/25	720	722,362
5.65%, 11/15/27	540	550,287
Hologic Inc., 4.63%, 02/01/28 (Call 08/31/23)(b)	45	42,664
Medtronic Global Holdings SCA, 4.25%, 03/30/28
(Call 02/29/28)	165	161,286
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	50	44,723
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	434	402,101
3.38%, 11/01/25 (Call 08/01/25)	521	500,311
3.50%, 03/15/26 (Call 12/15/25)	312	299,508
Teleflex Inc.
4.25%, 06/01/28 (Call 08/31/23)(b)	100	92,521
4.63%, 11/15/27 (Call 08/16/23)	225	212,431
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 08/11/23)	675	640,885
4.80%, 11/21/27 (Call 10/21/27)	399	401,641

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Products (continued)
Varex Imaging Corp., 7.88%, 10/15/27
(Call 10/15/23)(b)(c)	$110	$110,117
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 08/11/23)	130	123,166
3.05%, 01/15/26 (Call 12/15/25)	457	433,451
		8,509,754
Health Care - Services — 0.7%
Acadia Healthcare Co. Inc., 5.50%, 07/01/28
(Call 08/31/23)(b)	150	143,667
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	278	271,261
Air Methods Corp., 8.00%, 05/15/25 (Call 08/31/23)(b)	200	2,464
Akumin Inc., 7.00%, 11/01/25 (Call 08/31/23)(b)	175	150,521
Catalent Pharma Solutions Inc., 5.00%, 07/15/27
(Call 08/31/23)(b)	195	182,735
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	1,000	861,360
4.25%, 12/15/27 (Call 08/16/23)	990	932,877
Charles River Laboratories International Inc., 4.25%,
05/01/28 (Call 08/16/23)(b)	200	184,736
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(b)	675	601,965
6.88%, 04/01/28 (Call 08/16/23)(b)	127	79,376
8.00%, 03/15/26 (Call 08/31/23)(b)	745	731,940
8.00%, 12/15/27 (Call 08/16/23)(b)(c)	272	265,823
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	287	262,490
2.76%, 10/01/24 (Call 07/01/24)	553	533,595
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	307	278,363
2.38%, 01/15/25 (Call 12/15/24)	293	280,228
3.35%, 12/01/24 (Call 10/01/24)	315	305,622
3.50%, 08/15/24 (Call 05/15/24)	130	127,121
3.65%, 12/01/27 (Call 09/01/27)	5	4,741
4.10%, 03/01/28 (Call 12/01/27)	750	721,448
4.90%, 02/08/26 (Call 02/08/24)	300	295,992
5.35%, 10/15/25 (Call 09/15/25)	300	300,420
Encompass Health Corp.
4.50%, 02/01/28 (Call 08/31/23)	315	292,427
5.75%, 09/15/25 (Call 08/31/23)	138	137,368
Fresenius Medical Care U.S. Finance II Inc., 4.75%,
10/15/24 (Call 07/17/24)(b)	205	200,777
Fresenius Medical Care U.S. Finance III Inc., 1.88%,
12/01/26 (Call 11/01/26)(b)	105	91,666
Global Medical Response Inc., 6.50%, 10/01/25
(Call 08/31/23)(b)	190	113,065
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(b)	542	499,616
4.50%, 02/15/27 (Call 08/15/26)	565	549,299
5.20%, 06/01/28	475	471,048
5.25%, 04/15/25	598	593,067
5.25%, 06/15/26 (Call 12/15/25)	591	585,781
5.38%, 02/01/25	1,040	1,033,916
5.38%, 09/01/26 (Call 03/01/26)	464	462,436
5.88%, 02/15/26 (Call 08/15/25)	638	639,837
Health Care Service Corp. A Mutual Legal Reserve Co.,
1.50%, 06/01/25 (Call 05/01/25)(b)	277	254,909
Heartland Dental LLC/Heartland Dental Finance Corp.
8.50%, 05/01/26 (Call 08/31/23)(b)	115	103,647
10.50%, 04/30/28(c)	175	175,711
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(b)	301	268,366
	Par
Security	(000)	Value

Health Care - Services (continued)
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	$732	$641,086
3.85%, 10/01/24 (Call 07/01/24)	128	125,245
3.95%, 03/15/27 (Call 12/15/26)	30	28,786
4.50%, 04/01/25 (Call 03/01/25)	279	274,885
IQVIA Inc.
5.00%, 10/15/26 (Call 08/31/23)(b)	375	364,455
5.00%, 05/15/27 (Call 08/31/23)(b)	390	376,377
5.70%, 05/15/28 (Call 04/15/28)(b)	200	199,342
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	307	276,822
2.30%, 12/01/24 (Call 11/01/24)	190	181,537
3.25%, 09/01/24 (Call 07/01/24)	326	316,970
3.60%, 02/01/25 (Call 11/01/24)	441	428,220
3.60%, 09/01/27 (Call 06/01/27)	10	9,498
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 08/31/23)(b)	205	176,864
6.75%, 04/15/25 (Call 08/31/23)(b)(c)	225	228,348
ModivCare Inc., 5.88%, 11/15/25 (Call 08/31/23)(b)	195	181,249
Molina Healthcare Inc., 4.38%, 06/15/28
(Call 08/31/23)(b)	300	275,031
PeaceHealth Obligated Group, Series 2020, 1.38%,
11/15/25 (Call 08/15/25)	300	271,863
Prime Healthcare Services Inc., 7.25%, 11/01/25
(Call 08/31/23)(b)	325	309,702
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	260	248,895
3.50%, 03/30/25 (Call 12/30/24)	365	353,389
Radiology Partners Inc., 9.25%, 02/01/28
(Call 08/31/23)(b)	50	20,374
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 08/31/23)(b)	470	440,611
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(b)	250	226,288
2.13%, 03/10/25 (Call 02/10/25)(b)	810	772,829
2.31%, 03/10/27 (Call 02/10/27)(b)	760	698,911
2.63%, 05/15/26 (Call 02/15/26)(b)	200	188,124
3.00%, 11/10/25 (Call 08/10/25)(b)	50	47,855
RP Escrow Issuer LLC, 5.25%, 12/15/25
(Call 08/31/23)(b)	290	200,155
Select Medical Corp., 6.25%, 08/15/26 (Call 08/31/23)(b)	435	431,298
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 08/31/23)(b)	68	67,733
10.00%, 04/15/27 (Call 08/31/23)(b)(c)	120	123,120
Sutter Health, Series 20A, 1.32%, 08/15/25
(Call 05/15/25)	222	203,010
Team Health Holdings Inc., 6.38%, 02/01/25
(Call 08/16/23)(b)(c)	250	129,215
Tenet Healthcare Corp.
4.63%, 06/15/28 (Call 08/16/23)	200	185,132
4.88%, 01/01/26 (Call 08/16/23)	720	696,996
5.13%, 11/01/27 (Call 08/16/23)	530	503,341
6.25%, 02/01/27 (Call 08/16/23)	530	519,946
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26
(Call 08/31/23)(b)	275	240,386
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	500	482,350
1.15%, 05/15/26 (Call 04/15/26)	467	422,476
1.25%, 01/15/26	228	208,588
2.38%, 08/15/24	278	269,488

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
2.95%, 10/15/27	$5	$4,648
3.10%, 03/15/26	167	159,719
3.38%, 04/15/27	45	42,834
3.45%, 01/15/27	98	93,918
3.75%, 07/15/25	101	98,447
3.85%, 06/15/28	750	722,160
5.00%, 10/15/24	185	184,587
5.15%, 10/15/25	455	455,865
5.25%, 02/15/28 (Call 01/15/28)	330	337,610
Universal Health Services Inc., 1.65%, 09/01/26
(Call 08/01/26)	345	304,828
UPMC, Series D-1, 3.60%, 04/03/25	75	72,419
		28,815,506
Holding Companies - Diversified — 0.5%
Amipeace Ltd.
1.50%, 10/22/25(d)	200	183,204
1.75%, 11/09/26(d)	200	179,316
2.50%, 12/05/24(d)	200	191,746
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	417	365,350
2.88%, 06/15/27 (Call 05/15/27)(c)	35	30,746
3.25%, 07/15/25 (Call 06/15/25)	516	481,521
3.88%, 01/15/26 (Call 12/15/25)	505	471,912
4.25%, 03/01/25 (Call 01/01/25)	324	310,885
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	190	164,778
2.95%, 03/10/26 (Call 02/10/26)	212	188,794
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)	220	194,088
Blackstone Private Credit Fund
1.75%, 09/15/24	305	288,280
2.63%, 12/15/26 (Call 11/15/26)	482	413,460
2.70%, 01/15/25 (Call 11/15/24)	282	265,153
3.25%, 03/15/27 (Call 02/15/27)	385	334,773
4.70%, 03/24/25(c)	467	452,518
7.05%, 09/29/25	220	221,085
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	265	224,267
2.75%, 09/16/26 (Call 08/19/26)	315	277,065
3.63%, 01/15/26 (Call 12/15/25)	370	342,143
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	125	107,779
3.40%, 07/15/26 (Call 06/15/26)	275	248,001
3.75%, 07/22/25 (Call 06/22/25)	312	291,455
4.00%, 03/30/25 (Call 02/28/25)	307	291,309
4.25%, 01/15/26 (Call 12/15/25)	264	247,666
Blue Owl Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)	15	12,747
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	60	52,607
4.70%, 02/08/27 (Call 01/08/27)	213	194,173
5.50%, 03/21/25	5	4,847
7.75%, 09/16/27 (Call 08/16/27)(b)	210	209,500
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	225	188,829
3.75%, 06/17/26 (Call 05/17/26)(b)	45	39,934
4.75%, 12/15/25 (Call 11/15/25)(b)	163	150,394
Bright Galaxy International Ltd., 3.25%, 07/15/26(d)	200	174,362
Ccthk 2021 Ltd., 2.75%, 01/19/27(d)	200	182,488
CITIC Ltd.
2.45%, 02/25/25(d)	400	380,140
	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
2.88%, 02/17/27 (Call 01/17/27)(d)	$200	$185,828
3.70%, 06/14/26(d)	200	190,232
3.88%, 02/28/27(d)	400	384,060
CK Hutchison International 21 Ltd., 1.50%, 04/15/26
(Call 03/15/26)(b)	460	414,391
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(b)	1,000	987,070
FS KKR Capital Corp.
1.65%, 10/12/24	368	345,166
2.63%, 01/15/27 (Call 12/15/26)	15	12,937
3.25%, 07/15/27 (Call 06/15/27)	235	203,757
3.40%, 01/15/26 (Call 12/15/25)	412	379,184
4.13%, 02/01/25 (Call 01/01/25)(c)	80	76,823
4.25%, 02/14/25 (Call 01/14/25)(b)	140	132,383
Fund of National Welfare Samruk-Kazyna JSC, 2.00%,
10/28/26 (Call 07/28/26)(d)	200	181,160
Gaci First Investment Co., 5.00%, 10/13/27
(Call 09/13/27)(d)	400	398,692
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	365	337,300
3.75%, 02/10/25 (Call 01/10/25)(c)	201	193,732
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	200	168,320
2.50%, 08/24/26 (Call 07/24/26)	250	220,095
Grupo de Inversiones Suramericana SA, 5.50%,
04/29/26(d)	200	189,612
Guohui International Bvi Co. Ltd., 3.15%, 08/27/25(d)	400	374,156
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(d)	200	170,450
4.75%, 04/27/27(d)	400	350,816
Huarong Finance 2019 Co. Ltd., 3.25%, 11/13/24
(Call 10/13/24)(d)	200	189,306
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(d)	400	360,228
4.88%, 11/22/26(d)	400	357,472
5.00%, 11/19/25(d)	400	372,996
5.50%, 01/16/25(d)	400	385,932
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	365	353,254
5.25%, 05/15/27 (Call 11/15/26)	513	452,373
6.25%, 05/15/26 (Call 08/31/23)	445	417,619
6.38%, 12/15/25 (Call 08/31/23)	280	268,974
ICD Funding Ltd., 3.22%, 04/28/26 (Call 03/28/26)(d)	200	186,010
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(d)	200	198,984
Main Street Capital Corp., 3.00%, 07/14/26
(Call 06/14/26)	247	220,704
MDGH GMTN RSC Ltd.
2.50%, 11/07/24 (Call 10/07/24)(d)	200	192,284
2.50%, 05/21/26 (Call 04/21/26)(d)	400	374,740
3.00%, 03/28/27 (Call 02/28/27)(d)	200	186,368
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27
(Call 01/11/27)	90	84,659
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	5	4,397
3.50%, 02/25/25 (Call 01/25/25)	340	324,156
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	70	60,638
3.71%, 01/22/26 (Call 12/22/25)	180	163,688
Rongshi International Finance Ltd.
1.50%, 11/05/25 (Call 10/05/25)(d)	400	365,500
3.63%, 05/04/27(d)	200	191,252

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
Senaat Sukuk Ltd., 4.76%, 12/05/25(d)	$200	$198,186
SFG International Holdings Co. Ltd., 2.40%, 06/03/26(d)	200	179,240
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)(c)	40	35,324
3.88%, 11/01/24 (Call 10/01/24)	300	291,126
Stena International SA, 6.13%, 02/01/25
(Call 08/11/23)(b)	160	157,811
Swire Pacific MTN Financing Ltd., 3.88%, 09/21/25(d)	200	193,080
Yieldking Investment Ltd., 2.80%, 08/18/26(d)	200	183,250
		21,203,030
Home Builders — 0.2%
Adams Homes Inc., 7.50%, 02/15/25 (Call 08/16/23)(b)(c)	80	78,655
Ashton Woods USA LLC/Ashton Woods Finance Co.,
6.63%, 01/15/28 (Call 08/31/23)(b)	90	86,609
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 08/16/23)	140	135,265
6.75%, 03/15/25 (Call 08/16/23)(c)	80	79,776
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC, 6.25%, 09/15/27
(Call 08/31/23)(b)	240	221,527
Century Communities Inc., 6.75%, 06/01/27
(Call 08/31/23)	195	195,731
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	590	522,103
1.40%, 10/15/27 (Call 08/15/27)	90	77,738
2.50%, 10/15/24 (Call 09/15/24)	382	368,386
Empire Communities Corp., 7.00%, 12/15/25
(Call 08/31/23)(b)	190	183,023
Forestar Group Inc.
3.85%, 05/15/26 (Call 08/31/23)(b)	190	176,662
5.00%, 03/01/28 (Call 08/31/23)(b)	70	65,111
Installed Building Products Inc., 5.75%, 02/01/28
(Call 08/16/23)(b)	110	104,377
K Hovnanian Enterprises Inc.
7.75%, 02/15/26 (Call 02/15/24)(b)	54	53,125
10.50%, 02/15/26 (Call 08/31/23)(b)(c)	100	101,763
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	130	132,647
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	270	265,170
4.75%, 11/29/27 (Call 05/29/27)	778	758,239
5.00%, 06/15/27 (Call 12/15/26)	40	39,504
5.25%, 06/01/26 (Call 12/01/25)	110	109,191
5.88%, 11/15/24 (Call 08/30/23)	295	295,372
M/I Homes Inc., 4.95%, 02/01/28 (Call 08/16/23)	162	153,135
Mattamy Group Corp., 5.25%, 12/15/27
(Call 08/31/23)(b)	210	198,469
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)	105	101,583
6.00%, 06/01/25 (Call 03/01/25)	170	170,034
New Home Co. Inc., 8.25%, 10/15/27 (Call 08/16/23)(b)	125	119,404
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	65	64,169
5.50%, 03/01/26 (Call 12/01/25)	250	249,105
Shea Homes LP/Shea Homes Funding Corp., 4.75%,
02/15/28 (Call 08/31/23)	185	168,574
STL Holding Co. LLC, 7.50%, 02/15/26
(Call 08/16/23)(b)	80	74,236
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(b)	175	170,406
5.88%, 06/15/27 (Call 03/15/27)(b)	195	192,165
	Par
Security	(000)	Value

Home Builders (continued)
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	$15	$14,216
4.88%, 11/15/25 (Call 08/15/25)	181	177,451
4.88%, 03/15/27 (Call 12/15/26)	294	287,056
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	115	111,116
5.70%, 06/15/28 (Call 12/15/27)	75	72,037
		6,373,130
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25
(Call 02/15/25)	57	55,405
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	205	190,144
3.80%, 11/15/24 (Call 08/15/24)	24	23,337
TCL Technology Investment, 1.88%, 07/14/25(d)	212	194,940
Whirlpool Corp., 3.70%, 05/01/25	127	123,188
		587,014
Household Products & Wares — 0.0%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 08/11/23)	50	47,400
Central Garden & Pet Co., 5.13%, 02/01/28
(Call 08/31/23)	20	18,932
Church & Dwight Co. Inc., 3.15%, 08/01/27
(Call 05/01/27)	365	343,859
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	40	37,019
3.90%, 05/15/28 (Call 02/15/28)	480	459,038
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	90	77,864
3.05%, 08/15/25	32	30,818
Kronos Acquisition Holdings Inc./KIK Custom
Products Inc.
5.00%, 12/31/26 (Call 08/31/23)(b)(c)	160	148,797
7.00%, 12/31/27 (Call 12/31/23)(b)(c)	200	175,990
Reckitt Benckiser Treasury Services PLC, 3.00%,
06/26/27 (Call 03/26/27)(b)	845	788,799
		2,128,516
Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25
(Call 08/31/23)(b)	57	55,733
CD&R Smokey Buyer Inc., 6.75%, 07/15/25
(Call 08/31/23)(b)	255	241,436
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	75	72,444
4.45%, 04/01/26 (Call 01/01/26)	710	676,403
4.88%, 06/01/25 (Call 05/01/25)	185	178,969
6.38%, 09/15/27 (Call 06/15/27)(c)	205	201,453
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26
(Call 08/16/23)	90	86,042
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26
(Call 12/14/25)(d)	200	195,966
		1,708,446
Insurance — 1.3%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 08/31/23)(b)	330	319,107
10.13%, 08/01/26 (Call 08/31/23)(b)	160	164,971
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(a)	760	724,371
Aflac Inc., 1.13%, 03/15/26 (Call 02/15/26)	80	71,866

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
AIA Group Ltd.
2.70%, (Call 04/07/26), (5-year CMT + 1.758%)(a)(d)(e)	$400	$353,696
3.20%, 03/11/25 (Call 12/11/24)(b)	225	217,152
5.63%, 10/25/27 (Call 09/25/27)(b)	645	661,686
AIG Global Funding, 0.90%, 09/22/25(b)	225	203,024
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	270	246,791
6.75%, 10/15/27 (Call 08/31/23)(b)	475	451,749
6.75%, 04/15/28 (Call 04/15/25)(b)	445	442,668
Allied World Assurance Co. Holdings Ltd., 4.35%,
10/29/25 (Call 07/29/25)	310	298,474
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	425	382,572
3.28%, 12/15/26 (Call 09/15/26)	65	61,632
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)	41	39,478
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	346	328,658
3.90%, 04/01/26 (Call 01/01/26)	445	431,659
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27
(Call 04/28/27)	380	350,447
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)	275	267,141
Argentum Netherlands BV for Swiss Re Ltd., 5.75%,
08/15/50 (Call 08/15/25),
(3-mo. LIBOR US + 3.593%)(a)(d)	400	387,000
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/31/23)(b)	195	192,787
Athene Global Funding
0.91%, 08/19/24(b)	265	249,651
1.45%, 01/08/26(b)	300	266,508
1.61%, 06/29/26(b)	295	258,187
1.72%, 01/07/25(b)	400	371,564
1.73%, 10/02/26(b)	375	324,454
2.50%, 01/14/25(b)	293	276,147
2.55%, 06/29/25(b)	102	94,957
2.95%, 11/12/26(b)	40	36,063
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	860	797,143
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	5	4,703
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27
(Call 02/15/27)	1,105	1,029,396
Berkshire Hathaway Inc., 3.13%, 03/15/26
(Call 12/15/25)	519	498,723
Brighthouse Financial Global Funding
1.55%, 05/24/26(b)	364	322,970
1.75%, 01/13/25(b)	425	398,935
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	386	378,735
China Taiping Insurance Holdings Co. Ltd., 6.40%,
(a)(d)(e)	600	619,464
Chubb INA Holdings Inc.
3.15%, 03/15/25	90	87,055
3.35%, 05/03/26 (Call 02/03/26)	320	307,478
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%,
09/11/44 (Call 09/11/24)(a)(d)	450	432,274
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%,
06/24/46 (Call 06/24/26),
(3-mo. LIBOR US + 4.918%)(a)(d)	200	195,528
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/15/27)	30	28,031
CNO Financial Group Inc., 5.25%, 05/30/25
(Call 02/28/25)	342	336,087
	Par
Security	(000)	Value

Insurance (continued)
CNO Global Funding
1.65%, 01/06/25(b)	$320	$298,173
1.75%, 10/07/26(b)	420	372,212
Corebridge Financial Inc.
3.50%, 04/04/25	512	492,006
3.65%, 04/05/27	740	696,199
6.88%, 12/15/52	310	301,525
Corebridge Global Funding, 5.75%, 07/02/26(b)	200	199,790
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%,
(Call 07/24/26), (3-mo. SOFR + 3.922%)(a)(b)(e)	1,100	1,044,868
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27),
(5-year CMT + 4.006%)(a)	180	139,579
5.75%, 09/01/40 (Call 09/01/25),
(5-year CMT + 5.468%)(a)	141	123,680
Equitable Financial Life Global Funding
0.80%, 08/12/24(b)	260	246,649
1.00%, 01/09/26(b)	20	17,791
1.10%, 11/12/24(b)	405	381,308
1.30%, 07/12/26(b)	320	279,958
1.40%, 07/07/25(b)	135	123,699
1.70%, 11/12/26(b)	330	288,605
5.45%, 03/03/28(b)	500	492,290
5.50%, 12/02/25(b)	366	362,801
F&G Annuities & Life Inc., 7.40%, 01/13/28
(Call 12/13/27)(b)	100	100,478
F&G Global Funding
0.90%, 09/20/24(b)	490	458,052
1.75%, 06/30/26(b)	415	369,587
2.30%, 04/11/27(b)	330	292,070
5.15%, 07/07/25(b)	35	34,080
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25
(Call 02/01/25)(b)	295	286,879
First American Financial Corp., 4.60%, 11/15/24	35	34,331
FWD Ltd., 5.00%, 09/24/24(d)	200	196,708
GA Global Funding Trust
0.80%, 09/13/24(b)	150	140,435
1.63%, 01/15/26(b)	275	245,919
2.25%, 01/06/27(b)	475	421,638
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26),
(5-year CMT + 3.796%)(a)(b)	255	183,766
Great-West Lifeco U.S. Finance 2020 LP, 0.90%,
08/12/25 (Call 07/12/25)(b)	226	204,130
GTCR AP Finance Inc., 8.00%, 05/15/27
(Call 08/31/23)(b)	205	203,059
Guardian Life Global Funding
0.88%, 12/10/25(b)	120	107,198
1.10%, 06/23/25(b)	102	93,301
1.25%, 11/19/27(b)	25	21,458
1.40%, 07/06/27(b)	20	17,304
3.25%, 03/29/27(b)	385	358,458
5.55%, 10/28/27(b)	515	522,205
Guoren Property & Casualty Insurance Co Ltd., 3.35%,
06/01/26 (Call 03/01/26)(d)	200	172,792
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32,
(5-year CMT + 1.850%)(a)(d)	400	358,072
High Street Funding Trust I, 4.11%, 02/15/28
(Call 11/15/27)(b)	20	18,712
Hub International Ltd., 7.00%, 05/01/26
(Call 08/11/23)(b)	595	593,792

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Jackson Financial Inc., 5.17%, 06/08/27 (Call 05/08/27)	$90	$87,758
Jackson National Life Global Funding
3.05%, 04/29/26(b)	5	4,595
3.88%, 06/11/25(b)	235	223,727
5.25%, 04/12/28(b)	150	142,650
5.50%, 01/09/26(b)	225	220,770
Legal & General Group PLC, 5.25%, 03/21/47
(Call 03/21/27), (5-year USD Swap + 3.697%)(a)(d)	600	568,740
Liberty Mutual Group Inc., 4.13%, 12/15/51
(Call 09/15/26), (5-year CMT + 3.315%)(a)(b)	175	140,502
Lincoln National Corp.
3.35%, 03/09/25	261	249,738
3.63%, 12/12/26 (Call 09/15/26)	85	79,484
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	214	207,030
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(a)	442	414,490
4.15%, 03/04/26	328	319,538
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	185	179,776
3.75%, 03/14/26 (Call 12/14/25)	20	19,419
MassMutual Global Funding II
1.20%, 07/16/26(b)	60	53,071
2.80%, 03/21/25(b)	345	330,182
2.95%, 01/11/25(b)	420	404,578
4.15%, 08/26/25(b)	228	222,209
4.50%, 04/10/26(b)	200	195,902
5.05%, 12/07/27(b)	440	438,887
5.05%, 06/14/28(b)	200	198,308
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48
(Call 04/26/28),
(5-year USD ICE Swap + 3.150%)(a)(b)	770	743,550
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	30	28,239
Met Tower Global Funding
1.25%, 09/14/26(b)	395	346,182
3.70%, 06/13/25(b)	215	207,088
5.40%, 06/20/26(b)	150	149,966
MetLife Inc., 3.00%, 03/01/25	325	313,827
Metropolitan Life Global Funding I
0.70%, 09/27/24(b)	185	174,411
0.95%, 07/02/25(b)	254	232,270
2.80%, 03/21/25(b)	330	314,866
4.05%, 08/25/25(b)	150	145,329
4.40%, 06/30/27(b)	590	572,182
5.00%, 01/06/26(b)	265	262,795
5.05%, 01/06/28(b)(c)	585	582,215
Muang Thai Life Assurance PCL, 3.55%, 01/27/37
(Call 10/27/26), (10-year CMT + 2.400%)(a)(d)	200	176,658
Mutual of Omaha Cos Global Funding, 5.80%,
07/27/26(b)	100	99,875
New York Life Global Funding
0.60%, 08/27/24(b)	410	388,295
0.85%, 01/15/26(b)	135	121,160
0.95%, 06/24/25(b)	248	228,224
1.15%, 06/09/26(b)	360	318,445
1.45%, 01/14/25(b)	225	212,193
2.00%, 01/22/25(b)	130	123,629
3.25%, 04/07/27(b)	465	437,067
3.60%, 08/05/25(b)	192	185,591
4.70%, 04/02/26(b)	415	409,065
	Par
Security	(000)	Value

Insurance (continued)
4.85%, 01/09/28(b)	$375	$372,326
4.90%, 06/13/28(b)	110	108,771
Nippon Life Insurance Co., 5.10%, 10/16/44
(Call 10/16/24), (5-year USD Swap + 3.650%)(a)(b)	1,055	1,038,658
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	166	168,508
Northwestern Mutual Global Funding
0.80%, 01/14/26(b)	45	40,240
1.75%, 01/11/27(b)	522	466,819
4.00%, 07/01/25(b)	204	198,041
4.35%, 09/15/27(b)	60	58,505
4.70%, 04/06/26(b)	330	325,228
4.90%, 06/12/28(b)	120	118,949
Old Republic International Corp., 3.88%, 08/26/26
(Call 07/26/26)	85	80,565
Pacific Life Global Funding II
1.20%, 06/24/25(b)	5	4,606
1.38%, 04/14/26(b)	275	245,726
5.50%, 07/18/28(b)	1,200	1,202,880
Phoenix Group Holdings PLC, 4.75%, 09/04/31
(Call 06/04/26), (5-year CMT + 4.276%)(a)(d)	200	182,192
Pricoa Global Funding I
0.80%, 09/01/25(b)	410	372,182
1.15%, 12/06/24(b)	185	173,911
1.20%, 09/01/26(b)	555	490,520
2.40%, 09/23/24(b)	185	177,966
4.20%, 08/28/25(b)	400	389,372
5.10%, 05/30/28(b)	150	149,871
Principal Financial Group Inc., 3.40%, 05/15/25
(Call 02/15/25)	45	43,323
Principal Life Global Funding, 1.38%, 01/10/25(b)	135	126,390
Principal Life Global Funding II
0.75%, 08/23/24(b)	45	42,498
0.88%, 01/12/26(b)	395	353,288
1.25%, 06/23/25(b)	360	329,843
1.25%, 08/16/26(b)	395	346,443
1.50%, 11/17/26(b)	455	399,194
2.25%, 11/21/24(b)	305	290,433
3.00%, 04/18/26(b)	405	377,517
5.50%, 06/28/28(b)	300	297,897
Progressive Corp. (The)
2.45%, 01/15/27	5	4,606
2.50%, 03/15/27 (Call 02/15/27)	305	280,710
Protective Life Global Funding
1.17%, 07/15/25(b)	300	273,510
1.30%, 09/20/26(b)	270	236,647
1.62%, 04/15/26(b)	260	233,171
3.22%, 03/28/25(b)	350	334,551
4.71%, 07/06/27(b)	260	253,573
5.21%, 04/14/26(b)	245	240,673
5.37%, 01/06/26(b)	365	363,839
Prudential Financial Inc., 5.38%, 05/15/45
(Call 05/15/25), (3-mo. LIBOR US + 3.031%)(a)	390	385,574
Prudential Insurance Co. of America (The), 8.30%,
07/01/25(b)	275	285,076
QBE Insurance Group Ltd.
5.25%, (Call 05/16/25), (5-year CMT + 3.047%)(a)(d)(e)	200	186,260
5.88%, (Call 05/12/25),
(5-year CMT + 5.513%)(a)(b)(c)(e)	200	192,288
Reinsurance Group of America Inc., 3.95%, 09/15/26
(Call 06/15/26)	5	4,735

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	$450	$392,063
2.50%, 10/30/24(b)	155	147,197
2.75%, 05/07/25(b)	25	23,449
2.75%, 01/21/27(b)	100	90,119
RGA Global Funding, 2.00%, 11/30/26(b)	15	13,337
Sagicor Financial Co. Ltd., 5.30%, 05/13/28
(Call 05/13/24)(b)	200	190,396
Sammons Financial Group Inc., 4.45%, 05/12/27
(Call 02/12/27)(b)	50	46,467
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(b)	247	221,151
Sirius International Group Ltd., 4.60%, 11/01/26
(Call 08/01/26)(b)	75	63,896
Sumitomo Life Insurance Co., 4.00%, 09/14/77
(Call 09/14/27), (3-mo. LIBOR US + 2.993%)(a)(b)	580	537,469
Swiss Re Finance Luxembourg SA, 4.25%,
(Call 09/04/24), (5-year CMT + 2.864%)(a)(d)(e)	400	367,100
Teachers Insurance & Annuity Association of America,
4.38%, 09/15/54 (Call 09/15/24),
(3-mo. LIBOR US + 2.661%)(a)(b)	270	262,923
Tongyang Life Insurance Co. Ltd., 5.25%,
(Call 09/22/25), (5-year CMT + 4.981%)(a)(d)(e)	200	176,758
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	160	154,454
USI Inc./NY, 6.88%, 05/01/25 (Call 08/31/23)(b)	217	216,681
Vigorous Champion International Ltd., 2.75%,
06/02/25(d)	400	374,864
Willis North America Inc., 4.65%, 06/15/27
(Call 05/15/27)	567	549,945
Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd.,
4.25%, 10/01/45 (Call 10/01/25),
(3-mo. LIBOR US + 3.177%)(a)(d)	400	372,088
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(d)	200	177,514
3.50%, 03/08/26 (Call 12/08/25)(d)	200	172,248
		53,479,009
Internet — 0.6%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%,
05/01/28 (Call 05/01/24)(b)	120	95,107
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	990	923,799
3.60%, 11/28/24 (Call 08/28/24)	1,095	1,065,227
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	686	630,791
0.80%, 08/15/27 (Call 06/15/27)	110	95,864
2.00%, 08/15/26 (Call 05/15/26)	120	111,128
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	134	124,400
1.00%, 05/12/26 (Call 04/12/26)	1,041	939,992
1.20%, 06/03/27 (Call 04/03/27)	495	436,060
1.65%, 05/12/28 (Call 03/12/28)	10	8,753
2.80%, 08/22/24 (Call 06/22/24)	571	555,794
3.00%, 04/13/25	776	750,920
3.15%, 08/22/27 (Call 05/22/27)	1,290	1,217,360
3.30%, 04/13/27 (Call 03/13/27)	848	808,551
3.80%, 12/05/24 (Call 09/05/24)	460	452,290
4.55%, 12/01/27 (Call 11/01/27)	865	864,403
4.60%, 12/01/25	500	497,570
4.70%, 11/29/24	180	178,942
5.20%, 12/03/25 (Call 09/03/25)	365	366,756
Arches Buyer Inc., 4.25%, 06/01/28 (Call 12/01/23)(b)	350	304,563
	Par
Security	(000)	Value

Internet (continued)
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	$200	$176,500
1.72%, 04/09/26 (Call 03/09/26)	215	194,280
3.08%, 04/07/25 (Call 03/07/25)(c)	340	325,645
3.63%, 07/06/27	40	37,642
4.13%, 06/30/25	240	232,774
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	10	9,651
3.65%, 03/15/25 (Call 12/15/24)	405	395,090
Cablevision Lightpath LLC, 3.88%, 09/15/27
(Call 09/15/23)(b)	165	137,564
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	195	180,991
7.00%, 06/15/27 (Call 06/15/24)(b)	170	164,536
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	492	445,098
1.90%, 03/11/25 (Call 02/11/25)	550	520,712
3.45%, 08/01/24 (Call 05/01/24)	171	167,392
3.60%, 06/05/27 (Call 03/05/27)	89	84,480
EquipmentShare.com Inc., 9.00%, 05/15/28	60	59,524
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	390	366,615
4.63%, 08/01/27 (Call 05/01/27)	224	217,856
5.00%, 02/15/26 (Call 11/15/25)	165	163,718
6.25%, 05/01/25 (Call 02/01/25)(b)	516	519,581
Gen Digital Inc., 5.00%, 04/15/25 (Call 08/11/23)(b)	390	384,528
Getty Images Inc., 9.75%, 03/01/27 (Call 08/16/23)(b)	130	129,458
Go Daddy Operating Co. LLC/GD Finance Co. Inc.,
5.25%, 12/01/27 (Call 08/31/23)(b)	225	216,013
GrubHub Holdings Inc., 5.50%, 07/01/27
(Call 08/11/23)(b)	180	126,311
JD.com Inc., 3.88%, 04/29/26	245	233,987
Match Group Holdings II LLC
4.63%, 06/01/28 (Call 08/31/23)(b)	68	62,971
5.00%, 12/15/27 (Call 08/31/23)(b)	175	165,790
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(d)	400	367,704
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	1,255	1,198,588
4.60%, 05/15/28	265	264,128
Millennium Escrow Corp., 6.63%, 08/01/26
(Call 08/31/23)(b)	275	205,158
NAVER Corp., 1.50%, 03/29/26(d)	400	360,024
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	210	203,076
4.38%, 11/15/26	420	410,798
4.88%, 04/15/28	750	741,330
5.88%, 02/15/25	330	331,194
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.
4.75%, 04/30/27 (Call 10/15/23)(b)	120	105,156
6.00%, 02/15/28 (Call 02/15/24)(b)	50	39,826
10.75%, 06/01/28 (Call 08/31/23)(b)	75	69,169
NortonLifeLock Inc., 6.75%, 09/30/27 (Call 09/30/24)(b)	320	321,085
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(d)	400	363,032
4.85%, 07/06/27 (Call 04/06/27)(d)	200	191,122
Rakuten Group Inc.
5.13%, (Call 04/22/26),
(5-year CMT + 4.578%)(a)(b)(c)(e)	260	179,938
10.25%, 11/30/24(b)	285	284,852

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet (continued)
Shutterfly Finance LLC, 8.50%, 10/01/27 (Call 06/09/25),
(4.25% PIK)(b)(f)	$202	$131,168
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(d)	600	549,864
3.58%, 04/11/26 (Call 02/11/26)(c)(d)	200	190,688
3.60%, 01/19/28 (Call 10/19/27)(c)(d)	600	559,134
3.80%, 02/11/25(c)(d)	400	389,420
Tencent Music Entertainment Group, 1.38%, 09/03/25
(Call 08/03/25)	235	214,299
TripAdvisor Inc., 7.00%, 07/15/25 (Call 08/11/23)(b)	195	195,357
Uber Technologies Inc.
6.25%, 01/15/28 (Call 09/15/23)(b)	200	199,508
7.50%, 05/15/25 (Call 08/31/23)(b)	344	348,806
7.50%, 09/15/27 (Call 08/31/23)(b)	425	433,793
8.00%, 11/01/26 (Call 08/31/23)(b)	530	540,467
VeriSign Inc.
4.75%, 07/15/27 (Call 08/31/23)	65	64,306
5.25%, 04/01/25 (Call 01/01/25)	360	357,347
		25,957,314
Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(d)	200	199,106
Allegheny Ludlum LLC, 6.95%, 12/15/25	55	55,692
Allegheny Technologies Inc., 5.88%, 12/01/27
(Call 08/31/23)	150	146,395
ArcelorMittal SA
4.55%, 03/11/26	307	300,538
6.55%, 11/29/27 (Call 10/29/27)	497	514,142
Baffinland Iron Mines Corp./Baffinland Iron Mines LP,
8.75%, 07/15/26 (Call 08/31/23)(b)	210	204,914
Carpenter Technology Corp., 6.38%, 07/15/28
(Call 08/31/23)	125	123,334
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 08/31/23)	220	215,730
6.75%, 03/15/26 (Call 08/31/23)(b)	305	306,952
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(d)	400	379,964
Gerdau Trade Inc., 4.88%, 10/24/27(d)	200	195,268
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24
(Call 09/01/23)(b)	139	135,517
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	250	250,755
8.13%, 05/01/27 (Call 09/01/23)(b)	265	265,413
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	286	269,063
3.95%, 05/23/25	300	292,572
3.95%, 05/01/28 (Call 02/01/28)	20	19,092
4.30%, 05/23/27 (Call 04/23/27)	330	321,555
Periama Holdings LLC/DE, 5.95%, 04/19/26(d)	400	384,204
POSCO
2.50%, 01/17/25(d)	200	190,902
4.38%, 08/04/25(d)	400	389,588
4.50%, 08/04/27(d)	204	197,723
5.75%, 01/17/28(d)	385	389,693
Reliance Steel & Aluminum Co., 1.30%, 08/15/25
(Call 07/15/25)	277	254,580
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	200	187,802
2.80%, 12/15/24 (Call 11/15/24)	310	297,299
5.00%, 12/15/26 (Call 08/31/23)	10	9,832
Tacora Resources Inc., 8.25%, 05/15/26
(Call 08/31/23)(b)	90	67,844
	Par
Security	(000)	Value

Iron & Steel (continued)
Usiminas International Sarl, 5.88%, 07/18/26
(Call 08/30/23)(d)	$200	$194,988
		6,760,457
Leisure Time — 0.2%
Brunswick Corp., 0.85%, 08/18/24 (Call 08/16/23)	366	347,319
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(b)	1,225	1,132,831
6.65%, 01/15/28	75	69,261
7.63%, 03/01/26 (Call 03/01/24)(b)(c)	490	483,160
9.88%, 08/01/27 (Call 02/01/24)(b)	320	333,904
10.50%, 02/01/26 (Call 08/31/23)(b)	295	310,847
Carnival PLC, 7.88%, 06/01/27	100	102,310
Constellation Merger Sub Inc., 8.50%, 09/15/25
(Call 08/31/23)(b)	155	129,276
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(b)	90	82,029
3.35%, 06/08/25 (Call 05/08/25)(b)	387	367,770
Series 144A, 6.50%, 03/10/28 (Call 02/10/28)(b)	100	101,048
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	5	4,828
King Power Capital Ltd., 5.63%, 11/03/24(d)	200	199,556
Life Time Inc.
5.75%, 01/15/26 (Call 08/31/23)(b)	327	320,584
8.00%, 04/15/26 (Call 08/31/23)(b)(c)	182	182,091
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28(c)	100	103,099
Lindblad Expeditions LLC, 6.75%, 02/15/27
(Call 02/15/24)(b)	145	140,190
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 08/11/23)(b)	225	216,025
5.88%, 03/15/26 (Call 12/15/25)(b)	507	480,129
5.88%, 02/15/27 (Call 02/15/24)(b)	355	345,639
8.38%, 02/01/28 (Call 02/01/25)(b)	220	229,491
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)	190	172,898
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	50	43,621
4.25%, 07/01/26 (Call 01/01/26)(b)	245	227,877
5.38%, 07/15/27 (Call 10/15/26)(b)	355	337,580
5.50%, 08/31/26 (Call 02/28/26)(b)	355	340,889
5.50%, 04/01/28 (Call 10/01/27)(b)	525	494,844
7.50%, 10/15/27	130	132,392
11.50%, 06/01/25 (Call 08/11/23)(b)	272	288,290
11.63%, 08/15/27 (Call 08/15/24)(b)	445	485,669
Sunny Express Enterprises Corp.
2.63%, 04/23/25(d)	200	189,964
2.95%, 03/01/27(d)	400	373,804
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 08/31/23)(b)	300	280,338
6.25%, 05/15/25 (Call 08/31/23)(b)	93	91,401
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 08/31/23)(b)	245	227,718
		9,368,672
Lodging — 0.3%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 08/11/23)	355	334,854
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(d)	400	309,064
5.95%, 10/19/25 (Call 10/19/23)(d)	200	169,148
Full House Resorts Inc., 8.25%, 02/15/28
(Call 02/15/24)(b)(c)	140	129,776
Genting New York LLC, 3.30%, 02/15/26
(Call 01/15/26)(b)	230	206,002
Gohl Capital Ltd., 4.25%, 01/24/27(d)	800	752,888

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Lodging (continued)
Hilton Domestic Operating Co. Inc.
5.38%, 05/01/25 (Call 08/11/23)(b)	$205	$203,395
5.75%, 05/01/28 (Call 08/31/23)(b)	150	147,802
Hilton Worldwide Finance LLC/Hilton Worldwide Finance
Corp., 4.88%, 04/01/27 (Call 08/16/23)	215	207,696
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 08/16/23)	185	177,038
4.85%, 03/15/26 (Call 12/15/25)	207	204,429
5.38%, 04/23/25 (Call 03/23/25)	294	291,298
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	207	195,315
3.50%, 08/18/26 (Call 06/18/26)	355	332,078
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	131	127,183
3.75%, 10/01/25 (Call 07/01/25)	102	98,440
5.00%, 10/15/27 (Call 09/15/27)	1,210	1,203,176
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	451	453,575
Series R, 3.13%, 06/15/26 (Call 03/15/26)	50	47,101
Marriott Ownership Resorts Inc., 4.75%, 01/15/28
(Call 08/31/23)	20	18,147
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/30/23)(d)	355	339,660
5.25%, 04/26/26 (Call 08/30/23)(d)	200	188,150
5.63%, 07/17/27 (Call 08/30/23)(d)	225	204,853
5.75%, 07/21/28 (Call 08/31/23)(b)	200	178,824
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(b)	260	239,473
5.25%, 06/18/25 (Call 08/11/23)(b)	200	193,336
5.88%, 05/15/26 (Call 08/11/23)(b)(c)	310	300,774
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	150	142,223
5.50%, 04/15/27 (Call 01/15/27)	250	240,987
5.75%, 06/15/25 (Call 03/15/25)	255	251,897
6.75%, 05/01/25 (Call 08/31/23)	270	271,091
Minor International PCL, 2.70%, (Call 04/19/26),
(5-year CMT + 7.918%)(a)(d)(e)	200	182,152
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)	250	220,320
4.30%, 01/08/26 (Call 12/08/25)	320	303,507
5.63%, 08/08/25 (Call 06/08/25)	636	627,128
Station Casinos LLC, 4.50%, 02/15/28 (Call 08/31/23)(b)	260	235,973
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(b)	150	142,930
Studio City Finance Ltd.
6.00%, 07/15/25 (Call 08/31/23)(b)	210	198,920
6.50%, 01/15/28 (Call 08/31/23)(b)	180	153,029
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse
HSP Gaming Finance Corp., 5.88%, 05/15/25
(Call 08/31/23)(b)	120	115,638
Travel + Leisure Co.
6.00%, 04/01/27 (Call 01/01/27)	170	166,459
6.60%, 10/01/25 (Call 07/01/25)	133	133,608
6.63%, 07/31/26 (Call 04/30/26)(b)	230	228,942
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(b)	318	301,772
5.50%, 03/01/25 (Call 12/01/24)(b)	637	624,356
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 08/11/23)(b)	210	205,113
5.50%, 01/15/26 (Call 08/31/23)(b)	355	335,209
5.50%, 10/01/27 (Call 08/31/23)(b)	270	245,063
		12,579,792
	Par
Security	(000)	Value

Machinery — 0.4%
BWX Technologies Inc., 4.13%, 06/30/28
(Call 08/31/23)(b)	$175	$160,342
Caterpillar Financial Services Corp.
0.80%, 11/13/25	509	463,251
0.90%, 03/02/26	10	9,029
1.15%, 09/14/26	245	218,748
1.45%, 05/15/25	262	245,397
1.70%, 01/08/27	315	285,916
2.15%, 11/08/24	632	607,750
2.40%, 08/09/26	10	9,327
3.25%, 12/01/24	105	102,335
3.40%, 05/13/25	60	58,245
3.60%, 08/12/27	620	597,017
3.65%, 08/12/25	440	427,728
4.35%, 05/15/26	490	483,914
4.80%, 01/06/26	475	474,098
4.90%, 01/17/25	685	683,664
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	340	304,599
1.88%, 01/15/26 (Call 12/15/25)	145	132,974
3.95%, 05/23/25	214	207,863
4.55%, 04/10/28 (Call 03/10/28)	605	586,778
5.45%, 10/14/25	336	335,442
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	20	18,910
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	232	223,008
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	55	52,336
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 08/11/23),
(13.75% PIK)(b)(f)	170	159,207
John Deere Capital Corp.
0.63%, 09/10/24	220	208,661
0.70%, 01/15/26	791	715,032
1.05%, 06/17/26	585	526,640
1.25%, 01/10/25	447	422,710
1.30%, 10/13/26	310	277,447
1.70%, 01/11/27	15	13,537
1.75%, 03/09/27	5	4,500
2.05%, 01/09/25	483	462,308
2.13%, 03/07/25	275	262,452
2.35%, 03/08/27	455	417,899
3.40%, 06/06/25	255	247,113
3.45%, 03/13/25	332	323,415
4.05%, 09/08/25	305	298,522
4.15%, 09/15/27	385	376,318
4.55%, 10/11/24	155	153,945
4.75%, 06/08/26	200	199,432
4.75%, 01/20/28	465	463,838
4.80%, 01/09/26	275	274,156
4.95%, 06/06/25	115	114,987
4.95%, 07/14/28	130	130,850
JPW Industries Holding Corp., 9.00%, 10/01/24
(Call 08/31/23)(b)(c)	80	74,398
Manitowoc Co. Inc. (The), 9.00%, 04/01/26
(Call 08/16/23)(b)(c)	110	110,022
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	794	751,219
2.29%, 04/05/27 (Call 02/05/27)	55	50,179
Rockwell Automation Inc., 2.88%, 03/01/25
(Call 12/01/24)	102	98,372
Shanghai Electric Group Global Investment Ltd.
2.30%, 02/21/25 (Call 11/21/24)(d)	200	187,016

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
2.65%, 11/21/24 (Call 08/21/24)(d)	$200	$190,072
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%,
04/15/26 (Call 09/01/23)(b)	240	223,675
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(Call 08/31/23)(b)	200	186,468
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27
(Call 08/31/23)(b)	555	519,108
Weir Group PLC (The), 2.20%, 05/13/26
(Call 04/13/26)(b)	295	265,701
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	331	314,986
3.45%, 11/15/26 (Call 08/15/26)	556	523,724
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	10	9,434
		16,246,014
Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	343	325,620
2.25%, 09/19/26 (Call 06/19/26)(c)	42	38,563
2.65%, 04/15/25 (Call 03/15/25)	413	394,432
2.88%, 10/15/27 (Call 07/15/27)(c)	330	304,649
3.00%, 08/07/25	127	121,329
Amsted Industries Inc., 5.63%, 07/01/27
(Call 08/31/23)(b)	155	150,702
Calderys Financing LLC, 11.25%, 06/01/28
(Call 06/01/25)(b)	200	205,762
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	239	231,832
3.75%, 12/01/27 (Call 09/01/27)	200	189,422
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	50	46,796
4.35%, 05/18/28 (Call 04/18/28)	95	93,091
EnPro Industries Inc., 5.75%, 10/15/26 (Call 08/31/23)	150	146,729
FXI Holdings Inc.
12.25%, 11/15/26	178	165,755
12.25%, 11/15/26 (Call 08/31/23)(b)(c)	265	246,487
Gates Global LLC/Gates Corp., 6.25%, 01/15/26
(Call 08/31/23)(b)(c)	220	218,649
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	335	317,945
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	145	142,567
5.75%, 06/15/25 (Call 08/11/23)	170	168,822
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	119	111,755
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	5	4,708
3.30%, 11/21/24 (Call 08/21/24)	171	165,499
4.25%, 09/15/27 (Call 08/15/27)	560	545,166
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	890	807,221
2.35%, 10/15/26(b)	545	502,512
3.25%, 05/27/25(b)	835	807,796
3.40%, 03/16/27(b)	500	475,060
6.13%, 08/17/26(b)	665	686,672
Sunny Optical Technology Group Co. Ltd., 5.95%,
07/17/26(d)	200	199,916
Teledyne Technologies Inc., 1.60%, 04/01/26
(Call 03/01/26)	150	136,883
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	50	47,061
3.88%, 03/01/25 (Call 12/01/24)	208	201,924
	Par
Security	(000)	Value

Manufacturing (continued)
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	$150	$146,861
7.75%, 07/15/28 (Call 07/15/25)(b)	130	132,599
		8,480,785
Media — 0.8%
Altice Financing SA, 5.00%, 01/15/28 (Call 08/31/23)(b)	425	328,631
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/31/23)	280	247,808
Audacy Capital Corp., 6.50%, 05/01/27
(Call 08/16/23)(b)	190	3,754
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26
(Call 08/31/23)(b)	105	68,673
Belo Corp.
7.25%, 09/15/27	90	88,308
7.75%, 06/01/27	88	87,285
Block Communications Inc., 4.88%, 03/01/28
(Call 08/31/23)(b)	20	16,800
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/16/23)(b)	885	818,147
5.13%, 05/01/27 (Call 08/31/23)(b)	1,130	1,060,110
5.50%, 05/01/26 (Call 08/31/23)(b)	303	295,676
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	405	370,705
4.20%, 03/15/28 (Call 12/15/27)	487	455,890
4.91%, 07/23/25 (Call 04/23/25)	1,912	1,882,077
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	664	611,464
3.15%, 03/01/26 (Call 12/01/25)	913	873,695
3.15%, 02/15/28 (Call 11/15/27)	945	881,751
3.30%, 02/01/27 (Call 11/01/26)	606	575,476
3.30%, 04/01/27 (Call 02/01/27)	235	222,545
3.38%, 08/15/25 (Call 05/15/25)	730	705,976
3.95%, 10/15/25 (Call 08/15/25)	1,217	1,188,522
5.25%, 11/07/25	195	196,059
5.35%, 11/15/27 (Call 10/15/27)	562	571,841
Cox Communications Inc.
3.15%, 08/15/24 (Call 06/15/24)(b)	513	499,010
3.35%, 09/15/26 (Call 06/15/26)(b)	590	553,054
3.50%, 08/15/27 (Call 05/15/27)(b)	52	48,346
3.85%, 02/01/25 (Call 11/01/24)(b)	189	183,311
CSC Holdings LLC
5.38%, 02/01/28 (Call 08/31/23)(b)	355	296,329
5.50%, 04/15/27 (Call 08/31/23)(b)	465	398,500
7.50%, 04/01/28 (Call 08/11/23)(b)(c)	370	229,108
11.25%, 05/15/28 (Call 05/15/25)(b)	355	351,006
Cumulus Media New Holdings Inc., 6.75%, 07/01/26
(Call 08/31/23)(b)(c)	135	101,608
Directv Financing LLC/Directv Financing Co-Obligor Inc.,
5.88%, 08/15/27 (Call 08/31/23)(b)	1,290	1,164,444
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	169	162,289
3.90%, 11/15/24 (Call 08/15/24)	277	269,394
3.95%, 06/15/25 (Call 03/15/25)	207	199,927
3.95%, 03/20/28 (Call 12/20/27)	390	364,007
4.90%, 03/11/26 (Call 12/11/25)	215	211,831
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(b)	955	782,947
5.88%, 11/15/24	710	647,875
7.38%, 07/01/28 (Call 08/11/23)	250	140,515
7.75%, 07/01/26	680	439,851

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
DISH Network Corp., 11.75%, 11/15/27
(Call 05/15/25)(b)	$1,195	$1,202,875
FactSet Research Systems Inc., 2.90%, 03/01/27
(Call 02/01/27)	240	221,736
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	319	307,475
Gannett Holdings LLC, 6.00%, 11/01/26
(Call 11/01/23)(b)	126	108,371
Gray Television Inc.
5.88%, 07/15/26 (Call 08/31/23)(b)	270	243,475
7.00%, 05/15/27 (Call 08/11/23)(b)(c)	265	229,297
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 08/31/23)(b)	180	138,330
5.25%, 08/15/27 (Call 08/16/23)(b)	265	208,637
6.38%, 05/01/26 (Call 08/16/23)	280	242,360
8.38%, 05/01/27 (Call 08/16/23)	370	252,980
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27
(Call 08/31/23)(b)	410	385,043
Midcontinent Communications/Midcontinent Finance
Corp., 5.38%, 08/15/27 (Call 08/16/23)(b)	130	123,274
Nexstar Media Inc., 5.63%, 07/15/27 (Call 08/11/23)(b)	610	574,327
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	92	82,518
3.38%, 02/15/28 (Call 11/15/27)	355	315,815
4.00%, 01/15/26 (Call 10/15/25)	397	381,053
4.75%, 05/15/25 (Call 04/15/25)	348	341,635
6.25%, 02/28/57 (Call 02/28/27),
(3-mo. LIBOR US + 3.899%)(a)	220	172,194
6.38%, 03/30/62 (Call 03/30/27),
(5-year CMT + 3.999%)(a)	345	284,518
Radiate Holdco LLC/Radiate Finance Inc., 4.50%,
09/15/26 (Call 09/15/23)(b)	320	259,952
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 08/31/23)(b)	150	125,304
Sinclair Television Group Inc., 5.13%, 02/15/27
(Call 08/16/23)(b)	100	83,892
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	353	317,564
4.00%, 07/15/28 (Call 07/15/24)(b)	247	214,957
5.00%, 08/01/27 (Call 08/31/23)(b)	530	492,423
Spanish Broadcasting System Inc., 9.75%, 03/01/26
(Call 09/01/23)(b)	115	79,596
TCI Communications Inc., 7.88%, 02/15/26	35	37,191
TEGNA Inc., 4.75%, 03/15/26 (Call 08/31/23)(b)	235	225,506
Telenet Finance Luxembourg Notes Sarl, 5.50%,
03/01/28 (Call 08/11/23)(b)	400	367,996
Townsquare Media Inc., 6.88%, 02/01/26
(Call 08/31/23)(b)	190	183,166
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	455	417,695
2.95%, 06/15/27(c)	170	160,011
3.00%, 02/13/26	180	171,716
3.15%, 09/17/25	127	121,872
Univision Communications Inc.
5.13%, 02/15/25 (Call 08/11/23)(b)	525	516,831
6.63%, 06/01/27 (Call 08/11/23)(b)	530	515,589
8.00%, 08/15/28 (Call 08/15/25)(b)	40	40,299
UPC Holding BV, 5.50%, 01/15/28 (Call 08/11/23)(b)	170	152,170
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	285	252,102
Videotron Ltd., 5.13%, 04/15/27 (Call 08/31/23)(b)	225	217,748
Virgin Media Vendor Financing Notes IV DAC, 5.00%,
07/15/28 (Call 08/31/23)(b)	200	175,756
	Par
Security	(000)	Value

Media (continued)
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	$806	$775,235
1.75%, 01/13/26	792	732,339
2.20%, 01/13/28	490	442,524
3.35%, 03/24/25	293	284,298
3.38%, 11/15/26 (Call 08/15/26)	65	61,799
3.70%, 09/15/24 (Call 06/15/24)	439	430,606
3.70%, 10/15/25 (Call 07/15/25)	15	14,557
3.70%, 03/23/27	365	352,627
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 08/31/23)(b)	225	209,273
		32,843,052
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27
(Call 08/16/23)(b)	140	134,044
Huayi Finance I Ltd., 3.00%, 10/30/24(d)	200	191,080
Park-Ohio Industries Inc., 6.63%, 04/15/27
(Call 08/31/23)	130	114,691
Precision Castparts Corp., 3.25%, 06/15/25
(Call 03/15/25)	273	264,078
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	25	24,432
		728,325
Mining — 0.3%
Anglo American Capital PLC
3.63%, 09/11/24(b)	115	112,256
4.50%, 03/15/28 (Call 12/15/27)(b)	500	479,115
4.75%, 04/10/27(b)	200	195,056
4.88%, 05/14/25(b)	235	231,444
Arconic Corp.
6.00%, 05/15/25 (Call 08/10/23)(b)	283	286,965
6.13%, 02/15/28 (Call 08/10/23)(b)	100	102,641
Azul Secured Finance LLP
10.88%, 05/28/30(b)	200	166,540
11.93%, 08/28/28	200	201,528
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	280	279,031
4.88%, 02/27/26	280	278,863
6.42%, 03/01/26	20	20,577
Chalco Hong Kong Investment Co. Ltd., 2.10%, 07/28/26
(Call 06/28/26)(d)	300	271,818
Chinalco Capital Holding Co., 2.95%, 02/24/27
(Call 01/24/27)(d)	200	185,864
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26 (Call 05/03/26)(d)	400	364,972
4.10%, (Call 09/11/24), (5-year CMT + 5.788%)(a)(d)(e)	200	195,518
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26
(Call 08/30/23)(d)	200	174,830
Compass Minerals International Inc., 6.75%, 12/01/27
(Call 08/11/23)(b)	215	210,184
Constellium SE, 5.88%, 02/15/26 (Call 08/31/23)(b)	150	148,208
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27
(Call 05/01/27)(d)	600	565,986
Endeavour Mining PLC, 5.00%, 10/14/26(d)	200	181,640
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%,
12/31/25(b)	200	203,117
First Quantum Minerals Ltd.
6.88%, 03/01/26(d)	400	393,100
6.88%, 10/15/27 (Call 10/15/23)(d)	600	589,800
7.50%, 04/01/25 (Call 08/10/23)(d)	332	331,216

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mining (continued)
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27
(Call 06/15/27)(b)	$220	$205,678
Freeport Indonesia PT, 4.76%, 04/14/27
(Call 03/14/27)(d)	200	194,248
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 08/31/23)	20	18,885
4.55%, 11/14/24 (Call 08/14/24)	495	486,342
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	605	559,081
1.63%, 04/27/26 (Call 03/27/26)(b)	190	172,005
3.88%, 10/27/27 (Call 07/27/27)(b)	10	9,446
4.00%, 04/16/25(b)	23	22,388
4.00%, 03/27/27 (Call 12/27/26)(b)	400	382,720
5.40%, 05/08/28 (Call 04/08/28)(b)	945	940,256
Hecla Mining Co., 7.25%, 02/15/28 (Call 08/16/23)	165	163,434
Hudbay Minerals Inc., 4.50%, 04/01/26
(Call 08/10/23)(d)	300	285,042
Indonesia Asahan Aluminium Persero PT, 4.75%,
05/15/25 (Call 04/15/25)(d)	200	196,016
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26
(Call 08/16/23)(b)	110	108,921
Kaiser Aluminum Corp., 4.63%, 03/01/28
(Call 08/31/23)(b)	200	179,376
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	60	57,587
Minmetals Bounteous Finance BVI Ltd.
3.38%, (Call 09/03/24), (5-year CMT + 5.209%)(a)(d)(e)	300	291,132
4.20%, 07/27/26(d)	200	192,068
4.75%, 07/30/25(d)	400	392,792
New Gold Inc., 7.50%, 07/15/27 (Call 08/31/23)(b)	144	137,586
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%,
09/29/27 (Call 06/29/27)(b)	10	9,058
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(d)	400	376,724
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(b)	285	259,056
Perenti Finance Pty Ltd., 6.50%, 10/07/25
(Call 09/01/23)(b)(c)	200	196,664
SDG Finance Ltd., 2.80%, 08/25/26 (Call 05/25/26)(d)	400	362,104
Southern Copper Corp., 3.88%, 04/23/25	400	387,708
Stillwater Mining Co., 4.00%, 11/16/26 (Call 11/16/23)(d)	200	179,806
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 08/31/23)(b)(c)	140	129,807
Vedanta Resources Finance II PLC, 8.95%, 03/11/25
(Call 09/11/24)(d)	800	527,256
Vedanta Resources Ltd., 6.13%, 08/09/24
(Call 08/30/23)(d)	400	263,448
		13,856,903
Multi-National — 0.4%
African Development Bank, 4.38%, 03/14/28	15	15,010
Arab Petroleum Investments Corp., 1.46%, 06/30/25(d)	200	184,840
Asian Development Bank
3.75%, 04/25/28	2,010	1,960,594
4.25%, 01/09/26	150	148,379
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	110	106,890
4.00%, 01/18/28	1,020	999,345
Corp. Andina de Fomento
1.63%, 09/23/25	72	66,388
2.25%, 02/08/27	175	157,549
European Investment Bank, 3.88%, 03/15/28	3,380	3,318,788
Inter-American Development Bank, 4.00%, 01/12/28	3,475	3,428,748
Inter-American Investment Corp., 2.63%, 04/22/25	310	296,661
	Par
Security	(000)	Value

Multi-National (continued)
International Bank for Reconstruction & Development
0.60%, 02/18/26	$10	$8,925
2.75%, 02/08/25	20	19,203
3.50%, 07/12/28	2,500	2,410,525
International Development Association, 0.88%,
04/28/26(b)	10	9,008
International Finance Facility for Immunisation Co.,
1.00%, 04/21/26(d)	20	18,051
Isdb Trust Services No. 2 Sarl, 4.60%, 03/14/28	2,300	2,296,320
New Development Bank (The)
0.63%, 09/29/25(d)	500	448,100
1.13%, 04/27/26(d)	500	442,985
		16,336,309
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	371	335,944
4.13%, 05/01/25 (Call 08/31/23)	287	278,594
5.50%, 12/01/24 (Call 06/01/24)	397	394,360
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(b)(c)	140	106,498
Xerox Holdings Corp., 5.00%, 08/15/25
(Call 07/15/25)(b)	270	259,140
		1,374,536
Oil & Gas — 1.5%
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 02/15/26 (Call 08/31/23)(b)	280	278,821
AKER BP ASA, 5.60%, 06/13/28(b)	150	149,580
Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 7.00%, 11/01/26 (Call 08/31/23)(b)	235	229,903
Athabasca Oil Corp., 9.75%, 11/01/26
(Call 11/01/24)(b)(c)	68	70,345
Baytex Energy Corp., 8.75%, 04/01/27 (Call 08/31/23)(b)	190	194,970
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(Call 08/31/23)(b)	145	138,173
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(d)	200	193,726
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	325	306,195
3.12%, 05/04/26 (Call 02/04/26)	287	273,637
3.41%, 02/11/26 (Call 12/11/25)	482	465,144
3.54%, 04/06/27 (Call 02/06/27)	210	200,920
3.59%, 04/14/27 (Call 01/14/27)	230	220,480
3.80%, 09/21/25 (Call 07/21/25)	392	381,808
BP Capital Markets PLC, 3.28%, 09/19/27
(Call 06/19/27)	570	538,262
BPRL International Singapore Pte Ltd., 4.38%,
01/18/27(d)	200	191,176
California Resources Corp., 7.13%, 02/01/26
(Call 08/31/23)(b)	225	226,764
Callon Petroleum Co.
6.38%, 07/01/26 (Call 08/31/23)	140	137,381
8.25%, 07/15/25 (Call 08/02/23)	70	70,000
Calumet Specialty Products Partners LP/Calumet
Finance Corp.
8.13%, 01/15/27 (Call 01/15/24)(b)	120	115,327
9.75%, 07/15/28	125	125,058
11.00%, 04/15/25 (Call 08/31/23)(b)(c)	103	106,166
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	446	417,755
3.85%, 06/01/27 (Call 03/01/27)	737	698,477
3.90%, 02/01/25 (Call 11/01/24)	192	186,271

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)	$480	$460,781
Centennial Resource Production LLC, 6.88%, 04/01/27
(Call 08/31/23)(b)	150	148,985
Chesapeake Energy Corp., 5.50%, 02/01/26
(Call 08/31/23)(b)	195	191,513
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	1,374	1,291,752
2.00%, 05/11/27 (Call 03/11/27)	380	345,386
2.95%, 05/16/26 (Call 02/16/26)	240	229,183
3.33%, 11/17/25 (Call 08/17/25)	320	309,814
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	694	636,363
1.02%, 08/12/27 (Call 06/12/27)	135	117,667
3.90%, 11/15/24 (Call 08/15/24)	338	332,251
Civitas Resources Inc.
5.00%, 10/15/26 (Call 10/15/23)(b)	172	162,277
8.38%, 07/01/28 (Call 07/01/25)(b)	455	468,072
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	800	772,752
CNX Resources Corp., 7.25%, 03/14/27
(Call 08/31/23)(b)	160	159,835
ConocoPhillips Co., 2.40%, 03/07/25 (Call 08/11/23)	59	56,470
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(b)	322	288,274
4.38%, 01/15/28 (Call 10/15/27)	395	374,025
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)	22	20,936
Crescent Energy Finance LLC
7.25%, 05/01/26 (Call 08/31/23)(b)	280	275,752
9.25%, 02/15/28 (Call 02/15/25)(b)	220	223,806
CrownRock LP/CrownRock Finance Inc., 5.63%,
10/15/25 (Call 08/31/23)(b)	420	414,628
CVR Energy Inc.
5.25%, 02/15/25 (Call 08/16/23)(b)	225	219,427
5.75%, 02/15/28 (Call 08/16/23)(b)	160	145,970
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)	391	388,877
5.25%, 10/15/27 (Call 08/11/23)	75	74,124
5.85%, 12/15/25 (Call 09/15/25)	295	296,965
Diamondback Energy Inc., 3.25%, 12/01/26
(Call 10/01/26)	361	340,481
Earthstone Energy Holdings LLC, 8.00%, 04/15/27
(Call 04/15/24)(b)	190	188,904
Ecopetrol SA
4.13%, 01/16/25	415	400,529
5.38%, 06/26/26 (Call 03/26/26)	600	576,972
Empresa Nacional del Petroleo, 3.75%, 08/05/26
(Call 05/05/26)(d)	200	188,940
Encino Acquisition Partners Holdings LLC, 8.50%,
05/01/28 (Call 05/01/24)(b)	250	229,665
Endeavor Energy Resources LP/EER Finance Inc.,
5.75%, 01/30/28 (Call 08/31/23)(b)	355	346,164
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(b)	200	186,660
5.38%, 03/30/28 (Call 09/30/27)(b)	250	226,775
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.75%, 04/15/26 (Call 08/31/23)(b)	90	93,101
EnQuest PLC, 11.63%, 11/01/27 (Call 11/01/24)(b)	120	113,374
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	231	223,382
4.15%, 01/15/26 (Call 10/15/25)	40	39,330
	Par
Security	(000)	Value

Oil & Gas (continued)
EQT Corp.
3.13%, 05/15/26 (Call 08/31/23)(b)	$229	$212,207
3.90%, 10/01/27 (Call 07/01/27)	520	487,635
6.13%, 02/01/25 (Call 01/01/25)	249	249,134
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	452	418,023
2.88%, 04/06/25 (Call 03/06/25)	689	664,485
3.00%, 04/06/27 (Call 02/06/27)	50	46,819
3.25%, 11/10/24	190	184,868
7.25%, 09/23/27	15	16,307
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	237	220,294
2.71%, 03/06/25 (Call 12/06/24)	755	727,110
2.99%, 03/19/25 (Call 02/19/25)	1,180	1,139,030
3.04%, 03/01/26 (Call 12/01/25)	1,097	1,048,491
3.29%, 03/19/27 (Call 01/19/27)	376	360,351
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(d)	200	171,538
GS Caltex Corp., 4.50%, 01/05/26	200	194,406
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	215	217,761
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(b)	180	167,753
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	312	301,111
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)	388	389,882
HighPeak Energy Inc., 10.63%, 11/15/24
(Call 11/15/23)(b)	20	20,482
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(d)	200	188,214
Ithaca Energy North Sea PLC, 9.00%, 07/15/26
(Call 08/31/23)(b)	230	219,721
KazMunayGas National Co. JSC, 4.75%, 04/19/27(d)	400	382,300
Korea National Oil Corp., 2.63%, 04/14/26(d)	400	372,160
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 08/10/23)(d)	200	187,300
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 08/31/23)(c)	175	174,750
10.13%, 01/15/28 (Call 08/31/23)(c)	125	124,908
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(b)	275	269,901
6.50%, 06/30/27 (Call 12/30/26)(b)	200	193,588
Lundin Energy Finance BV, 2.00%, 07/15/26
(Call 06/15/26)(b)	300	269,244
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas
Finance Corp., 6.00%, 08/01/26 (Call 08/11/23)(b)	145	141,977
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	382	365,822
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	398	388,739
3.80%, 04/01/28 (Call 01/01/28)	415	389,975
4.70%, 05/01/25 (Call 04/01/25)	471	465,202
5.13%, 12/15/26 (Call 09/15/26)	75	74,740
Matador Resources Co.
5.88%, 09/15/26 (Call 08/16/23)	250	243,282
6.88%, 04/15/28	50	49,769
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(d)	200	188,130
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26
(Call 08/31/23)(d)	200	197,108
MEG Energy Corp., 7.13%, 02/01/27 (Call 08/31/23)(b)	170	172,351
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 08/31/23)(b)	250	233,672
10.50%, 05/15/27 (Call 08/31/23)(b)	165	160,781
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/31/23)	89	88,098
5.88%, 12/01/27 (Call 08/16/23)	215	212,480
6.38%, 07/15/28 (Call 07/15/24)	150	149,211

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	$175	$171,500
7.38%, 05/15/27 (Call 05/15/24)(b)	240	234,578
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 08/31/23)(b)	210	202,047
7.50%, 01/15/28 (Call 08/31/23)(b)	150	137,640
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%,
11/08/26(d)(h)(i)	200	76,432
Neptune Energy Bondco PLC, 6.63%, 05/15/25
(Call 08/31/23)(b)	325	323,638
Northern Oil and Gas Inc., 8.13%, 03/01/28
(Call 03/01/24)(b)	245	244,534
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 08/31/23)(b)	155	154,171
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	230	223,663
3.40%, 04/15/26 (Call 01/15/26)	95	89,060
5.50%, 12/01/25 (Call 09/01/25)(c)	185	184,267
5.55%, 03/15/26 (Call 12/15/25)	295	293,354
5.88%, 09/01/25 (Call 06/01/25)	220	220,634
8.50%, 07/15/27 (Call 01/15/27)	185	200,692
Oil and Gas Holding Co. BSCC (The), 7.50%,
10/25/27(d)	400	406,744
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	200	189,742
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(d)	600	569,760
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	345	342,637
Ovintiv Inc.
5.65%, 05/15/25	245	244,662
5.65%, 05/15/28 (Call 04/15/28)	240	238,577
Parkland Corp., 5.88%, 07/15/27 (Call 08/31/23)(b)	175	170,086
Patterson-UTI Energy Inc., 3.95%, 02/01/28
(Call 11/01/27)	200	183,632
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 08/31/23)	10	9,418
7.25%, 06/15/25 (Call 08/31/23)	230	229,887
PDC Energy Inc.
5.75%, 05/15/26 (Call 08/31/23)	290	291,934
6.13%, 09/15/24 (Call 08/14/23)	73	72,998
Permian Resources Operating LLC
5.38%, 01/15/26 (Call 08/31/23)(b)	105	100,943
7.75%, 02/15/26 (Call 02/15/24)(b)	110	111,240
Pertamina Persero PT, 1.40%, 02/09/26
(Call 01/09/26)(d)	400	361,736
Petrobras Global Finance BV
5.30%, 01/27/25	200	197,790
6.00%, 01/27/28(c)	400	397,800
7.38%, 01/17/27	200	207,780
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(b)	300	234,816
Petroleos Mexicanos
4.25%, 01/15/25(c)	200	189,804
4.50%, 01/23/26	450	401,967
5.35%, 02/12/28	500	410,735
6.49%, 01/23/27 (Call 11/23/26)	570	507,648
6.50%, 03/13/27	1,670	1,484,413
6.88%, 10/16/25 (Call 09/16/25)(c)	350	337,134
6.88%, 08/04/26	950	883,661
Petron Corp., 5.95%, (Call 04/19/26),
(5-year CMT + 7.574%)(a)(d)(e)	200	183,114
Petronas Capital Ltd., 3.50%, 03/18/25(d)	700	677,957
Petrons Energy Canada Ltd., 2.11%, 03/23/28
(Call 01/23/28)(d)	200	177,782
	Par
Security	(000)	Value

Oil & Gas (continued)
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26(d)	$200	$194,980
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	295	267,925
3.85%, 04/09/25 (Call 03/09/25)	398	387,210
Phillips 66 Co.
3.55%, 10/01/26	168	158,471
3.61%, 02/15/25	342	331,976
4.95%, 12/01/27 (Call 11/01/27)	180	179,177
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	315	285,481
5.10%, 03/29/26	455	453,658
Precision Drilling Corp., 7.13%, 01/15/26
(Call 08/16/23)(b)	150	148,695
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27
(Call 04/10/27)(d)	200	182,276
Puma International Financing SA
5.00%, 01/24/26 (Call 08/11/23)(b)	400	365,112
5.13%, 10/06/24 (Call 08/11/23)(b)	200	198,730
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(d)	600	538,746
Raizen Fuels Finance SA, 5.30%, 01/20/27(d)	200	196,190
Range Resources Corp., 4.88%, 05/15/25
(Call 02/15/25)	270	264,843
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	378	380,676
6.33%, 09/30/27(b)	183	185,900
Reliance Industries Ltd.
3.67%, 11/30/27(d)	250	235,245
4.13%, 01/28/25(d)	300	292,977
SA Global Sukuk Ltd., 1.60%, 06/17/26
(Call 05/17/26)(d)	600	544,950
Saudi Arabian Oil Co., 1.63%, 11/24/25
(Call 10/24/25)(d)	400	366,948
SEPLAT Energy PLC, 7.75%, 04/01/26
(Call 08/30/23)(d)	200	178,866
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25(d)	370	354,774
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	699	671,117
2.50%, 09/12/26	435	405,816
2.88%, 05/10/26	242	230,232
3.25%, 05/11/25	1,254	1,214,888
Sinopec Group Overseas Development 2015 Ltd.,
3.25%, 04/28/25(d)	676	650,346
Sinopec Group Overseas Development 2016 Ltd.,
2.75%, 09/29/26(d)	600	554,970
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(d)	800	729,616
2.15%, 05/13/25 (Call 04/13/25)(d)	400	377,104
2.50%, 08/08/24(d)	200	193,716
2.50%, 11/12/24(d)	200	192,192
4.13%, 09/12/25(d)	200	194,140
SM Energy Co.
5.63%, 06/01/25 (Call 08/31/23)	150	147,297
6.50%, 07/15/28 (Call 07/15/24)	125	122,204
6.63%, 01/15/27 (Call 08/31/23)	160	158,246
6.75%, 09/15/26 (Call 08/31/23)	165	162,327
Southwestern Energy Co., 5.70%, 01/23/25
(Call 10/23/24)	160	159,026
Strathcona Resources Ltd., 6.88%, 08/01/26
(Call 08/31/23)(b)(c)	170	149,418

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28 (Call 08/31/23)	$150	$145,979
6.00%, 04/15/27 (Call 08/31/23)	260	257,574
Talos Production Inc., 12.00%, 01/15/26 (Call 08/16/23)	245	256,356
Tap Rock Resources LLC, 7.00%, 10/01/26
(Call 08/02/23)(b)	200	207,350
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(d)	200	182,078
4.00%, 08/15/26(d)	400	363,552
TotalEnergies Capital International SA, 2.43%, 01/10/25
(Call 10/10/24)	693	666,486
Transocean Inc.
7.25%, 11/01/25 (Call 08/11/23)(b)	125	123,276
7.50%, 01/15/26 (Call 08/11/23)(b)	201	197,531
8.00%, 02/01/27 (Call 08/11/23)(b)	225	217,008
11.50%, 01/30/27 (Call 08/11/23)(b)	240	251,815
Transocean Poseidon Ltd., 6.88%, 02/01/27
(Call 08/31/23)(b)	175	174,328
Transocean Titan Financing Ltd., 8.38%, 02/01/28
(Call 02/01/25)(b)	205	212,571
Tullow Oil PLC
7.00%, 03/01/25 (Call 08/30/23)(d)	200	127,790
10.25%, 05/15/26 (Call 08/10/23)(d)	593	486,586
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24
(Call 07/20/24)(d)	200	193,840
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	175	156,275
3.40%, 09/15/26 (Call 06/15/26)	50	47,278
Vantage Drilling International, 9.50%, 02/15/28
(Call 02/15/25)(b)	20	20,055
Var Energi ASA
5.00%, 05/18/27 (Call 04/18/27)(b)	50	48,018
7.50%, 01/15/28 (Call 12/15/27)(b)	200	208,014
Vermilion Energy Inc., 5.63%, 03/15/25
(Call 08/31/23)(b)	110	108,155
Viper Energy Partners LP, 5.38%, 11/01/27
(Call 08/31/23)(b)	175	168,942
W&T Offshore Inc., 11.75%, 02/01/26 (Call 08/01/24)(b)	100	102,497
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	530	511,694
3.70%, 09/15/26 (Call 06/15/26)(b)	380	358,731
YPF SA
6.95%, 07/21/27(d)	250	212,453
8.50%, 07/28/25(d)	400	375,632
YPF Sociedad Anonima, 9.00%, 02/12/26(d)	233	231,524
		62,810,067
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 08/31/23)(b)	290	275,343
6.88%, 04/01/27 (Call 08/31/23)(b)	195	190,675
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	285	258,412
3.34%, 12/15/27 (Call 09/15/27)	425	397,001
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(b)	150	142,667
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(b)(c)	180	151,715
COSL Singapore Capital Ltd., 1.88%, 06/24/25
(Call 05/24/25)(d)	600	558,264
CSI Compressco LP/CSI Compressco Finance Inc.,
7.50%, 04/01/25 (Call 08/31/23)(b)(c)	145	141,830
	Par
Security	(000)	Value

Oil & Gas Services (continued)
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(b)	$215	$216,122
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	222	214,581
KCA Deutag UK Finance PLC, 9.88%, 12/01/25
(Call 08/11/23)(b)	180	178,726
KLX Energy Services Holdings Inc., 11.50%, 11/01/25
(Call 08/31/23)(b)	85	81,575
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	160	156,056
6.00%, 02/01/28 (Call 11/01/27)	45	42,691
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25
(Call 08/17/25)	242	223,758
Schlumberger Holdings Corp., 4.00%, 12/21/25
(Call 09/21/25)(b)	355	343,427
Schlumberger Investment SA, 4.50%, 05/15/28	890	879,338
TechnipFMC PLC, 6.50%, 02/01/26 (Call 08/31/23)(b)	37	36,585
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26 (Call 08/31/23)	250	247,642
6.88%, 09/01/27 (Call 08/31/23)	300	289,536
Welltec International ApS, 8.25%, 10/15/26
(Call 10/15/23)(b)	20	20,339
		5,046,283
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 3.63%, 04/28/26
(Call 01/28/26)	160	151,542
Amcor Flexibles North America Inc., 4.00%, 05/17/25
(Call 04/17/25)	327	316,785
ARD Finance SA, 6.50%, 06/30/27 (Call 08/31/23),
(7.25% PIK)(b)(f)	320	260,205
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC, 6.00%, 06/15/27
(Call 06/15/24)(b)	200	197,170
Ardagh Packaging Finance PLC/Ardagh Holdings
USA Inc.
4.13%, 08/15/26 (Call 08/14/23)(b)	430	402,884
5.25%, 04/30/25 (Call 09/01/23)(b)	275	270,031
5.25%, 08/15/27 (Call 09/01/23)(b)	645	554,869
Ball Corp.
4.88%, 03/15/26 (Call 12/15/25)	264	258,028
5.25%, 07/01/25	357	353,869
6.88%, 03/15/28 (Call 11/15/24)	300	306,717
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	658	596,082
1.65%, 01/15/27 (Call 12/15/26)	326	283,503
4.50%, 02/15/26 (Call 08/31/23)(b)(c)	125	119,460
4.88%, 07/15/26 (Call 08/31/23)(b)	257	248,663
5.50%, 04/15/28 (Call 03/15/28)(b)	400	395,368
5.63%, 07/15/27 (Call 08/31/23)(b)(c)	210	205,974
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	195	188,351
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 09/01/23)(b)(c)	75	72,223
5.38%, 01/15/28 (Call 09/01/23)(b)	175	165,211
CCL Industries Inc., 3.25%, 10/01/26 (Call 07/01/26)(b)	5	4,619
Clearwater Paper Corp., 5.38%, 02/01/25(b)	101	99,262
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)	155	146,895
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 02/01/26 (Call 08/31/23)	325	314,428
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	120	125,111

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Packaging & Containers (continued)
Graphic Packaging International LLC
1.51%, 04/15/26 (Call 03/15/26)(b)	$332	$296,851
3.50%, 03/15/28(b)	175	157,484
4.75%, 07/15/27 (Call 04/15/27)(b)	120	115,458
LABL Inc.
6.75%, 07/15/26 (Call 08/11/23)(b)	260	255,442
10.50%, 07/15/27 (Call 08/11/23)(b)	250	238,160
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(b)	975	972,270
9.25%, 04/15/27 (Call 10/15/24)(b)	475	441,489
Owens-Brockway Glass Container Inc.
6.38%, 08/15/25(b)	110	110,179
6.63%, 05/13/27 (Call 08/31/23)(b)	225	224,159
Packaging Corp. of America, 3.65%, 09/15/24
(Call 06/15/24)	147	143,875
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen
Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27
(Call 10/15/23)(b)	355	319,947
Pactiv LLC
7.95%, 12/15/25	80	80,658
8.38%, 04/15/27	60	60,751
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	197	174,585
4.00%, 12/01/27 (Call 09/01/27)(b)	177	163,047
5.13%, 12/01/24 (Call 09/01/24)(b)	184	181,741
5.50%, 09/15/25 (Call 06/15/25)(b)(c)	170	168,184
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/28
(Call 02/01/25)(b)	140	139,602
Silgan Holdings Inc.
1.40%, 04/01/26 (Call 03/01/26)(b)	227	201,474
4.13%, 02/01/28 (Call 08/16/23)	70	64,019
Sonoco Products Co.
1.80%, 02/01/25 (Call 08/11/23)	346	325,859
2.25%, 02/01/27 (Call 01/01/27)	250	223,670
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/31/23)(b)	375	356,209
8.50%, 08/15/27 (Call 08/11/23)(b)(c)	260	250,598
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	286	276,656
3.75%, 03/15/25 (Call 01/15/25)	325	315,344
3.90%, 06/01/28 (Call 03/01/28)	500	466,240
4.65%, 03/15/26 (Call 01/15/26)	464	451,412
		13,212,613
Pharmaceuticals — 1.1%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	683	657,627
2.95%, 11/21/26 (Call 09/21/26)	1,547	1,450,699
3.20%, 05/14/26 (Call 02/14/26)	1,445	1,376,868
3.60%, 05/14/25 (Call 02/14/25)	1,679	1,627,354
3.80%, 03/15/25 (Call 12/15/24)	340	331,187
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	280	270,892
3.45%, 12/15/27 (Call 09/15/27)	10	9,393
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	354	319,935
1.75%, 05/28/28 (Call 03/28/28)	10	8,699
4.88%, 03/03/28 (Call 02/03/28)	290	290,421
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	667	596,885
3.13%, 06/12/27 (Call 03/12/27)	75	70,663
	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.38%, 11/16/25	$913	$880,050
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 08/31/23)(b)(c)	200	114,036
9.25%, 04/01/26 (Call 08/31/23)(b)(c)	260	222,430
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 08/16/23)(b)	125	57,874
5.50%, 11/01/25 (Call 08/31/23)(b)	595	535,345
5.75%, 08/15/27 (Call 08/16/23)(b)	175	111,963
6.13%, 02/01/27 (Call 02/01/24)(b)	335	220,922
7.00%, 01/15/28 (Call 08/16/23)(b)(c)	60	28,744
9.00%, 12/15/25 (Call 08/31/23)(b)(c)	340	313,375
Bayer Corp., 6.65%, 02/15/28(b)	5	5,213
Bayer U.S. Finance II LLC, 4.25%, 12/15/25
(Call 10/15/25)(b)	1,025	994,096
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	760	736,858
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	747	712,406
3.73%, 12/15/24 (Call 09/15/24)	397	387,293
4.69%, 02/13/28 (Call 01/13/28)	760	751,617
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	533	486,634
1.13%, 11/13/27 (Call 09/13/27)	410	357,848
3.20%, 06/15/26 (Call 04/15/26)	838	800,994
3.25%, 02/27/27	5	4,806
3.45%, 11/15/27 (Call 08/15/27)	55	52,894
3.90%, 02/20/28 (Call 11/20/27)	560	541,610
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	42	39,415
3.50%, 11/15/24 (Call 08/15/24)	359	348,424
3.75%, 09/15/25 (Call 06/15/25)	368	355,256
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28
(Call 01/15/24)(b)	200	182,116
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	374	337,520
3.05%, 10/15/27 (Call 07/15/27)	20	18,476
3.25%, 04/15/25 (Call 01/15/25)	455	438,120
3.40%, 03/01/27 (Call 12/01/26)	604	570,345
4.13%, 11/15/25 (Call 09/15/25)	679	662,826
4.50%, 02/25/26 (Call 11/27/25)	595	584,195
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	902	778,679
2.63%, 08/15/24 (Call 07/15/24)	455	441,487
2.88%, 06/01/26 (Call 03/01/26)	799	752,083
3.00%, 08/15/26 (Call 06/15/26)	357	335,619
3.38%, 08/12/24 (Call 05/12/24)	239	233,618
3.63%, 04/01/27 (Call 02/01/27)	467	444,589
3.88%, 07/20/25 (Call 04/20/25)	1,356	1,317,625
4.10%, 03/25/25 (Call 01/25/25)	440	431,490
4.30%, 03/25/28 (Call 12/25/27)	1,830	1,771,751
5.00%, 02/20/26 (Call 01/20/26)	340	338,735
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	717	690,062
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	248	241,644
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%,
09/01/25 (Call 09/01/23)(b)	235	224,143
Hikma Finance USA LLC, 3.25%, 07/09/25(d)	200	190,422
Horizon Therapeutics USA Inc., 5.50%, 08/01/27
(Call 08/21/23)(b)	250	252,580
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	535	489,996
0.95%, 09/01/27 (Call 07/01/27)	525	461,648

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
2.45%, 03/01/26 (Call 12/01/25)	$345	$326,208
2.63%, 01/15/25 (Call 11/15/24)	351	339,933
2.90%, 01/15/28 (Call 10/15/27)	605	570,315
2.95%, 03/03/27 (Call 12/03/26)	140	132,979
Mallinckrodt International Finance SA/Mallinckrodt
CB LLC, 10.00%, 04/15/25 (Call 08/11/23)(b)	125	24,791
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	135	121,855
1.30%, 08/15/26 (Call 07/15/26)	337	301,730
4.90%, 07/15/28 (Call 06/15/28)	90	90,055
5.25%, 02/15/26 (Call 02/15/24)	10	9,996
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	685	670,341
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	405	366,942
1.70%, 06/10/27 (Call 05/10/27)	275	246,689
2.75%, 02/10/25 (Call 11/10/24)	660	636,867
4.05%, 05/17/28(c)	160	157,403
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	465	442,252
2.00%, 02/14/27 (Call 12/14/26)	435	399,260
3.00%, 11/20/25 (Call 08/20/25)	940	900,614
3.10%, 05/17/27 (Call 02/17/27)	170	161,922
Organon & Co./Organon Foreign Debt Co.-Issuer BV,
4.13%, 04/30/28 (Call 04/30/24)(b)	720	645,314
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)	100	97,466
P&L Development LLC/PLD Finance Corp., 7.75%,
11/15/25 (Call 08/31/23)(b)	170	146,734
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	275	266,475
4.38%, 03/15/26 (Call 12/15/25)	265	252,214
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	526	488,738
2.75%, 06/03/26	407	385,482
3.00%, 12/15/26	425	402,853
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (Call 04/19/26)	1,380	1,362,640
4.45%, 05/19/28 (Call 04/19/28)	1,380	1,356,319
4.65%, 05/19/25	385	381,677
PRA Health Sciences Inc., 2.88%, 07/15/26
(Call 08/31/23)(b)	195	179,696
Prestige Brands Inc., 5.13%, 01/15/28 (Call 08/31/23)(b)	150	143,289
Shire Acquisitions Investments Ireland DAC, 3.20%,
09/23/26 (Call 06/23/26)	1,177	1,105,391
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	1,100	994,840
4.75%, 05/09/27 (Call 02/09/27)	300	278,496
6.75%, 03/01/28 (Call 12/01/27)	600	593,868
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)	892	846,374
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	354	328,041
2.30%, 06/22/27 (Call 04/22/27)	235	206,537
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	47	43,849
4.50%, 11/13/25 (Call 08/13/25)	70	68,798
5.40%, 11/14/25 (Call 10/14/25)	15	15,061
		44,750,799
	Par
Security	(000)	Value

Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.75%, 03/01/27 (Call 08/16/23)(b)	$280	$270,956
5.75%, 01/15/28 (Call 08/16/23)(b)	220	211,534
7.88%, 05/15/26 (Call 08/16/23)(b)	205	209,504
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 08/31/23)(b)	130	127,865
7.63%, 12/15/25 (Call 08/31/23)(b)	235	236,673
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	190	181,581
4.95%, 12/15/24 (Call 09/15/24)	449	442,278
5.95%, 06/01/26 (Call 03/01/26)	55	55,266
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	240	220,423
4.13%, 03/01/25 (Call 02/01/25)(b)	195	187,986
4.13%, 12/01/27 (Call 09/01/27)	155	140,573
4.35%, 10/15/24 (Call 07/15/24)	125	122,005
4.50%, 03/01/28 (Call 12/01/27)(b)	175	157,813
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	857	848,224
5.88%, 03/31/25 (Call 10/02/24)	611	611,147
CNPC Global Capital Ltd., 1.35%, 06/23/25
(Call 05/23/25)(d)	400	370,420
Colorado Interstate Gas Co. LLC/Colorado Interstate
Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	200	190,894
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	266	260,999
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.
5.63%, 05/01/27 (Call 08/16/23)(b)	220	209,642
5.75%, 04/01/25 (Call 08/31/23)	185	182,799
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)	442	438,928
5.63%, 07/15/27 (Call 04/15/27)	259	260,018
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
6.75%, 05/15/25 (Call 08/31/23)	90	88,304
7.13%, 06/01/28 (Call 06/01/24)(b)	150	139,305
Enbridge Energy Partners LP, 5.88%, 10/15/25
(Call 07/15/25)	10	10,067
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	417	373,657
2.50%, 01/15/25 (Call 12/15/24)	381	364,438
2.50%, 02/14/25	112	106,855
3.70%, 07/15/27 (Call 04/15/27)	145	137,289
4.25%, 12/01/26 (Call 09/01/26)	125	121,061
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	453	432,203
3.90%, 07/15/26 (Call 04/15/26)	260	248,846
4.00%, 10/01/27 (Call 07/01/27)	285	268,986
4.05%, 03/15/25 (Call 12/15/24)	508	495,417
4.20%, 04/15/27 (Call 01/15/27)	340	326,104
4.40%, 03/15/27 (Call 12/15/26)	102	98,468
4.75%, 01/15/26 (Call 10/15/25)	383	375,930
4.95%, 06/15/28 (Call 03/15/28)	935	912,635
5.50%, 06/01/27 (Call 03/01/27)	119	119,026
5.55%, 02/15/28 (Call 01/15/28)	395	396,505
5.95%, 12/01/25 (Call 09/01/25)	215	216,049
EnLink Midstream LLC, 5.63%, 01/15/28
(Call 07/15/27)(b)	175	171,133

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	$149	$143,450
4.85%, 07/15/26 (Call 04/15/26)	190	184,576
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	92	88,866
3.75%, 02/15/25 (Call 11/15/24)	745	726,829
3.95%, 02/15/27 (Call 11/15/26)	90	86,943
5.05%, 01/10/26	280	279,762
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(a)	5	4,186
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(a)	800	710,216
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	195	183,273
5.50%, 07/15/28 (Call 04/15/28)	50	48,189
6.00%, 07/01/25 (Call 04/01/25)(b)	145	144,027
6.50%, 07/01/27 (Call 01/01/27)(b)	320	318,416
7.50%, 06/01/27 (Call 06/01/24)(b)	205	208,182
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25
(Call 04/15/25)(b)	385	374,039
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27
(Call 06/01/25)(b)	205	206,181
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(d)	292	269,371
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 08/31/23)	130	124,658
6.50%, 10/01/25 (Call 08/31/23)	209	207,132
7.75%, 02/01/28 (Call 08/31/23)	250	242,197
8.00%, 01/15/27 (Call 01/15/24)	347	341,299
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27
(Call 08/16/23)	185	181,085
Gray Oak Pipeline LLC, 2.60%, 10/15/25
(Call 09/15/25)(b)	300	276,267
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	323	312,270
6.19%, 11/01/25(b)	100	99,751
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 08/31/23)(b)(c)	50	47,383
5.63%, 02/15/26 (Call 08/31/23)(b)	288	283,522
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 08/16/23)(b)	200	187,698
6.38%, 04/15/27 (Call 04/15/24)(b)	175	174,118
Howard Midstream Energy Partners LLC
6.75%, 01/15/27 (Call 01/15/24)(b)	160	154,874
8.88%, 07/15/28 (Call 07/15/25)(b)	175	178,840
KazTransGas JSC, 4.38%, 09/26/27(d)	200	186,804
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24
(Call 06/01/24)	441	433,887
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	250	223,820
4.30%, 06/01/25 (Call 03/01/25)	660	645,929
4.30%, 03/01/28 (Call 12/01/27)	480	461,006
Magellan Midstream Partners LP, 5.00%, 03/01/26
(Call 12/01/25)	175	173,605
Martin Midstream Partners LP/Martin Midstream Finance
Corp., 11.50%, 02/15/28 (Call 08/15/25)(b)	70	69,116
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	709	647,345
4.00%, 02/15/25 (Call 11/15/24)	224	218,201
4.13%, 03/01/27 (Call 12/01/26)	477	458,831
4.25%, 12/01/27 (Call 09/01/27)	300	286,959
	Par
Security	(000)	Value

Pipelines (continued)
4.88%, 12/01/24 (Call 09/01/24)	$561	$554,021
4.88%, 06/01/25 (Call 03/01/25)	528	520,993
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 08/31/23)(b)	520	477,136
6.75%, 09/15/25 (Call 08/21/23)(b)	443	422,134
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 02/01/26 (Call 08/31/23)(b)	725	718,236
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 08/31/23)	116	113,609
7.50%, 04/15/26 (Call 08/31/23)	129	122,243
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	147	140,802
Northriver Midstream Finance LP, 5.63%, 02/15/26
(Call 08/31/23)(b)	205	195,748
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)	120	114,403
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	190	184,534
5.75%, 10/01/25 (Call 07/01/25)	247	243,582
6.00%, 06/01/26 (Call 03/01/26)	195	192,379
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	322	311,899
4.00%, 07/13/27 (Call 04/13/27)	50	47,611
4.55%, 07/15/28 (Call 04/15/28)	500	476,060
4.90%, 03/15/25 (Call 12/15/24)	40	39,378
5.85%, 01/15/26 (Call 12/15/25)	525	529,111
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	504	490,145
4.50%, 12/15/26 (Call 09/15/26)	35	33,883
4.65%, 10/15/25 (Call 07/15/25)	552	538,945
Rockies Express Pipeline LLC, 3.60%, 05/15/25
(Call 04/15/25)(b)	160	152,451
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	500	476,375
5.00%, 03/15/27 (Call 09/15/26)	597	591,723
5.63%, 03/01/25 (Call 12/01/24)	999	996,812
5.88%, 06/30/26 (Call 12/31/25)	421	423,838
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	800	812,520
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	235	221,781
3.50%, 03/15/25 (Call 12/15/24)	266	257,017
Summit Midstream Holdings LLC/Summit Midstream
Finance Corp.
5.75%, 04/15/25 (Call 08/31/23)(c)	95	86,326
9.00%, 10/15/26 (Call 10/15/23)(b)(g)	305	300,239
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.50%, 01/15/28 (Call 08/31/23)(b)	260	239,821
6.00%, 03/01/27 (Call 08/31/23)(b)	165	156,895
7.50%, 10/01/25 (Call 08/31/23)(b)	225	225,857
Targa Resources Corp.
5.20%, 07/01/27 (Call 06/01/27)	387	384,295
6.50%, 07/15/27 (Call 08/31/23)	130	130,638
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	10	9,503
4.38%, 03/13/25 (Call 12/13/24)	287	279,171
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	5	5,229
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	767	725,528
4.25%, 05/15/28 (Call 02/15/28)	500	480,765
4.88%, 01/15/26 (Call 10/15/25)	85	84,021

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
02/01/26 (Call 11/01/25)	$435	$456,350
TransMontaigne Partners LP/TLP Finance Corp., 6.13%,
02/15/26 (Call 08/16/23)	125	109,279
Transportadora de Gas del Sur SA, 6.75%, 05/02/25(d)	150	142,581
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)	455	441,045
Venture Global LNG Inc., 8.13%, 06/01/28
(Call 06/01/25)(b)	785	798,047
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	343	328,138
3.95%, 06/01/25 (Call 03/01/25)	185	178,684
4.65%, 07/01/26 (Call 04/01/26)	235	228,251
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	567	537,765
3.90%, 01/15/25 (Call 10/15/24)	461	449,848
4.00%, 09/15/25 (Call 06/15/25)	350	338,835
5.40%, 03/02/26	275	275,654
		39,725,043
Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26
(Call 02/27/26)(b)	125	119,651
Real Estate — 0.3%
Agile Group Holdings Ltd., 5.75%, 01/02/25
(Call 08/30/23)(d)	200	50,670
Aldar Sukuk Ltd., 4.75%, 09/29/25(d)	200	196,928
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(d)	400	369,024
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(d)	200	193,518
Arada Sukuk Ltd., 8.13%, 06/08/27(d)	200	205,214
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)	105	102,145
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	230	225,420
Central Plaza Development Ltd.
3.85%, 07/14/25(d)	200	165,898
4.65%, 01/19/26 (Call 10/19/25)(d)	200	162,238
5.75%, (Call 11/14/24), (5-year CMT + 8.066%)(a)(d)(e)	200	171,032
China Overseas Finance Cayman VIII Ltd., 2.38%,
03/02/25(d)	200	188,724
China Overseas Grand Oceans Finance IV Cayman Ltd.,
2.45%, 02/09/26 (Call 11/09/25)(d)	200	174,162
China Resources Land Ltd.
3.75%, 08/26/24(d)	200	194,998
3.75%, (Call 12/09/24), (5-year CMT + 5.139%)(a)(d)(e)	400	384,224
China SCE Group Holdings Ltd., 7.00%, 05/02/25
(Call 08/30/23)(d)	200	25,188
CK Property Finance MTN Ltd., 1.38%, 06/30/26(d)	200	176,818
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(d)	200	39,684
4.20%, 02/06/26 (Call 02/06/24)(d)	400	73,900
5.13%, 01/17/25 (Call 08/30/23)(d)	400	90,200
5.40%, 05/27/25 (Call 08/30/23)(d)	400	85,524
6.15%, 09/17/25 (Call 09/17/23)(d)	400	83,440
7.25%, 04/08/26 (Call 08/30/23)(d)	600	108,612
Cushman & Wakefield U.S. Borrower, LLC, 6.75%,
05/15/28 (Call 08/31/23)(b)(c)	220	201,918
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(d)	200	196,694
DIFC Sukuk Ltd., 4.33%, 11/12/24(d)	200	195,338
Ease Trade Global Ltd., 4.00%, 11/10/25(d)	200	185,760
	Par
Security	(000)	Value

Real Estate (continued)
Elect Global Investments Ltd., 4.10%, (Call 06/03/25),
(5-year CMT + 2.887%)(a)(d)(e)	$200	$179,368
Emaar Sukuk Ltd., 3.64%, 09/15/26(d)	400	376,944
Five Point Operating Co. LP/Five Point Capital Corp.,
7.88%, 11/15/25 (Call 08/31/23)(b)	240	228,588
Franshion Brilliant Ltd., 3.20%, 04/09/26(d)	400	343,552
Fuqing Investment management Co., 3.25%, 06/23/25(d)	200	168,172
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26
(Call 06/30/26)(b)(c)	360	336,258
GLP Pte Ltd., 3.88%, 06/04/25(d)	400	279,424
Greystar Real Estate Partners LLC, 5.75%, 12/01/25
(Call 08/31/23)(b)	230	226,642
Hongkong Land Finance Cayman Islands Co. Ltd. (The),
4.50%, 10/07/25(d)	200	195,472
Huafa 2021 I Co. Ltd., 4.25%, (Call 07/18/24),
(3-year CMT + 6.796%)(a)(d)(e)	200	190,750
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(d)	200	183,316
LOTTE Property & Development Co. Ltd., 4.50%,
08/01/25(d)	200	194,830
MAF Global Securities Ltd., 7.88%, (Call 06/30/27),
(5-year CMT + 4.893%)(a)(d)(e)	200	203,348
MAF Sukuk Ltd., 4.50%, 11/03/25(d)	200	196,116
Ontario Teachers’ Cadillac Fairview Properties Trust,
3.88%, 03/20/27 (Call 12/20/26)(b)	220	203,564
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26
(Call 01/12/24)(d)	400	184,664
Shui On Development Holding Ltd., 6.15%, 08/24/24
(Call 08/30/23)(d)	400	292,092
Sinochem Offshore Capital Co. Ltd.
1.00%, 09/23/24 (Call 08/23/24)(d)	203	191,817
1.50%, 11/24/24 (Call 10/24/24)(d)	200	188,650
1.63%, 10/29/25(d)	200	182,040
2.25%, 11/24/26 (Call 10/24/26)(d)	400	357,608
Sino-Ocean Land Treasure Finance I Ltd., 6.00%,
07/30/24(d)	400	51,764
Sino-Ocean Land Treasure IV Ltd., 2.70%, 01/13/25
(Call 12/13/24)(d)	200	24,214
Swire Properties MTN Financing Ltd., 3.63%,
01/13/26(d)	400	382,600
Vanke Real Estate Hong Kong Co. Ltd.
3.15%, 05/12/25(d)	200	182,122
3.98%, 11/09/27(d)	400	341,612
Westwood Group Holdings Ltd., 2.80%, 01/20/26(d)	200	182,384
Wharf REIC Finance BVI Ltd.
2.38%, 05/07/25(d)	200	188,398
2.50%, 09/16/24(d)	200	192,764
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26
(Call 05/20/24)(d)	200	141,650
		10,837,994
Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	382	368,049
3.80%, 04/15/26 (Call 02/15/26)	59	56,653
3.95%, 01/15/28 (Call 10/15/27)	518	487,148
4.30%, 01/15/26 (Call 10/15/25)	160	154,982
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	325	296,764
1.45%, 09/15/26 (Call 08/15/26)	437	387,418
1.60%, 04/15/26 (Call 03/15/26)	379	341,547
2.40%, 03/15/25 (Call 02/15/25)	395	374,701

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
2.75%, 01/15/27 (Call 11/15/26)	$119	$109,035
2.95%, 01/15/25 (Call 12/15/24)	397	381,700
3.13%, 01/15/27 (Call 10/15/26)	305	281,640
3.38%, 10/15/26 (Call 07/15/26)	227	213,623
3.55%, 07/15/27 (Call 04/15/27)	64	59,576
3.60%, 01/15/28 (Call 10/15/27)	10	9,255
3.65%, 03/15/27 (Call 02/15/27)	372	349,647
4.00%, 06/01/25 (Call 03/01/25)	169	164,251
4.40%, 02/15/26 (Call 11/15/25)	160	155,810
5.25%, 07/15/28 (Call 06/15/28)	645	638,750
5.50%, 03/15/28 (Call 02/15/28)	310	311,125
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	50	46,318
2.95%, 05/11/26 (Call 02/11/26)	115	108,549
3.35%, 05/15/27 (Call 02/15/27)	173	162,136
3.45%, 06/01/25 (Call 03/03/25)	311	300,821
3.50%, 11/15/24 (Call 08/15/24)	242	235,877
3.50%, 11/15/25 (Call 08/15/25)	110	105,371
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27
(Call 10/15/26)(b)	160	137,715
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	420	378,848
3.20%, 01/15/25 (Call 10/15/24)	515	492,402
3.65%, 02/01/26 (Call 11/03/25)	400	375,656
6.75%, 12/01/27 (Call 11/01/27)	480	491,246
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	200	163,006
4.10%, 10/01/24 (Call 07/01/24)	230	220,565
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	500	425,740
3.85%, 02/01/25 (Call 11/01/24)	405	389,877
3.90%, 03/15/27 (Call 12/15/26)	65	60,382
4.13%, 06/15/26 (Call 03/15/26)	75	70,773
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	275	237,704
5.75%, 05/15/26 (Call 08/11/23)(b)	335	314,140
Corporate Office Properties LP, 2.25%, 03/15/26
(Call 02/15/26)	274	245,427
Crown Castle Inc., 5.00%, 01/11/28 (Call 12/11/27)	595	586,997
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	572	503,869
1.35%, 07/15/25 (Call 06/15/25)	352	324,713
2.90%, 03/15/27 (Call 02/15/27)	367	337,167
3.20%, 09/01/24 (Call 07/01/24)	395	384,201
3.65%, 09/01/27 (Call 06/01/27)	62	58,025
3.70%, 06/15/26 (Call 03/15/26)	457	435,311
3.80%, 02/15/28 (Call 11/15/27)	515	481,746
4.45%, 02/15/26 (Call 11/15/25)	197	192,091
CTR Partnership LP/CareTrust Capital Corp., 3.88%,
06/30/28 (Call 03/30/28)(b)	100	88,924
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	82	77,894
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	395	369,799
5.55%, 01/15/28 (Call 12/15/27)	583	581,064
Diversified Healthcare Trust
4.75%, 02/15/28 (Call 08/15/27)	185	135,551
9.75%, 06/15/25 (Call 08/16/23)	197	194,935
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	205	194,945
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.50%, 06/01/27 (Call 03/01/27)	$112	$101,552
4.75%, 12/15/26 (Call 09/15/26)	145	133,439
4.95%, 04/15/28 (Call 01/15/28)	385	346,477
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	360	327,492
1.25%, 07/15/25 (Call 06/15/25)	275	252,516
1.45%, 05/15/26 (Call 04/15/26)	325	291,668
1.80%, 07/15/27 (Call 05/15/27)	190	166,391
2.63%, 11/18/24 (Call 10/18/24)	542	521,057
2.90%, 11/18/26 (Call 09/18/26)	15	13,833
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	145	135,150
3.50%, 03/01/28 (Call 12/01/27)	40	37,314
Essex Portfolio LP
1.70%, 03/01/28 (Call 01/01/28)	500	424,590
3.38%, 04/15/26 (Call 01/15/26)	85	80,649
3.50%, 04/01/25 (Call 01/01/25)	160	154,600
3.63%, 05/01/27 (Call 02/01/27)	70	65,434
Extra Space Storage LP
3.50%, 07/01/26	50	46,949
3.88%, 12/15/27	500	462,880
5.70%, 04/01/28 (Call 03/01/28)	50	50,332
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	70	62,951
3.25%, 07/15/27 (Call 04/15/27)	5	4,559
Federal Realty OP LP, 5.38%, 05/01/28	620	614,569
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	180	143,710
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	260	252,203
5.25%, 06/01/25 (Call 03/01/25)	315	310,511
5.38%, 04/15/26 (Call 01/15/26)	375	368,602
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	353	318,618
6.00%, 04/15/25 (Call 08/31/23)(b)(c)	150	147,732
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	75	69,817
3.75%, 07/01/27 (Call 04/01/27)	59	54,789
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	50	43,695
3.25%, 07/15/26 (Call 05/15/26)	55	52,328
3.40%, 02/01/25 (Call 11/01/24)	52	50,160
4.00%, 06/01/25 (Call 03/01/25)	390	377,840
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	20	17,963
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	135	130,442
Series F, 4.50%, 02/01/26 (Call 11/01/25)	335	324,665
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	290	228,262
5.95%, 02/15/28 (Call 01/15/28)	10	8,298
Iron Mountain Inc.
4.88%, 09/15/27 (Call 08/11/23)(b)	355	332,695
5.00%, 07/15/28 (Call 08/11/23)(b)	150	138,838
5.25%, 03/15/28 (Call 08/11/23)(b)	320	300,512
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	320	307,424
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	535	455,017
2.80%, 10/01/26 (Call 07/01/26)	5	4,600
3.30%, 02/01/25 (Call 12/01/24)	137	131,636
3.80%, 04/01/27 (Call 01/01/27)	25	23,453

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	$65	$59,170
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp.
4.25%, 02/01/27 (Call 08/31/23)(b)	230	207,037
5.25%, 10/01/25 (Call 08/16/23)(b)	155	148,437
Link Finance Cayman 2009 Ltd. (The)
2.88%, 07/21/26(d)	200	186,348
3.60%, 09/03/24(d)	200	195,700
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	255	224,703
3.60%, 06/01/27 (Call 03/01/27)	215	203,328
4.00%, 11/15/25 (Call 08/15/25)	55	53,512
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 08/31/23)(c)	495	434,100
5.25%, 08/01/26 (Call 08/31/23)	210	193,372
New Residential Investment Corp., 6.25%, 10/15/25
(Call 08/31/23)(b)	200	190,210
NNN REIT Inc., 3.50%, 10/15/27 (Call 07/15/27)	505	465,226
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	123	83,256
2.65%, 06/15/26 (Call 05/15/26)	110	81,676
4.50%, 02/01/25 (Call 11/01/24)	245	216,043
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	123	119,540
4.50%, 04/01/27 (Call 01/01/27)	295	279,321
5.25%, 01/15/26 (Call 10/15/25)	360	351,396
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25
(Call 08/31/23)(b)	230	231,355
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	215	197,415
4.30%, 03/15/27 (Call 12/15/26)	25	23,822
Piedmont Operating Partnership LP, 9.25%, 07/20/28	250	256,505
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	60	54,265
3.38%, 12/15/27 (Call 09/15/27)	460	431,278
4.88%, 06/15/28 (Call 05/15/28)	145	144,287
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	260	234,465
1.50%, 11/09/26 (Call 10/09/26)	380	341,400
3.09%, 09/15/27 (Call 06/15/27)	50	46,837
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	415	367,586
3.00%, 01/15/27 (Call 10/15/26)	215	200,118
3.65%, 01/15/28 (Call 10/15/27)	15	14,082
3.88%, 04/15/25 (Call 02/15/25)	113	110,036
3.95%, 08/15/27 (Call 05/15/27)	285	271,565
4.13%, 10/15/26 (Call 07/15/26)	305	295,072
4.63%, 11/01/25 (Call 09/01/25)	320	315,440
4.88%, 06/01/26 (Call 03/01/26)	60	59,433
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	475	445,925
Rexford Industrial Realty LP, 5.00%, 06/15/28
(Call 05/15/28)	120	117,178
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27 (Call 08/31/23)	250	235,057
7.25%, 07/15/28	130	132,319
RLJ Lodging Trust LP, 3.75%, 07/01/26
(Call 08/31/23)(b)	195	180,393
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	257	247,383
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
SBA Communications Corp., 3.88%, 02/15/27
(Call 08/11/23)	$505	$465,161
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	290	273,876
3.50%, 02/12/25 (Call 11/14/24)(b)	447	430,197
3.63%, 01/28/26 (Call 12/28/25)(b)	340	323,785
3.75%, 03/23/27 (Call 12/23/26)(b)	360	338,612
Scentre Group Trust 2, 4.75%, 09/24/80 (Call 06/24/26),
(5-year CMT + 4.379%)(a)(b)	440	396,964
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	150	117,825
4.35%, 10/01/24 (Call 09/01/24)	310	297,752
4.50%, 03/15/25 (Call 09/15/24)	135	127,306
4.75%, 10/01/26 (Call 08/01/26)	165	144,264
4.95%, 02/15/27 (Call 08/15/26)	160	137,154
5.25%, 02/15/26 (Call 08/15/25)	120	109,555
5.50%, 12/15/27 (Call 09/15/27)	175	153,604
7.50%, 09/15/25 (Call 06/15/25)	300	296,592
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	509	449,081
1.75%, 02/01/28 (Call 11/01/27)	300	258,993
2.00%, 09/13/24 (Call 06/13/24)	543	521,399
3.30%, 01/15/26 (Call 10/15/25)	380	362,714
3.38%, 10/01/24 (Call 07/01/24)	364	354,285
3.38%, 06/15/27 (Call 03/15/27)	70	65,580
3.38%, 12/01/27 (Call 09/01/27)	400	372,840
3.50%, 09/01/25 (Call 06/01/25)	402	387,432
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	289	274,209
4.25%, 02/01/26 (Call 11/01/25)	267	251,100
4.70%, 06/01/27 (Call 03/01/27)	85	79,734
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	100	85,238
3.20%, 01/15/27 (Call 11/15/26)	10	9,070
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	150	132,982
3.75%, 12/31/24 (Call 09/30/24)(b)	155	148,430
4.38%, 01/15/27 (Call 07/15/26)(b)	175	155,312
4.75%, 03/15/25 (Call 09/15/24)	205	198,616
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	15	13,244
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	25	22,537
Trust Fibra Uno
5.25%, 12/15/24 (Call 09/15/24)(c)(d)	200	197,482
5.25%, 01/30/26 (Call 10/30/25)(d)	400	389,984
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)	415	387,905
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	195	162,550
10.50%, 02/15/28 (Call 09/15/25)(b)	885	879,655
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	250	236,900
3.25%, 10/15/26 (Call 07/15/26)	50	46,126
3.50%, 02/01/25 (Call 11/01/24)	316	303,742
3.85%, 04/01/27 (Call 01/01/27)	75	70,382
4.00%, 03/01/28 (Call 12/01/27)	200	186,154
4.13%, 01/15/26 (Call 10/15/25)	185	177,600
VICI Properties LP
4.38%, 05/15/25	195	190,207
4.75%, 02/15/28 (Call 01/15/28)	500	479,390

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 08/31/23)(b)	$300	$288,579
3.75%, 02/15/27 (Call 08/31/23)(b)	345	319,111
4.25%, 12/01/26 (Call 08/31/23)(b)	532	501,878
4.50%, 09/01/26 (Call 06/01/26)(b)	283	269,164
4.50%, 01/15/28 (Call 10/15/27)(b)	15	13,944
4.63%, 06/15/25 (Call 03/15/25)(b)	295	286,817
5.75%, 02/01/27 (Call 11/01/26)(b)	70	69,087
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	190	161,886
3.50%, 01/15/25 (Call 11/15/24)	220	207,535
WEA Finance LLC, 2.88%, 01/15/27 (Call 11/15/26)(b)	260	224,019
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.75%, 09/17/24 (Call 06/17/24)(b)	455	434,325
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	341	330,402
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)	189	173,978
4.25%, 04/01/26 (Call 01/01/26)	263	254,978
4.25%, 04/15/28 (Call 01/15/28)	500	474,835
Weyerhaeuser Co., 4.75%, 05/15/26	240	236,954
WP Carey Inc., 4.00%, 02/01/25 (Call 11/01/24)	35	34,077
XHR LP, 6.38%, 08/15/25 (Call 08/11/23)(b)	210	206,982
		48,537,333
Retail — 0.7%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 08/31/23)(b)	550	503,360
4.38%, 01/15/28 (Call 08/31/23)(b)	295	272,415
5.75%, 04/15/25 (Call 08/31/23)(b)	205	203,948
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(b)	550	493,834
1.30%, 02/10/28 (Call 12/10/27)(b)	365	309,407
99 Escrow Issuer Inc., 7.50%, 01/15/26
(Call 08/31/23)(b)	130	50,960
Abercrombie & Fitch Management Co., 8.75%, 07/15/25
(Call 08/16/23)(b)	110	111,667
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	140	135,885
Advance Auto Parts Inc.
5.90%, 03/09/26	75	75,035
5.95%, 03/09/28 (Call 02/09/28)	845	841,992
Alimentation Couche-Tard Inc., 3.55%, 07/26/27
(Call 04/26/27)(b)	40	37,444
Asbury Automotive Group Inc., 4.50%, 03/01/28
(Call 08/11/23)	175	160,354
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	328	318,360
4.50%, 10/01/25 (Call 07/01/25)	94	90,995
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	210	199,046
3.25%, 04/15/25 (Call 01/15/25)	158	152,067
3.63%, 04/15/25 (Call 03/15/25)	270	262,375
3.75%, 06/01/27 (Call 03/01/27)	35	33,485
4.50%, 02/01/28 (Call 01/01/28)	335	326,233
5.05%, 07/15/26	115	114,671
Bath & Body Works Inc.
5.25%, 02/01/28	200	190,734
6.69%, 01/15/27	110	110,388
9.38%, 07/01/25(b)	140	147,725
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27
(Call 08/31/23), (8.50% PIK)(b)(f)	150	135,735
	Par
Security	(000)	Value

Retail (continued)
Beacon Roofing Supply Inc., 4.50%, 11/15/26
(Call 08/31/23)(b)(c)	$115	$109,674
Brinker International Inc., 5.00%, 10/01/24
(Call 07/01/24)(b)	140	137,806
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(b)	275	201,530
5.63%, 10/01/25 (Call 08/11/23)(b)	210	188,212
CEC Entertainment LLC, 6.75%, 05/01/26
(Call 08/31/23)(b)	225	216,110
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	550	487,773
3.00%, 05/18/27 (Call 02/18/27)	195	184,669
Darden Restaurants Inc., 3.85%, 05/01/27
(Call 02/01/27)	10	9,558
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 08/31/23)(b)	172	173,756
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	185	177,324
4.25%, 09/20/24	180	177,140
4.63%, 11/01/27 (Call 10/01/27)	250	244,803
5.20%, 07/05/28	110	109,838
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	380	369,132
4.20%, 05/15/28 (Call 02/15/28)	1,000	958,120
eG Global Finance PLC
6.75%, 02/07/25 (Call 08/11/23)(b)	275	270,881
8.50%, 10/30/25 (Call 08/31/23)(b)	213	210,957
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(d)	200	189,220
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28
(Call 02/15/25)(b)	180	187,731
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26
(Call 08/31/23)(b)	240	226,063
Genuine Parts Co., 1.75%, 02/01/25 (Call 08/11/23)	5	4,738
Guitar Center Inc., 8.50%, 01/15/26 (Call 08/11/23)(b)	200	184,008
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	290	268,267
2.50%, 04/15/27 (Call 02/15/27)	240	222,835
2.70%, 04/15/25 (Call 03/15/25)	365	350,736
2.80%, 09/14/27 (Call 06/14/27)	415	386,963
2.88%, 04/15/27 (Call 03/15/27)	235	220,801
3.00%, 04/01/26 (Call 01/01/26)	330	315,764
3.35%, 09/15/25 (Call 06/15/25)	544	525,988
4.00%, 09/15/25 (Call 08/15/25)	152	149,182
IRB Holding Corp., 7.00%, 06/15/25 (Call 08/31/23)(b)	285	286,394
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 08/31/23)(b)	270	260,844
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	155	146,391
Lithia Motors Inc., 4.63%, 12/15/27 (Call 08/31/23)(b)	150	139,575
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	35	32,797
3.10%, 05/03/27 (Call 02/03/27)	650	609,226
3.13%, 09/15/24 (Call 06/15/24)	310	301,450
3.35%, 04/01/27 (Call 03/01/27)	412	389,674
3.38%, 09/15/25 (Call 06/15/25)	316	303,717
4.00%, 04/15/25 (Call 03/15/25)	430	420,824
4.40%, 09/08/25	470	461,263
4.80%, 04/01/26 (Call 03/01/26)	390	387,157
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%,
02/15/26 (Call 08/31/23)(b)	300	281,316
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	495	459,162

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
3.30%, 07/01/25 (Call 06/01/25)	$534	$516,154
3.38%, 05/26/25 (Call 02/26/25)	513	497,672
3.50%, 03/01/27 (Call 12/01/26)	450	429,282
3.50%, 07/01/27 (Call 05/01/27)	1,085	1,034,276
3.70%, 01/30/26 (Call 10/30/25)	80	77,405
Michaels Companies Inc. (The), 5.25%, 05/01/28
(Call 11/01/23)(b)(c)	300	255,003
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 08/31/23)	120	117,088
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26 (Call 08/31/23)(b)	390	365,130
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(c)	135	122,133
6.95%, 03/15/28(c)	20	19,836
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	32	30,684
3.60%, 09/01/27 (Call 06/01/27)	375	355,489
Patrick Industries Inc., 7.50%, 10/15/27
(Call 08/31/23)(b)	130	127,854
Penske Automotive Group Inc., 3.50%, 09/01/25
(Call 08/11/23)	210	200,031
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28
(Call 02/15/24)(b)	425	389,487
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	242	204,826
4.75%, 02/15/27 (Call 11/15/26)	210	135,790
Rite Aid Corp.
7.50%, 07/01/25 (Call 08/31/23)(b)(c)	113	66,605
7.70%, 02/15/27	53	11,274
8.00%, 11/15/26 (Call 08/31/23)(b)	325	162,448
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	20	17,755
4.60%, 04/15/25 (Call 03/15/25)	443	434,964
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25
(Call 08/31/23)	255	253,373
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (Call 08/31/23)(b)(c)	155	152,639
Specialty Building Products Holdings LLC/SBP Finance
Corp., 6.38%, 09/30/26 (Call 08/31/23)(b)	275	262,622
SRS Distribution Inc., 4.63%, 07/01/28 (Call 07/01/24)(b)	225	204,725
Staples Inc.
7.50%, 04/15/26 (Call 08/31/23)(b)	710	585,111
10.75%, 04/15/27 (Call 08/31/23)(b)	355	203,238
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	145	130,939
2.45%, 06/15/26 (Call 03/15/26)	140	130,865
3.80%, 08/15/25 (Call 06/15/25)	531	516,339
4.75%, 02/15/26	455	451,733
Suburban Propane Partners LP/Suburban Energy
Finance Corp., 5.88%, 03/01/27 (Call 08/31/23)	125	122,909
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	615	564,939
2.25%, 04/15/25 (Call 03/15/25)	814	776,214
2.50%, 04/15/26	110	104,154
TJX Companies Inc. (The), 2.25%, 09/15/26
(Call 06/15/26)	205	190,203
TPro Acquisition Corp., 11.00%, 10/15/24
(Call 08/31/23)(b)	110	109,606
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	540	509,582
3.80%, 11/18/24 (Call 08/18/24)	247	240,916
	Par
Security	(000)	Value

Retail (continued)
Walmart Inc.
3.55%, 06/26/25 (Call 04/26/25)	$5	$4,877
3.90%, 04/15/28 (Call 03/15/28)	200	195,400
4.00%, 04/15/26 (Call 03/15/26)	125	122,770
5.88%, 04/05/27	375	392,006
White Cap Parent LLC, 8.25%, 03/15/26 (Call 08/31/23),
(9.00% PIK)(b)(f)	130	125,782
		29,139,612
Savings & Loans — 0.1%
Axos Financial Inc.
4.00%, 03/01/32 (Call 03/01/27),
(3-mo. SOFR + 2.270%)(a)	10	7,522
4.88%, 10/01/30 (Call 10/01/25),
(3-mo. SOFR + 4.760%)(a)	20	15,997
Nationwide Building Society
1.00%, 08/28/25(b)	315	285,374
1.50%, 10/13/26(b)	450	393,935
2.97%, 02/16/28 (Call 02/16/27),
(1-day SOFR + 1.290%)(a)(b)	365	330,015
3.90%, 07/21/25(b)	295	284,516
4.00%, 09/14/26(b)	275	255,032
4.30%, 03/08/29 (Call 03/08/28),
(3-mo. LIBOR US + 1.452%)(a)(b)	725	673,619
4.85%, 07/27/27(b)	200	195,266
		2,441,276
Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27
(Call 08/31/23)(b)	225	225,169
ams-OSRAM AG, 7.00%, 07/31/25 (Call 08/31/23)(b)	165	146,797
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	231	222,816
3.45%, 06/15/27 (Call 03/15/27)(b)	20	18,949
3.50%, 12/05/26 (Call 09/05/26)	125	120,430
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	345	329,358
3.90%, 10/01/25 (Call 07/01/25)	375	366,217
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	280	269,769
3.50%, 01/15/28 (Call 10/15/27)	720	666,360
3.88%, 01/15/27 (Call 10/15/26)	1,030	982,105
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	20	17,303
3.15%, 11/15/25 (Call 10/15/25)	505	481,755
3.46%, 09/15/26 (Call 07/15/26)	274	259,714
3.63%, 10/15/24 (Call 09/15/24)	369	359,616
Entegris Inc., 4.38%, 04/15/28 (Call 08/11/23)(b)	150	137,349
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	275	259,644
3.15%, 05/11/27 (Call 02/11/27)	250	234,862
3.40%, 03/25/25 (Call 02/25/25)	916	890,590
3.70%, 07/29/25 (Call 04/29/25)	398	387,266
3.75%, 03/25/27 (Call 01/25/27)	529	509,935
3.75%, 08/05/27 (Call 07/05/27)	385	369,003
4.88%, 02/10/26	935	931,765
4.88%, 02/10/28 (Call 01/10/28)	785	782,527
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	373	369,259
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	387	376,013
3.80%, 03/15/25 (Call 12/15/24)	36	35,245

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	$245	$221,524
4.88%, 06/22/28 (Call 03/22/28)	495	480,724
Microchip Technology Inc.
0.98%, 09/01/24	660	626,274
4.25%, 09/01/25 (Call 08/31/23)	585	568,930
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	356	341,945
4.98%, 02/06/26 (Call 12/06/25)	110	108,566
5.38%, 04/15/28 (Call 03/15/28)	300	297,351
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	35	33,578
NXP BV/NXP Funding LLC, 5.35%, 03/01/26
(Call 01/01/26)	249	248,151
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	262	249,461
3.88%, 06/18/26 (Call 04/18/26)	330	316,496
4.40%, 06/01/27 (Call 05/01/27)	334	323,596
Qorvo Inc., 1.75%, 12/15/24 (Call 08/11/23)(b)	269	252,279
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	10	8,535
3.25%, 05/20/27 (Call 02/20/27)	375	355,909
3.45%, 05/20/25 (Call 02/20/25)	691	671,168
Renesas Electronics Corp., 2.17%, 11/25/26
(Call 10/25/26)(b)	305	269,913
SK Hynix Inc.
1.50%, 01/19/26(d)	400	357,872
3.00%, 09/17/24(d)	200	192,746
6.25%, 01/17/26(d)	200	200,666
6.38%, 01/17/28(d)	385	391,379
Skyworks Solutions Inc., 1.80%, 06/01/26
(Call 05/01/26)	275	246,306
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	185	165,936
1.38%, 03/12/25 (Call 02/12/25)	581	547,168
2.90%, 11/03/27 (Call 08/03/27)	25	23,347
4.60%, 02/15/28 (Call 01/15/28)	165	165,134
4.70%, 11/18/24	200	199,270
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	200	178,976
3.88%, 04/22/27 (Call 03/22/27)	360	346,313
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(d)	600	542,082
1.25%, 04/23/26 (Call 03/23/26)(d)	200	179,496
4.38%, 07/22/27(d)	400	391,344
		19,252,251
Shipbuilding — 0.0%
CSSC Capital Ltd. Co., 2.50%, 02/13/25(d)	400	379,452
Huntington Ingalls Industries Inc., 3.84%, 05/01/25
(Call 04/01/25)	321	310,635
		690,087
Software — 0.6%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/31/23)(b)	160	157,693
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	233	222,338
3.40%, 06/15/27 (Call 03/15/27)	50	47,336
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	469	446,844
2.15%, 02/01/27 (Call 12/01/26)	5	4,599
3.25%, 02/01/25 (Call 11/01/24)	415	403,641
	Par
Security	(000)	Value

Software (continued)
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(b)(c)	$165	$160,542
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	60	56,639
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 08/31/23)(b)	235	237,350
9.13%, 03/01/26 (Call 08/11/23)(b)	155	155,477
Broadridge Financial Solutions Inc., 3.40%, 06/27/26
(Call 03/27/26)	210	198,582
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	63	62,138
Camelot Finance SA, 4.50%, 11/01/26 (Call 08/31/23)(b)	255	240,570
Clarivate Science Holdings Corp., 3.88%, 07/01/28
(Call 06/30/24)(b)	300	267,780
Concentrix Corp.
6.60%, 08/02/28	175	173,023
6.65%, 08/02/26	175	174,487
Consensus Cloud Solutions Inc., 6.00%, 10/15/26
(Call 10/15/23)(b)(c)	130	120,400
CWT Travel Group Inc., 8.50%, 11/19/26
(Call 08/11/23)(b)	225	123,548
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(c)	95	94,139
Fair Isaac Corp.
4.00%, 06/15/28 (Call 08/16/23)(b)	300	275,355
5.25%, 05/15/26 (Call 02/15/26)(b)	165	161,900
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	592	532,013
4.50%, 07/15/25	167	164,126
4.70%, 07/15/27 (Call 06/15/27)	320	314,531
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	417	375,175
3.20%, 07/01/26 (Call 05/01/26)	525	496,303
3.85%, 06/01/25 (Call 03/01/25)	408	396,568
5.45%, 03/02/28 (Call 02/02/28)	645	651,831
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	348	319,213
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	358	330,359
1.35%, 07/15/27 (Call 05/15/27)	95	83,468
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	843	789,714
2.70%, 02/12/25 (Call 11/12/24)	457	441,329
3.13%, 11/03/25 (Call 08/03/25)	1,332	1,284,035
3.30%, 02/06/27 (Call 11/06/26)	1,975	1,894,815
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)	100	90,009
Open Text Corp.
3.88%, 02/15/28 (Call 08/31/23)(b)	320	284,784
6.90%, 12/01/27 (Call 11/01/27)(b)	355	362,924
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	1,072	977,814
2.50%, 04/01/25 (Call 03/01/25)	498	474,958
2.65%, 07/15/26 (Call 04/15/26)	1,298	1,210,774
2.80%, 04/01/27 (Call 02/01/27)	500	461,295
2.95%, 11/15/24 (Call 09/15/24)	238	230,717
2.95%, 05/15/25 (Call 02/15/25)	1,144	1,096,593
3.25%, 11/15/27 (Call 08/15/27)	1,300	1,212,406
4.50%, 05/06/28 (Call 04/06/28)	880	859,478
5.80%, 11/10/25	365	369,566
PTC Inc.
3.63%, 02/15/25 (Call 08/31/23)(b)	210	202,852
4.00%, 02/15/28 (Call 08/31/23)(b)	175	161,469
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	521	475,569

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
1.40%, 09/15/27 (Call 07/15/27)	$410	$356,085
2.35%, 09/15/24 (Call 08/15/24)	344	330,828
3.80%, 12/15/26 (Call 09/15/26)	5	4,795
SS&C Technologies Inc., 5.50%, 09/30/27
(Call 08/31/23)(b)	710	686,009
Take-Two Interactive Software Inc.
3.55%, 04/14/25	252	243,384
3.70%, 04/14/27 (Call 03/14/27)	327	310,156
4.95%, 03/28/28 (Call 02/28/28)	415	410,198
5.00%, 03/28/26	290	287,741
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25
(Call 08/31/23)(b)	590	484,018
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	580	513,828
3.90%, 08/21/27 (Call 05/21/27)	610	579,274
4.50%, 05/15/25 (Call 04/15/25)	157	153,722
4.65%, 05/15/27 (Call 03/15/27)	145	141,321
West Technology Group LLC, 8.50%, 04/10/27
(Call 08/31/23)(b)(c)	179	151,119
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	360	341,863
		25,323,410
Sovereign Debt Securities — 0.0%
AVI Funding Co.Ltd., 3.80%, 09/16/25(d)	200	193,336
Telecommunications — 0.9%
Altice France Holding SA
6.00%, 02/15/28 (Call 08/31/23)(b)(c)	390	144,795
10.50%, 05/15/27 (Call 08/11/23)(b)	515	217,948
Altice France SA, 8.13%, 02/01/27 (Call 08/11/23)(b)	620	507,073
Altice France SA/France, 5.50%, 01/15/28
(Call 08/31/23)(b)	390	286,670
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	895	764,742
1.70%, 03/25/26 (Call 08/11/23)	1,416	1,286,337
2.30%, 06/01/27 (Call 04/01/27)	1,241	1,112,010
2.95%, 07/15/26 (Call 04/15/26)	113	105,377
3.80%, 02/15/27 (Call 11/15/26)	180	171,248
3.88%, 01/15/26 (Call 10/15/25)	155	149,426
4.10%, 02/15/28 (Call 11/15/27)	690	656,362
4.25%, 03/01/27 (Call 12/01/26)	562	542,847
Axiata SPV2 Bhd, 4.36%, 03/24/26(d)	200	193,774
Bharti Airtel Ltd., 4.38%, 06/10/25(d)	400	390,564
British Telecommunications PLC, 4.25%, 11/23/81
(Call 11/23/26), (5-year CMT + 2.985%)(a)(b)	180	159,340
C&W Senior Financing DAC, 6.88%, 09/15/27
(Call 08/11/23)(b)	435	389,338
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	5	4,717
2.95%, 02/28/26	275	264,476
3.50%, 06/15/25	55	53,588
CommScope Inc.
6.00%, 03/01/26 (Call 08/31/23)(b)	530	486,429
7.13%, 07/01/28 (Call 08/31/23)(b)	98	65,225
8.25%, 03/01/27 (Call 08/31/23)(b)(c)	340	257,761
CommScope Technologies LLC
5.00%, 03/15/27 (Call 08/11/23)(b)	260	173,555
6.00%, 06/15/25 (Call 08/11/23)(b)(c)	458	415,658
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%,
10/01/26 (Call 09/01/23)(b)	735	703,535
	Par
Security	(000)	Value

Telecommunications (continued)
Empresa Nacional de Telecomunicaciones SA, 4.75%,
08/01/26 (Call 05/03/26)(d)	$200	$194,168
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	550	466,240
5.88%, 10/15/27 (Call 10/15/23)(b)	410	374,789
Frontier Florida LLC, Series E, 6.86%, 02/01/28	120	111,842
Frontier North Inc., Series G, 6.73%, 02/15/28	20	17,893
Globe Telecom Inc., 4.20%, (Call 08/02/26),
(5-year CMT + 5.527%)(a)(d)(e)	200	186,342
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(d)	500	483,280
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(d)	200	186,100
Hughes Satellite Systems Corp.
5.25%, 08/01/26	290	272,148
6.63%, 08/01/26(c)	260	234,926
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/23)(b)	425	406,810
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	275	247,880
KT Corp., 1.00%, 09/01/25(d)	200	182,206
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	277	244,414
4.25%, 07/01/28 (Call 08/31/23)(b)	279	197,443
4.63%, 09/15/27 (Call 08/31/23)(b)	355	269,672
Liquid Telecommunications Financing PLC, 5.50%,
09/04/26 (Call 08/30/23)(d)	200	133,958
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)(c)	325	186,563
Lumen Technologies Inc., 4.00%, 02/15/27
(Call 08/31/23)(b)	444	291,681
Motorola Solutions Inc., 4.00%, 09/01/24(c)	59	57,770
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(d)	200	197,122
NBN Co. Ltd., 1.45%, 05/05/26 (Call 04/05/26)(b)	450	404,662
Network i2i Ltd.
3.98%, (d)(e)	200	181,226
5.65%, (Call 01/15/25), (5-year CMT + 4.274%)(a)(d)(e)	400	390,284
Nokia OYJ, 4.38%, 06/12/27	200	188,982
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	1,235	1,109,870
4.24%, 07/25/25(b)	365	355,525
4.37%, 07/27/27 (Call 06/27/27)(b)	205	199,978
Ooredoo International Finance Ltd.
3.75%, 06/22/26(d)	200	192,898
5.00%, 10/19/25(b)	200	198,882
Qwest Corp., 7.25%, 09/15/25	90	87,724
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	120	110,467
2.95%, 03/15/25	515	491,217
3.20%, 03/15/27	945	876,516
3.63%, 12/15/25 (Call 09/15/25)	320	304,848
5.25%, 03/15/82 (Call 03/15/27),
(5-year CMT + 3.590%)(a)(b)	260	239,777
SingTel Group Treasury Pte Ltd., 3.25%, 06/30/25(d)	400	385,152
Sprint LLC
7.63%, 02/15/25 (Call 11/15/24)	601	614,709
7.63%, 03/01/26 (Call 11/01/25)	815	847,445
Sprint Spectrum Co. LLC/Sprint Spectrum Co.
II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25
(Call 03/20/24)(b)	219	216,091
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27(d)	200	189,228
Telefonica Emisiones SA, 4.10%, 03/08/27	635	608,838
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 08/16/23)(b)(c)	145	86,742
5.63%, 12/06/26 (Call 12/06/23)(b)(c)	175	105,702

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	$520	$500,235
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	85	78,679
3.70%, 09/15/27 (Call 06/15/27)	64	60,134
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	357	324,592
2.05%, 02/15/28 (Call 12/15/27)	770	671,771
2.25%, 02/15/26 (Call 08/11/23)	627	580,520
2.63%, 04/15/26 (Call 08/11/23)	429	399,069
3.50%, 04/15/25 (Call 03/15/25)	1,068	1,032,884
3.75%, 04/15/27 (Call 02/15/27)	1,139	1,080,547
4.80%, 07/15/28	1,480	1,451,125
4.95%, 03/15/28 (Call 02/15/28)	485	479,510
5.38%, 04/15/27 (Call 08/11/23)	334	334,541
Total Play Telecomunicaciones SA de CV, 7.50%,
11/12/25(d)	200	136,138
Tower Bersama Infrastructure, 2.80%, 05/02/27
(Call 11/02/26)(d)	200	178,768
Tower Bersama Infrastructure Tbk PT, 2.75%, 01/20/26
(Call 12/20/25)(d)	200	184,702
Turk Telekomunikasyon AS, 6.88%, 02/28/25(d)	200	194,556
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(d)	200	192,670
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	816	737,125
1.45%, 03/20/26 (Call 02/20/26)	997	904,040
2.10%, 03/22/28 (Call 01/22/28)	500	437,435
2.63%, 08/15/26	407	378,709
3.00%, 03/22/27 (Call 01/22/27)	51	47,616
3.38%, 02/15/25	454	439,744
3.50%, 11/01/24 (Call 08/01/24)	657	641,370
4.13%, 03/16/27	1,515	1,466,596
ViaSat Inc.
5.63%, 09/15/25 (Call 08/11/23)(b)	300	281,322
5.63%, 04/15/27 (Call 08/11/23)(b)	235	211,646
6.50%, 07/15/28 (Call 08/31/23)(b)	52	40,040
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26),
(5-year CMT + 2.447%)(a)	175	155,313
4.13%, 05/30/25	525	513,004
Zayo Group Holdings Inc., 4.00%, 03/01/27
(Call 08/31/23)(b)(c)	505	361,125
		37,328,331
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance
LLC, 7.50%, 05/01/25 (Call 08/11/23)(d)	350	231,945
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	417	402,293
3.55%, 11/19/26 (Call 09/19/26)	170	159,628
Mattel Inc.
3.38%, 04/01/26 (Call 08/11/23)(b)	245	227,818
5.88%, 12/15/27 (Call 08/31/23)(b)	20	19,632
		809,371
Transportation — 0.3%
AP Moller - Maersk A/S, 3.88%, 09/28/25
(Call 06/28/25)(b)	220	212,038
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26),
(3-mo. LIBOR US + 2.350%)(a)	50	48,821
	Par
Security	(000)	Value

Transportation (continued)
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	$390	$376,397
3.25%, 06/15/27 (Call 03/15/27)	1,090	1,037,320
3.40%, 09/01/24 (Call 06/01/24)	425	415,850
3.65%, 09/01/25 (Call 06/01/25)	180	175,108
7.00%, 12/15/25	175	182,058
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	100	94,349
2.95%, 11/21/24 (Call 08/21/24)	65	62,919
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 08/31/23)	732	691,638
1.75%, 12/02/26 (Call 11/02/26)	346	311,244
2.90%, 02/01/25 (Call 11/01/24)	421	405,271
Cargo Aircraft Management Inc., 4.75%, 02/01/28
(Call 08/16/23)(b)	205	182,565
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	100	92,744
3.25%, 06/01/27 (Call 03/01/27)	200	188,930
3.35%, 11/01/25 (Call 08/01/25)	235	226,596
3.80%, 03/01/28 (Call 12/01/27)	20	19,136
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(b)(c)	95	95,871
Eastern Creation Ii Investment Co., 1.35%, 10/20/24
(Call 09/20/24)(d)	200	189,380
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	295	283,188
Guangzhou Metro Investment Finance BVI Ltd., 1.51%,
09/17/25(d)	200	182,748
Henan Railway Construction & Investment Group Co.
Ltd., 2.20%, 01/26/25(d)	200	188,402
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27(d)	200	187,578
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	230	223,171
Misc Capital Two Labuan Ltd.
3.63%, 04/06/25(d)	200	192,386
3.75%, 04/06/27(d)	200	187,464
Navios South American Logistics Inc./Navios Logistics
Finance U.S. Inc., 10.75%, 07/01/25(d)	200	195,176
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	110	103,815
3.65%, 08/01/25 (Call 06/01/25)	190	184,334
7.80%, 05/15/27	50	54,778
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	140	125,581
2.50%, 09/01/24 (Call 08/01/24)	291	280,742
2.85%, 03/01/27 (Call 02/01/27)	180	165,353
2.90%, 12/01/26 (Call 10/01/26)	120	110,418
3.35%, 09/01/25 (Call 08/01/25)	72	68,844
4.30%, 06/15/27 (Call 05/15/27)	165	159,860
4.63%, 06/01/25 (Call 05/01/25)	284	278,843
5.25%, 06/01/28 (Call 05/01/28)	165	163,607
5.65%, 03/01/28 (Call 02/01/28)	210	211,795
SF Holding Investment Ltd., 2.38%, 11/17/26(d)	200	181,130
Transnet SOC Ltd., 8.25%, 02/06/28(d)	400	398,484
Ukraine Railways Via Rail Capital Markets PLC, 8.25%,
07/09/26(d)(h)(i)	200	82,740
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	50	45,727
2.75%, 03/01/26 (Call 12/01/25)	10	9,457
3.00%, 04/15/27 (Call 01/15/27)	10	9,412
3.25%, 01/15/25 (Call 10/15/24)	273	265,389
3.25%, 08/15/25 (Call 05/15/25)	308	297,374

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Transportation (continued)
3.75%, 07/15/25 (Call 05/15/25)	$277	$269,574
4.75%, 02/21/26 (Call 01/21/26)	300	298,860
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	375	362,396
2.40%, 11/15/26 (Call 08/15/26)	20	18,661
2.80%, 11/15/24 (Call 09/15/24)	115	111,307
3.90%, 04/01/25 (Call 03/01/25)	580	568,075
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	595	533,132
3.95%, 09/09/27 (Call 08/09/27)	190	186,760
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27
(Call 08/31/23)(b)	220	210,747
XPO Escrow Sub LLC, 7.50%, 11/15/27
(Call 11/15/24)(b)	135	139,624
XPO Inc., 6.25%, 06/01/28 (Call 06/01/25)(b)	360	356,756
Yunda Holding Investment Co., 2.25%, 08/19/25(d)	400	360,608
		13,262,531
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25), (3-mo. SOFR + 4.300%)(a)(b)	180	176,386
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(d)	400	380,916
2.63%, 03/20/25 (Call 02/20/25)(d)	200	188,232
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	350	323,477
6.50%, 10/01/25 (Call 08/31/23)(b)	272	269,462
9.75%, 08/01/27 (Call 08/11/23)(b)	175	181,993
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	130	124,273
3.25%, 09/15/26 (Call 06/15/26)	172	159,279
NAC Aviation 29 DAC, 4.75%, 06/30/26 (Call 08/07/23)	282	251,013
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	325	291,785
1.70%, 06/15/26 (Call 05/15/26)(b)	317	281,921
2.70%, 11/01/24 (Call 10/01/24)(b)	329	315,258
3.40%, 11/15/26 (Call 08/15/26)(b)	160	147,939
3.95%, 03/10/25 (Call 01/10/25)(b)	440	424,943
4.00%, 07/15/25 (Call 06/15/25)(b)	47	45,218
4.20%, 04/01/27 (Call 01/01/27)(b)	125	117,629
4.40%, 07/01/27 (Call 06/01/27)(b)	321	304,684
4.45%, 01/29/26 (Call 11/29/25)(b)	234	225,494
5.70%, 02/01/28 (Call 01/01/28)(b)	325	321,883
5.75%, 05/24/26 (Call 04/24/26)(b)	140	139,367
5.88%, 11/15/27 (Call 10/15/27)(b)	255	253,789
6.05%, 08/01/28	250	250,792
Series 144A, 5.55%, 05/01/28 (Call 04/01/28)(b)	185	182,079
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	285	251,957
5.45%, 05/03/28(b)	200	197,406
		5,807,175
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	350	308,000
Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	50	46,184
3.40%, 03/01/25 (Call 12/01/24)	288	279,014
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	313	306,127
	Par
Security	(000)	Value

Water (continued)
Solaris Midstream Holdings LLC, 7.63%, 04/01/26
(Call 08/31/23)(b)	$155	$152,002
		783,327
Total Corporate Bonds & Notes — 36.9%
(Cost: $1,630,909,410)		1,549,127,345

Foreign Government Obligations(j)

Angola — 0.0%
Angolan Government International Bond
8.25%, 05/09/28(d)	600	552,792
9.50%, 11/12/25(d)	300	300,945
		853,737
Argentina — 0.0%
Ciudad Autonoma De Buenos Aires/Government Bond,
7.50%, 06/01/27(d)	200	191,504
Provincia de Cordoba
6.88%, 12/10/25(d)(g)	250	210,267
6.99%, 06/01/27(d)(g)	200	153,022
		554,793
Bahrain — 0.1%
Bahrain Government International Bond
4.25%, 01/25/28(d)	200	185,650
5.96%, 01/05/26(d)	200	198,980
7.00%, 01/26/26(d)	600	612,018
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(d)	200	197,046
CBB International Sukuk Programme Co.
3.95%, 09/16/27(d)	200	187,644
4.50%, 03/30/27(d)	400	383,488
6.25%, 11/14/24(d)	400	399,912
		2,164,738
Belarus — 0.0%
Republic of Belarus International Bond, 5.88%,
02/24/26(d)	200	98,000
Bolivia — 0.0%
Bolivian Government International Bond, 4.50%,
03/20/28(d)	200	138,214
Brazil — 0.1%
Brazilian Government International Bond
2.88%, 06/06/25	600	571,122
4.25%, 01/07/25	1,400	1,372,140
4.63%, 01/13/28 (Call 10/13/27)	1,000	972,680
6.00%, 04/07/26(c)	825	844,247
8.75%, 02/04/25	300	315,483
10.13%, 05/15/27(c)	300	351,696
		4,427,368
Canada — 0.7%
Canada Government International Bond
0.75%, 05/19/26	780	701,657
1.63%, 01/22/25	985	935,819
2.88%, 04/28/25	115	110,826
CDP Financial Inc.
0.88%, 06/10/25(b)	970	895,426
1.00%, 05/26/26(b)	360	323,456
CPPIB Capital Inc.
0.88%, 09/09/26(b)(c)	940	836,215
1.25%, 03/04/25(b)	760	713,359

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Canada (continued)
4.25%, 07/20/28	$2,000	$1,980,300
Export Development Canada
3.00%, 05/25/27	20	18,960
3.38%, 08/26/25	135	130,976
3.88%, 02/14/28	2,480	2,432,012
Ontario Teachers’ Finance Trust
0.88%, 09/21/26(b)	930	824,705
1.38%, 04/15/25(b)	315	294,802
4.25%, 04/25/28(b)	1,500	1,471,185
Province of Alberta Canada
1.00%, 05/20/25	1,452	1,346,846
1.88%, 11/13/24	487	465,421
3.30%, 03/15/28	15	14,242
Province of British Columbia Canada
0.90%, 07/20/26	1,085	971,943
2.25%, 06/02/26	520	486,039
6.50%, 01/15/26(c)	305	315,565
Series 10, 1.75%, 09/27/24	755	723,539
Province of Manitoba Canada, 2.13%, 06/22/26	625	580,638
Province of Ontario Canada
0.63%, 01/21/26	1,711	1,543,562
1.05%, 04/14/26	672	609,134
1.05%, 05/21/27	40	35,040
2.30%, 06/15/26	932	870,143
2.50%, 04/27/26	732	689,442
3.10%, 05/19/27	1,335	1,263,444
Province of Quebec Canada
0.60%, 07/23/25	1,502	1,378,761
2.50%, 04/20/26	932	878,764
2.75%, 04/12/27	245	229,166
3.63%, 04/13/28	1,515	1,460,354
Series QO, 2.88%, 10/16/24	880	853,107
Series QX, 1.50%, 02/11/25	1,238	1,169,043
Province of Saskatchewan Canada, 3.25%, 06/08/27	10	9,512
PSP Capital Inc., 1.00%, 06/29/26(b)(c)	250	224,220
		27,787,623
Chile — 0.0%
Chile Government International Bond
2.75%, 01/31/27 (Call 12/31/26)	600	557,364
3.13%, 01/21/26	200	191,320
3.24%, 02/06/28 (Call 11/06/27)	600	560,676
		1,309,360
China — 0.1%
China Development Bank, 1.00%, 10/27/25(d)	400	364,076
China Government International Bond
0.55%, 10/21/25(d)	1,400	1,271,676
1.25%, 10/26/26	400	358,056
Export-Import Bank of China (The)
2.88%, 04/26/26(d)	800	756,864
3.38%, 03/14/27(d)	200	192,022
		2,942,694
Colombia — 0.0%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	600	552,354
4.50%, 01/28/26 (Call 10/28/25)	600	576,900
		1,129,254
Costa Rica — 0.0%
Costa Rica Government International Bond, 4.38%,
04/30/25(d)	200	195,080
	Par
Security	(000)	Value

Denmark — 0.0%
Kommunekredit
0.50%, 01/28/26(d)	$200	$179,722
0.63%, 06/10/25(d)	1,000	919,910
		1,099,632
Dominican Republic — 0.1%
Dominican Republic International Bond
5.50%, 01/27/25(d)	475	469,305
5.95%, 01/25/27(d)	600	593,322
6.88%, 01/29/26(d)	600	607,140
		1,669,767
Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(d)	400	308,996
5.25%, 10/06/25(d)	200	166,506
5.80%, 09/30/27(d)	400	291,540
5.88%, 06/11/25(d)	600	521,964
6.59%, 02/21/28(d)	400	288,404
7.50%, 01/31/27(d)	600	474,156
Egyptian Financial Co. for Sovereign Taskeek (The),
10.88%, 02/28/26(d)	600	580,230
		2,631,796
El Salvador — 0.0%
El Salvador Government International Bond, 6.38%,
01/18/27(d)	325	241,212
Ethiopia — 0.0%
Ethiopia International Bond, 6.63%, 12/11/24(d)	270	184,972
Finland — 0.0%
Finland Government International Bond, 6.95%,
02/15/26	200	208,646
Finnvera OYJ, 1.63%, 10/23/24(b)	430	410,444
Kuntarahoitus OYJ, 0.63%, 03/20/26(b)	200	179,492
		798,582
France — 0.2%
Agence Francaise de Developpement EPIC, 4.00%,
09/21/27(d)	600	585,426
Caisse d’Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	1,460	1,325,607
0.63%, 02/18/26(b)	5	4,506
3.75%, 05/24/28(b)	3,975	3,863,302
4.00%, 01/25/26(b)(c)	465	456,291
SFIL SA, 0.63%, 02/09/26(d)	600	539,064
		6,774,196
Gabon — 0.0%
Gabon Government International Bond, 6.95%,
06/16/25(d)	200	191,266
Georgia — 0.0%
Georgia Government International Bond, 2.75%,
04/22/26(d)	300	270,420
Germany — 0.1%
Land Nordrhein Westfalen, 2.25%, 04/16/25(d)	1,500	1,425,705
State of North Rhine-Westphalia, 3.88%, 01/15/25(d)	200	195,456
State of North Rhine-Westphalia Germany, 1.00%,
04/21/26(d)	200	180,624
		1,801,785

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Ghana — 0.0%
Ghana Government International Bond
0.00%, 04/07/25(d)(h)(i)	$200	$81,014
6.38%, 02/11/27(d)(i)	400	181,468
7.88%, 03/26/27(d)(h)(i)	200	92,830
8.13%, 01/18/26(d)(h)(i)	400	188,152
		543,464
Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(d)	200	188,696
4.50%, 05/03/26(d)	400	382,576
		571,272
Honduras — 0.0%
Honduras Government International Bond, 6.25%,
01/19/27(d)	350	322,448
Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)	400	362,776
2.10%, (Call 03/08/26), (5-year CMT + 4.697%)(a)(d)(e)	400	365,908
4.75%, 01/12/28 (Call 12/12/27)(b)(c)	400	399,396
Hong Kong Government International Bond
0.63%, 02/02/26(b)	600	540,336
4.50%, 01/11/28(b)	200	201,066
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	200	191,212
		2,060,694
Hungary — 0.0%
Hungary Government International Bond, 6.13%,
05/22/28(d)	600	610,914
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27
(Call 11/04/27)(d)	400	400,740
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(d)	200	202,498
		1,214,152
India — 0.0%
Export-Import Bank of India
3.38%, 08/05/26(d)	600	566,730
3.88%, 02/01/28(d)	200	188,296
		755,026
Indonesia — 0.2%
Indonesia Government International Bond
3.50%, 01/11/28	600	566,754
3.85%, 07/18/27(d)	400	385,676
4.13%, 01/15/25(d)	600	590,838
4.15%, 09/20/27 (Call 06/20/27)	300	291,189
4.35%, 01/08/27(d)	400	393,280
4.55%, 01/11/28 (Call 12/11/27)	400	395,744
4.75%, 01/08/26(d)	800	797,424
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(d)	400	362,708
2.30%, 06/23/25(d)	450	426,542
3.90%, 08/20/24(d)	200	197,158
4.15%, 03/29/27(c)(d)	800	783,784
4.33%, 05/28/25(d)	700	690,991
4.35%, 09/10/24(c)(d)	400	396,576
4.40%, 06/06/27(d)	800	787,960
4.40%, 03/01/28(d)	200	196,484
4.55%, 03/29/26(d)	600	595,746
		7,858,854
	Par
Security	(000)	Value

Iraq — 0.0%
Iraq International Bond, 5.80%, 01/15/28
(Call 09/17/23)(d)	$563	$521,910
Israel — 0.0%
Israel Government AID Bond, 5.50%, 09/18/23	380	379,954
Israel Government International Bond
2.88%, 03/16/26	400	376,948
3.25%, 01/17/28	200	186,384
		943,286
Italy — 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26	1,035	928,675
2.38%, 10/17/24	815	780,411
		1,709,086
Jamaica — 0.0%
Jamaica Government International Bond, 6.75%,
04/28/28(c)	400	421,760
Japan — 0.3%
Development Bank of Japan Inc.
1.75%, 08/28/24(b)	200	191,838
1.88%, 10/02/24(d)	500	478,625
3.25%, 04/28/27(b)(c)	1,075	1,016,466
Japan Bank for International Cooperation
0.63%, 07/15/25	1,002	917,451
1.75%, 10/17/24	370	353,272
2.25%, 11/04/26	410	376,909
2.38%, 04/20/26	820	766,717
2.50%, 05/28/25	1,155	1,097,169
2.75%, 01/21/26(c)	845	801,449
2.75%, 11/16/27	480	443,592
2.88%, 04/14/25	390	373,784
2.88%, 06/01/27	230	214,769
2.88%, 07/21/27	390	363,812
4.25%, 01/26/26	500	491,760
4.25%, 04/27/26	1,480	1,453,730
4.63%, 07/19/28	2,000	2,000,380
Japan International Cooperation Agency, 3.25%,
05/25/27	735	692,892
		12,034,615
Jersey — 0.0%
IDB Trust Services Ltd.
1.81%, 02/26/25(d)	800	754,056
1.96%, 10/02/24(d)	500	478,625
		1,232,681
Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(d)	200	194,752
5.75%, 01/31/27(d)	400	389,296
6.13%, 01/29/26(d)	200	197,984
7.75%, 01/15/28(d)	200	206,174
		988,206
Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(d)	445	443,923
5.13%, 07/21/25(d)	800	822,520
		1,266,443

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Kenya — 0.0%
Republic of Kenya Government International Bond
7.00%, 05/22/27(d)	$200	$180,748
7.25%, 02/28/28(d)	400	350,904
		531,652
Kuwait — 0.0%
Kuwait International Government Bond, 3.50%,
03/20/27(d)	1,600	1,540,848
Lebanon — 0.0%
Lebanon Government International Bond
6.20%, 02/26/25(d)(h)(i)	200	14,788
6.25%, 11/04/24(d)(h)(i)	300	21,873
6.25%, 06/12/25(d)(i)	200	14,736
6.60%, 11/27/26(d)(h)(i)	400	29,136
6.75%, 11/29/27(d)(h)(i)	370	26,854
6.85%, 03/23/27(d)(h)(i)	383	27,917
		135,304
Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%, 11/26/26
(Call 10/26/26)(d)	200	178,192
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(d)	352	340,395
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(d)	350	334,806
		853,393
Mexico — 0.1%
Mexico Government International Bond
3.75%, 01/11/28	600	569,556
4.13%, 01/21/26	800	785,824
4.15%, 03/28/27	1,000	979,840
5.40%, 02/09/28 (Call 01/09/28)	600	608,244
		2,943,464
Mongolia — 0.0%
Mongolia Government International Bond
3.50%, 07/07/27(d)	200	171,882
5.13%, 04/07/26(d)	200	189,478
8.65%, 01/19/28(d)	200	206,252
		567,612
Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(d)	400	348,956
5.95%, 03/08/28(d)	400	403,116
		752,072
Namibia — 0.0%
Namibia International Bond, 5.25%, 10/29/25(d)	200	190,538
Netherlands — 0.0%
BNG Bank NV, 3.50%, 05/19/28(b)	980	941,427
Nederlandse Waterschapsbank NV, 0.50%, 12/02/25(b)	45	40,671
		982,098
Nigeria — 0.0%
Nigeria Government International Bond
6.50%, 11/28/27(d)	600	536,280
7.63%, 11/21/25(d)	600	588,108
		1,124,388
Norway — 0.1%
Kommunalbanken AS
0.38%, 09/11/25(b)	780	708,661
0.88%, 03/12/25(b)	575	536,176
1.50%, 01/20/27(b)(c)	910	818,663
	Par
Security	(000)	Value

Norway (continued)
2.00%, 06/19/24(b)	$975	$944,356
		3,007,856
Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(d)	1,000	976,320
4.88%, 02/01/25(d)	200	196,858
5.38%, 03/08/27(d)	1,000	986,560
5.63%, 01/17/28(d)	800	796,568
6.75%, 10/28/27(d)	600	622,602
Oman Sovereign Sukuk Co., 5.93%, 10/31/25(d)	400	404,496
		3,983,404
Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26(d)	600	322,614
6.88%, 12/05/27(d)	400	214,408
8.25%, 09/30/25(d)	200	121,412
		658,434
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA,
2.38%, 09/14/25 (Call 08/14/25)(d)	200	186,278
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	305	295,173
3.75%, 04/17/26(d)	600	573,096
3.88%, 03/17/28 (Call 12/17/27)	400	377,964
7.13%, 01/29/26	400	415,144
8.88%, 09/30/27	350	397,848
		2,245,503
Paraguay — 0.0%
Paraguay Government International Bond
4.70%, 03/27/27(d)	200	194,000
5.00%, 04/15/26(d)	154	151,998
		345,998
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27
(Call 07/28/27)(d)	200	174,170
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(d)	150	144,877
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	262	244,257
7.35%, 07/21/25	530	547,130
		1,110,434
Philippines — 0.1%
Philippine Government International Bond
3.00%, 02/01/28	800	742,776
3.23%, 03/29/27	200	189,094
5.17%, 10/13/27	200	203,036
5.50%, 03/30/26	200	203,136
10.63%, 03/16/25	600	651,102
		1,989,144
Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	500	481,820
5.50%, 11/16/27 (Call 08/16/27)	600	612,168
		1,093,988
Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(d)	1,200	1,148,796
3.40%, 04/16/25(d)	600	582,576

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Qatar (continued)
4.50%, 04/23/28(d)	$1,000	$999,310
		2,730,682
Romania — 0.0%
Romanian Government International Bond
3.00%, 02/27/27(d)	500	455,730
5.25%, 11/25/27(d)	400	391,688
6.63%, 02/17/28(d)	500	518,760
		1,366,178
Saudi Arabia — 0.2%
KSA Sukuk Ltd., 3.63%, 04/20/27(d)	1,900	1,818,642
Saudi Government International Bond
2.50%, 02/03/27(d)	600	554,448
2.90%, 10/22/25(d)	800	762,776
3.25%, 10/26/26(d)	2,000	1,899,920
3.63%, 03/04/28(d)	1,600	1,521,008
4.00%, 04/17/25(d)	1,400	1,368,570
4.75%, 01/18/28(d)	800	794,984
		8,720,348
Serbia — 0.0%
Serbia International Bond, 6.25%, 05/26/28(d)	200	200,416
South Africa — 0.1%
Republic of South Africa Government International Bond
4.85%, 09/27/27	200	190,692
4.88%, 04/14/26	600	581,364
5.88%, 09/16/25	800	794,096
		1,566,152
South Korea — 0.3%
Export-Import Bank of Korea
0.63%, 02/09/26	410	364,662
0.75%, 09/21/25	400	362,620
1.13%, 03/24/26(d)	200	179,180
1.13%, 12/29/26	400	347,532
1.25%, 01/18/25	200	188,366
1.63%, 01/18/27	400	358,604
1.88%, 02/12/25	800	758,512
2.38%, 04/21/27	200	183,028
2.63%, 05/26/26	800	743,304
2.88%, 01/21/25	500	482,225
3.25%, 11/10/25	200	190,838
4.25%, 09/15/27	200	195,172
5.00%, 01/11/28(c)	400	401,640
Incheon International Airport Corp., 1.25%, 05/04/26(d)	200	178,306
Industrial Bank of Korea
0.63%, 09/17/24(d)	200	189,196
1.04%, 06/22/25(d)	200	183,884
2.13%, 10/23/24(d)	200	191,848
Korea Development Bank (The)
1.25%, 06/03/25(d)	800	742,472
1.38%, 04/25/27	200	176,166
1.75%, 02/18/25	500	473,180
4.38%, 02/15/28	200	195,796
Korea Electric Power Corp.
3.63%, 06/14/25(d)	200	193,484
4.00%, 06/14/27(d)	200	192,984
Korea Expressway Corp., 1.13%, 05/17/26(d)	400	355,852
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(d)	600	536,022
3.25%, 06/15/25(d)	200	191,670
	Par
Security	(000)	Value

South Korea (continued)
Korea International Bond
2.75%, 01/19/27	$200	$188,614
5.63%, 11/03/25	200	200,594
Korea Mine Rehabilitation & Mineral Resources Corp.,
1.75%, 04/15/26(d)	400	358,280
Korea National Oil Corp.
0.88%, 10/05/25(d)	1,000	904,900
1.25%, 04/07/26(d)	400	358,980
1.75%, 04/18/25(d)	200	187,678
3.38%, 03/27/27(d)	200	189,074
Korea SMEs and Startups Agency, 2.13%, 08/30/26(d)	200	180,518
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(d)	200	178,734
Korea Water Resources Corp, 3.50%, 04/27/25(d)	200	193,026
		11,496,941
Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.13%, 06/03/25(d)(h)(i)	400	184,956
6.20%, 05/11/27(d)(h)(i)	200	89,336
6.83%, 07/18/26(d)(h)(i)	400	181,744
6.85%, 11/03/25(d)(h)(i)	810	370,680
		826,716
Supranational — 1.7%
Africa Finance Corp.
3.13%, 06/16/25(d)	200	187,498
4.38%, 04/17/26(d)	200	187,842
African Development Bank
0.88%, 03/23/26	974	881,957
0.88%, 07/22/26	1,006	901,326
3.38%, 07/07/25	172	167,027
4.38%, 11/03/27	180	179,946
African Export-Import Bank (The), 2.63%, 05/17/26
(Call 04/17/26)(b)	40	36,329
Arab Petroleum Investments Corp.
1.26%, 02/10/26(d)	600	543,270
1.48%, 10/06/26(b)	15	13,427
Asian Development Bank
0.38%, 09/03/25	1,997	1,819,247
0.50%, 02/04/26	1,980	1,785,247
0.63%, 10/08/24	447	422,621
0.63%, 04/29/25	2,312	2,141,120
1.00%, 04/14/26	4,040	3,668,320
1.50%, 10/18/24	540	515,462
1.50%, 01/20/27	1,960	1,772,350
1.75%, 08/14/26	55	50,636
2.00%, 01/22/25	391	373,116
2.00%, 04/24/26	560	522,318
2.13%, 03/19/25	7	6,671
2.38%, 08/10/27	70	64,962
2.63%, 01/12/27	100	94,043
2.88%, 05/06/25	432	416,003
3.13%, 08/20/27	490	467,259
4.13%, 09/27/24	360	354,604
6.22%, 08/15/27	60	63,404
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/24	879	826,445
0.50%, 05/28/25	1,196	1,097,892
0.50%, 01/27/26	442	396,797
3.38%, 06/29/25	292	282,069

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Supranational (continued)
Banque Ouest Africaine de Developpement, 5.00%,
07/27/27(b)	$905	$838,727
Central American Bank for Economic Integration, 2.00%,
05/06/25(b)	215	201,528
Corp. Andina de Fomento, 1.25%, 10/26/24	12	11,329
Council of Europe Development Bank
0.88%, 09/22/26	301	268,353
1.38%, 02/27/25	65	61,286
3.00%, 06/16/25	135	129,877
European Bank for Reconstruction & Development
0.50%, 05/19/25	1,377	1,269,429
0.50%, 11/25/25	72	65,259
0.50%, 01/28/26	327	294,944
1.50%, 02/13/25	939	888,097
1.63%, 09/27/24	1,143	1,094,708
European Investment Bank
0.38%, 12/15/25	1,672	1,508,746
0.38%, 03/26/26	1,867	1,670,610
0.63%, 07/25/25	1,942	1,785,844
0.75%, 10/26/26	1,685	1,496,280
1.38%, 03/15/27	260	233,436
1.63%, 03/14/25	1,194	1,129,321
1.88%, 02/10/25	974	926,956
2.13%, 04/13/26	300	281,106
2.38%, 05/24/27	50	46,432
2.50%, 10/15/24(c)	47	45,442
2.75%, 08/15/25	245	234,788
3.25%, 11/15/27	185	177,404
European Stability Mechanism, 1.38%, 09/11/24(b)	630	602,173
Inter-American Development Bank
0.50%, 09/23/24	287	271,364
0.63%, 07/15/25	2,189	2,014,055
0.63%, 09/16/27	55	47,343
0.88%, 04/03/25	1,182	1,101,967
0.88%, 04/20/26	2,795	2,528,105
1.50%, 01/13/27	25	22,604
1.75%, 03/14/25	1,722	1,631,595
2.00%, 06/02/26	686	637,994
2.00%, 07/23/26	260	241,272
2.13%, 01/15/25	623	595,980
2.38%, 07/07/27	60	55,730
7.00%, 06/15/25	42	43,300
Inter-American Investment Corp.
1.75%, 10/02/24(d)	677	647,882
4.13%, 02/15/28	290	285,183
International Bank for Reconstruction & Development
0.38%, 07/28/25	6,451	5,899,117
0.50%, 10/28/25	2,670	2,428,178
0.63%, 04/22/25	4,015	3,721,022
0.75%, 03/11/25	1,936	1,805,242
0.75%, 11/24/27	665	572,000
0.85%, 02/10/27 (Call 08/10/23)	10	8,604
0.88%, 07/15/26	30	26,968
1.50%, 08/28/24	159	152,470
1.63%, 01/15/25	601	570,866
1.88%, 10/27/26	378	347,900
2.13%, 03/03/25	242	230,873
2.50%, 11/25/24	874	842,868
2.50%, 07/29/25	2,244	2,141,786
2.50%, 11/22/27	20	18,564
	Par
Security	(000)	Value

Supranational (continued)
3.13%, 11/20/25	$533	$513,497
3.13%, 06/15/27	3,490	3,328,622
International Finance Corp.
0.38%, 07/16/25	1,543	1,413,666
0.75%, 10/08/26	30	26,644
1.38%, 10/16/24	671	639,778
2.13%, 04/07/26	32	29,979
3.63%, 09/15/25	47	45,831
ISDB Trust Services No. 2 SARL, 1.26%, 03/31/26(d)	1,075	973,875
Nordic Investment Bank
0.38%, 09/11/25	505	459,823
2.63%, 04/04/25	200	191,988
3.38%, 09/08/27	200	192,610
		72,208,428
Sweden — 0.1%
Svensk Exportkredit AB
0.50%, 08/26/25	1,157	1,054,420
0.63%, 10/07/24	200	188,840
0.63%, 05/14/25	1,040	958,943
		2,202,203
Thailand — 0.0%
Export Import Bank of Thailand, 1.46%, 10/15/25(d)	200	182,202
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond,
4.50%, 08/04/26(d)	400	389,276
Tunisia — 0.0%
Tunisian Republic, 5.75%, 01/30/25(d)	428	298,012
Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(d)	400	384,912
5.13%, 06/22/26(d)	900	841,491
7.25%, 02/24/27(d)	1,000	986,390
9.76%, 11/13/25(d)	800	838,312
Istanbul Metropolitan Municipality, 6.38%, 12/09/25(d)	200	183,792
Turkey Government International Bond
4.25%, 03/13/25	600	574,518
4.25%, 04/14/26	600	553,182
4.75%, 01/26/26	600	564,102
4.88%, 10/09/26	1,200	1,106,460
5.13%, 02/17/28	400	363,488
5.60%, 11/14/24(c)	800	786,968
6.00%, 03/25/27	1,200	1,134,360
6.35%, 08/10/24(c)	700	697,263
6.38%, 10/14/25	800	783,040
7.38%, 02/05/25	1,144	1,154,822
8.60%, 09/24/27	600	613,266
9.88%, 01/15/28	1,400	1,487,738
Turkiye Ihracat Kredi Bankasi AS, 5.75%, 07/06/26(d)	400	369,872
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	200	181,478
		13,605,454
Ukraine — 0.0%
Ukraine Government International Bond
7.75%, 09/01/25(d)(i)	604	200,697
7.75%, 09/01/26(d)(h)(i)	600	186,018
7.75%, 09/01/27(d)(i)	500	153,950
8.99%, 02/01/26(d)(h)(i)	200	63,924
		604,589

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond
2.13%, 09/30/24(d)	$1,200	$1,154,484
2.50%, 04/16/25(d)	1,000	956,900
3.13%, 05/03/26(d)	1,000	957,520
3.13%, 10/11/27(d)	1,600	1,515,712
RAK Capital, 3.09%, 03/31/25(d)	500	480,985
Sharjah Sukuk Ltd., 3.76%, 09/17/24(d)	200	195,264
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(d)	400	365,240
3.85%, 04/03/26(d)	600	576,906
4.23%, 03/14/28(d)	200	190,160
		6,393,171
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	600	593,292
4.50%, 08/14/24	200	199,538
		792,830
Vietnam — 0.0%
Vietnam Government International Bond, 4.80%,
11/19/24(d)	454	443,903
Zambia — 0.0%
Zambia Government International Bond, 8.97%,
07/30/27(d)(h)(i)	400	229,952
Total Foreign Government Obligations — 5.7%
(Cost: $253,513,485)		238,021,969

Municipal Debt Obligations

California — 0.0%
California Earthquake Authority, 5.60%, 07/01/27	200	199,840
University of California RB
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	70	64,947
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	600	531,438
		796,225
Florida — 0.1%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25(c)	650	603,443
1.71%, 07/01/27	250	221,041
		824,484
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	500	509,566
Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	215	202,348
Total Municipal Debt Obligations — 0.1%
(Cost: $2,390,070)		2,332,623

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 6.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	267	250,369
2.50%, 08/01/31	248	230,398
2.50%, 10/01/31	562	522,221
2.50%, 12/01/31	310	288,137
2.50%, 02/01/32	374	346,889
2.50%, 01/01/33	980	909,964
3.00%, 05/01/29	9,141	8,793,184
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/30	$242	$228,921
3.00%, 06/01/30	20	19,475
3.00%, 07/01/30	184	173,741
3.00%, 12/01/30	278	262,616
3.00%, 05/01/31	98	92,735
3.00%, 06/01/31	67	63,754
3.50%, 05/01/32	52	50,309
3.50%, 09/01/32	43	41,524
3.50%, 07/01/33	102	97,948
3.50%, 06/01/34	475	454,099
4.00%, 05/01/33	93	89,952
4.06%, 02/01/45, (12-mo. LIBOR US + 1.618%)(a)	9	8,663
Federal National Mortgage Association
3.91%, 12/01/44, (12-mo. LIBOR US + 1.580%)(a)	7	6,986
4.43%, 04/01/44, (12-mo. LIBOR US + 1.590%)(a)	30	29,897
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	47	45,856
Series 2016-M3, Class A2, 2.70%, 02/25/26	4,244	4,004,889
Series 2019-M25, Class A1, 2.14%, 11/25/29	160	157,197
Freddie Mac Multifamily Structured Pass
Through Certificates
Series K036, Class A2, 3.53%, 10/25/23
(Call 11/25/23)(a)	403	400,434
Series K042, Class A2, 2.67%, 12/25/24	5,000	4,818,778
Series K048, Class A2, 3.28%, 06/25/25
(Call 08/25/25)(a)	1,347	1,297,953
Series K049, Class A2, 3.01%, 07/25/25
(Call 08/25/25)	1,129	1,082,989
Series K051, Class A2, 3.31%, 09/25/25
(Call 10/25/25)	1,622	1,559,902
Series K053, Class A2, 3.00%, 12/25/25
(Call 01/25/26)	1,000	952,890
Series K067, Class A1, 2.90%, 03/25/27
(Call 09/25/27)	2,538	2,427,783
Series K-1512, Class A2, 2.99%, 05/25/31
(Call 10/25/34)	460	410,821
Series K-1512, Class A3, 3.06%, 04/25/34
(Call 10/25/34)	450	387,993
Series K724, Class A2, 3.06%, 11/25/23(a)	1,212	1,203,577
Series K729, Class A1, 2.95%, 02/25/24
(Call 11/25/24)	135	133,338
Uniform Mortgage-Backed Securities
1.50%, 02/01/36	2,143	1,846,780
1.50%, 03/01/36	2,330	2,007,810
1.50%, 10/01/36	2,315	2,000,769
1.50%, 11/01/36	1,954	1,690,899
1.50%, 02/01/37	12,881	11,097,338
1.50%, 03/01/37	9,220	7,937,274
1.50%, 08/01/37	1,626	1,401,107
2.00%, 10/01/35	9,732	8,649,139
2.00%, 11/01/35	3,244	2,891,296
2.00%, 12/01/35	6,375	5,646,921
2.00%, 02/01/36	19,980	17,752,623
2.00%, 03/01/36	7,012	6,212,751
2.00%, 04/01/36	12,019	10,642,848
2.00%, 05/01/36	12,278	10,899,324
2.00%, 06/01/36	994	879,841
2.00%, 06/01/36(k)	12,834	11,364,314
2.00%, 07/01/36	7,194	6,384,284
2.00%, 08/01/36	757	670,282
2.00%, 10/01/36	1,664	1,474,304

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
2.00%, 11/01/36	$7,633	$6,764,386
2.00%, 12/01/36	10,547	9,345,423
2.00%, 01/01/37	9,044	8,027,500
2.00%, 02/01/37	4,715	4,174,845
2.50%, 07/01/28	330	314,217
2.50%, 12/01/29	78	74,170
2.50%, 03/01/30	44	40,843
2.50%, 07/01/30	55	51,117
2.50%, 08/01/30	163	151,539
2.50%, 12/01/30	27	25,079
2.50%, 01/01/31	23	21,686
2.50%, 05/01/31	474	439,840
2.50%, 08/01/31	664	616,013
2.50%, 09/01/31	514	476,552
2.50%, 10/01/31	2,414	2,255,629
2.50%, 12/01/31	777	721,048
2.50%, 01/01/32	3,516	3,259,994
2.50%, 02/01/32	636	590,053
2.50%, 03/01/32	602	557,817
2.50%, 04/01/32	4,259	3,949,441
2.50%, 07/01/32	4,698	4,356,657
2.50%, 10/01/32	90	83,419
2.50%, 01/01/33	737	683,557
2.50%, 07/01/35	6,453	5,897,104
2.50%, 10/01/35	8,207	7,469,384
2.50%, 03/01/36	1,473	1,343,228
2.50%, 05/01/36	9,557	8,690,539
2.50%, 06/01/36	241	218,935
2.50%, 07/01/36	585	531,798
2.50%, 08/01/36	2,899	2,636,866
2.50%, 04/01/37	1,807	1,641,811
2.50%, 05/01/37	511	463,954
2.50%, 08/17/38(l)	675	612,404
3.00%, 10/01/27	26	24,825
3.00%, 10/01/28	117	111,917
3.00%, 11/01/28	128	122,953
3.00%, 03/01/30	3,902	3,744,299
3.00%, 04/01/30	62	58,039
3.00%, 07/01/30	41	38,569
3.00%, 08/01/30	144	135,896
3.00%, 09/01/30	216	203,471
3.00%, 10/01/30	117	110,390
3.00%, 11/01/30	25	23,957
3.00%, 12/01/30	98	91,899
3.00%, 01/01/31	1,351	1,274,155
3.00%, 02/01/31	686	646,494
3.00%, 03/01/31	147	138,796
3.00%, 04/01/31	75	70,111
3.00%, 06/01/31	433	407,998
3.00%, 07/01/31	455	428,400
3.00%, 09/01/31	140	132,420
3.00%, 10/01/31	22	21,150
3.00%, 01/01/32	458	431,135
3.00%, 02/01/32	1,526	1,436,807
3.00%, 03/01/32	135	127,235
3.00%, 06/01/32	452	426,344
3.00%, 08/01/32	278	260,935
3.00%, 11/01/32	459	431,805
3.00%, 12/01/32	753	708,883
3.00%, 02/01/33	500	470,104
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/33	$533	$499,177
3.00%, 07/01/34	243	227,515
3.00%, 09/01/34	3,616	3,383,803
3.00%, 11/01/34	387	362,124
3.00%, 10/01/35	514	480,743
3.00%, 07/01/37	860	803,381
3.00%, 08/17/38(l)	453	421,502
3.50%, 01/01/27	4	3,986
3.50%, 12/01/29	10	10,087
3.50%, 07/01/30	111	106,567
3.50%, 10/01/30	50	48,412
3.50%, 11/01/30	6	5,998
3.50%, 03/01/31	71	67,487
3.50%, 06/01/31	118	113,016
3.50%, 01/01/32	67	64,073
3.50%, 05/01/32	105	100,693
3.50%, 06/01/32	130	124,602
3.50%, 07/01/32	34	32,535
3.50%, 08/01/32	33	31,790
3.50%, 09/01/32	203	195,327
3.50%, 10/01/32	33	31,790
3.50%, 11/01/32	22	21,221
3.50%, 03/01/33	362	346,566
3.50%, 04/01/33	446	424,508
3.50%, 05/01/33	279	267,328
3.50%, 06/01/33	493	471,963
3.50%, 02/01/34	3,737	3,578,082
3.50%, 07/01/34	618	598,177
3.50%, 08/01/34	491	468,636
3.50%, 01/01/35	397	379,720
3.50%, 08/17/38(l)	174	165,140
4.00%, 07/01/29	39	38,289
4.00%, 07/01/32	135	132,152
4.00%, 05/01/33	207	200,370
4.00%, 06/01/33	100	96,769
4.00%, 07/01/33	64	61,783
4.00%, 12/01/33	344	336,904
4.00%, 08/17/38(l)	4,554	4,391,764
Uniform Mortgage-Backed Security
4.50%, 08/17/38(l)	112	109,708
5.00%, 08/17/38(l)	178	176,762
		251,242,371
U.S. Government Agency Obligations — 1.5%
Federal Farm Credit Banks Funding Corp., 1.85%,
07/26/24	35	33,775
Federal Home Loan Banks
1.50%, 08/15/24	260	249,587
3.25%, 06/09/28	1,000	952,880
3.38%, 09/08/23	1,105	1,102,370
Federal Home Loan Mortgage Corp.
0.25%, 08/24/23	10,000	9,966,900
0.25%, 12/04/23	2,470	2,426,355
Federal National Mortgage Association
0.50%, 06/17/25	13,000	11,965,980
0.63%, 04/22/25	200	185,414
1.75%, 07/02/24	6,850	6,622,717
2.50%, 02/05/24(c)	705	694,425
2.63%, 09/06/24	2,550	2,479,773
2.88%, 09/12/23	800	797,608

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Agency Obligations (continued)
U.S. Treasury Notes
4.13%, 07/31/28	$12,000	$11,978,437
4.75%, 07/31/25	15,000	14,965,430
		64,421,651
U.S. Government Obligations — 46.6%
U.S. Treasury Note/Bond
0.25%, 05/31/25	12,000	11,012,813
0.25%, 07/31/25	16,460	15,017,821
0.25%, 08/31/25	12,000	10,917,188
0.25%, 09/30/25	12,400	11,256,875
0.25%, 10/31/25	5,700	5,156,273
0.38%, 08/15/24	4,500	4,274,648
0.38%, 09/15/24	10,400	9,841,406
0.38%, 04/30/25	13,100	12,088,844
0.38%, 12/31/25	7,200	6,503,625
0.38%, 01/31/26	17,550	15,792,258
0.38%, 09/30/27	17,100	14,573,742
0.50%, 03/31/25	16,800	15,583,969
0.50%, 02/28/26	21,000	18,909,844
0.50%, 04/30/27	18,000	15,627,656
0.50%, 05/31/27	14,000	12,124,219
0.50%, 06/30/27	9,570	8,266,087
0.50%, 08/31/27	10,600	9,105,234
0.50%, 10/31/27	23,100	19,741,477
0.63%, 10/15/24	18,700	17,679,535
0.63%, 07/31/26	23,850	21,287,988
0.63%, 11/30/27	25,000	21,429,687
0.75%, 11/15/24	16,920	15,969,572
0.75%, 03/31/26	16,000	14,486,250
0.75%, 04/30/26	13,720	12,379,084
0.75%, 05/31/26	22,080	19,872,000
0.75%, 08/31/26	22,500	20,107,617
0.88%, 06/30/26	17,800	16,061,719
0.88%, 09/30/26	71,150	63,751,512
1.00%, 12/15/24	26,000	24,546,641
1.13%, 01/15/25	28,400	26,789,187
1.13%, 02/28/25	18,000	16,914,375
1.13%, 10/31/26	22,800	20,536,031
1.13%, 02/28/27	6,400	5,719,500
1.13%, 02/29/28	20,000	17,432,813
1.25%, 08/31/24	3,200	3,062,125
1.25%, 11/30/26	62,780	56,663,855
1.25%, 12/31/26	24,950	22,486,187
1.25%, 03/31/28	20,000	17,503,125
1.25%, 05/31/28	5,600	4,881,625
1.38%, 01/31/25	9,000	8,510,273
1.38%, 08/31/26	8,860	8,072,291
1.50%, 09/30/24	11,500	11,007,207
1.50%, 10/31/24	15,000	14,315,039
1.50%, 11/30/24	19,230	18,303,805
1.50%, 02/15/25	22,300	21,099,633
1.50%, 08/15/26	20,700	18,950,203
1.50%, 01/31/27	35,700	32,375,437
1.63%, 02/15/26	19,000	17,628,437
1.63%, 05/15/26	18,000	16,628,906
1.63%, 10/31/26	30,000	27,461,719
1.75%, 12/31/24	17,180	16,369,319
1.75%, 03/15/25	19,900	18,865,355
1.75%, 12/31/26	10,000	9,167,187
1.88%, 08/31/24	7,260	6,994,273
	Par
Security	(000)	Value

U.S. Government Obligations (continued)
1.88%, 02/28/27	$28,000	$25,698,750
2.00%, 02/15/25	22,500	21,453,223
2.00%, 08/15/25	11,600	10,957,469
2.00%, 11/15/26	25,000	23,148,437
2.13%, 09/30/24	7,800	7,518,469
2.13%, 11/30/24	7,800	7,486,477
2.13%, 05/15/25	9,000	8,558,086
2.25%, 10/31/24	7,200	6,935,906
2.25%, 11/15/24	19,600	18,862,703
2.25%, 12/31/24	4,000	3,838,750
2.25%, 11/15/25	10,000	9,457,031
2.25%, 03/31/26	4,000	3,767,188
2.25%, 02/15/27	22,300	20,756,422
2.25%, 08/15/27	20,350	18,804,672
2.25%, 11/15/27	20,900	19,247,594
2.38%, 08/15/24	11,400	11,056,219
2.38%, 05/15/27	23,450	21,835,981
2.50%, 01/31/25	9,300	8,941,078
2.50%, 02/28/26	4,000	3,794,063
2.50%, 03/31/27	31,000	29,064,922
2.63%, 03/31/25	5,250	5,045,127
2.63%, 04/15/25	19,000	18,246,680
2.63%, 01/31/26	8,500	8,094,258
2.63%, 05/31/27	2,000	1,879,375
2.75%, 02/28/25	10,450	10,077,311
2.75%, 05/15/25	13,790	13,258,870
2.75%, 06/30/25	8,000	7,680,625
2.75%, 08/31/25	10,000	9,582,812
2.75%, 04/30/27	32,800	30,993,438
2.75%, 07/31/27	21,440	20,213,900
2.75%, 02/15/28	20,000	18,778,125
2.88%, 04/30/25	11,100	10,699,793
2.88%, 05/31/25	7,000	6,741,602
2.88%, 06/15/25	16,000	15,403,125
2.88%, 07/31/25	6,000	5,770,547
2.88%, 11/30/25	4,900	4,698,641
2.88%, 05/15/28	25,000	23,558,594
3.00%, 07/15/25	12,000	11,571,563
3.00%, 09/30/25	10,000	9,626,562
3.00%, 10/31/25	4,900	4,714,719
3.13%, 08/15/25	17,300	16,714,774
3.13%, 08/31/27	25,000	23,904,297
3.25%, 06/30/27	20,000	19,232,813
3.50%, 09/15/25	7,200	7,005,938
3.50%, 01/31/28	31,200	30,264,000
3.50%, 04/30/28	30,000	29,100,000
3.63%, 03/31/28	21,000	20,481,562
3.63%, 05/31/28	22,000	21,475,781
3.88%, 03/31/25	20,000	19,614,844
3.88%, 04/30/25	28,000	27,462,969
3.88%, 11/30/27	28,180	27,746,292
3.88%, 12/31/27	19,760	19,457,425
4.00%, 02/29/28	43,000	42,613,672
4.00%, 06/30/28	14,000	13,888,437
4.13%, 01/31/25	14,000	13,787,266
4.13%, 09/30/27	24,000	23,844,375
4.13%, 10/31/27	31,340	31,141,677
4.25%, 09/30/24	2,000	1,975,469
4.25%, 12/31/24	19,600	19,336,625
4.25%, 05/31/25	30,000	29,619,141

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)		Value

U.S. Government Obligations (continued)
4.25%, 10/15/25	$7,500		$7,413,867
4.38%, 10/31/24	7,880		7,791,042
4.50%, 11/30/24	19,300		19,105,492
4.50%, 11/15/25	5,200		5,168,719
4.63%, 02/28/25	20,900		20,740,801
4.63%, 06/30/25(c)	40,000		39,776,562
7.50%, 11/15/24	500		513,652
			1,958,100,090
Total U.S. Government & Agency Obligations — 54.1%
(Cost: $2,403,997,207)			2,273,764,112

Common Stocks

Financial Services — 0.0%
HoldCo.(m)	16		—

Health Care Technology — 0.0%
Quincy Health LLC(m)	1		—

Metals & Mining — 0.0%
Foresight Energy LLC(m)	0	(n)	—

Total Common Stocks — 0.0%
(Cost $212,146)			—

Preferred Stocks

Financial Services — 0.0%
HoldCo. Preference Shares(m)	0	(n)	—

Total Preferred Stocks — 0.0%
(Cost $97)			—

Total Long-Term Investments — 99.0%
(Cost: $4,394,415,200)			4,158,480,861

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.42%(o)(p)(q)	36,839		36,849,893

	Shares
Security	(000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.22%(o)(p)	73,839	$73,839,120

Total Short-Term Securities — 2.6%
(Cost: $110,682,215)		110,689,013

Total Investments — 101.6%
(Cost: $4,505,097,415)		4,269,169,874

Liabilities in Excess of Other Assets — (1.6)%		(69,039,019)

Net Assets — 100.0%		$4,200,130,855

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Issuer filed for bankruptcy and/or is in default. (i) Non-income producing security.
(j)	U.S. dollar denominated security issued by foreign domiciled entity.
(k)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(l)	Represents or includes a TBA transaction.
(m)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(n)	Rounds to less than 1,000. (o) Affiliate of the Fund.
(p)	Annualized 7-day yield as of period end.
(q)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$53,200,266	$—	$(16,357,251	)(a)	$(11,349)	$18,227	$36,849,893	36,839	$1,034,696		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	88,715,321	—	(14,876,201	)(a)	—	—	73,839,120	73,839	599,604	(b)	—
					$(11,349)	$18,227	$110,689,013		$1,634,300		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$30,644,485	$—	$30,644,485
Collaterized Mortgage Obligations	—	64,590,327	—	64,590,327
Corporate Bonds & Notes	—	1,549,127,345	—	1,549,127,345
Foreign Government Obligations	—	238,021,969	—	238,021,969
Municipal Debt Obligations	—	2,332,623	—	2,332,623
U.S. Government & Agency Obligations	—	2,273,764,112	—	2,273,764,112
Common Stocks	—	—	—	—
Preferred Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	110,689,013	—	—	110,689,013
	$110,689,013	$4,158,480,861	$—	$4,269,169,874

Portfolio Abbreviation

CMT	Constant Maturity Treasury	PJSC	Public Joint Stock Company
GO	General Obligation	RB	Revenue Bond
JSC	Joint Stock Company	REIT	Real Estate Investment Trust
LIBOR	London Interbank Offered Rate	SOFR	Secured Overnight Financing Rate
OJSC	Open Joint Stock Company
PIK	Payment-in-kind